UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Report to Stockholders.

Mproved Systematic Multi-Strategy Fund
Institutional Class – mmsqx
Investor Class – mmsjx

Mproved Systematic Merger Arbitrage Fund
Institutional Class – mmaqx
Investor Class – mmajx

Mproved Systematic Long-Short Fund
Institutional Class – mlsqx
Investor Class – mlsjx

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.mprovedalts.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-677-6833 or by enrolling at www.mprovedalts.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-677-6833 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

MPROVED FUNDS

Expense Example (Unaudited)
June 30, 2019

As a shareholder of the MProved Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

MProved Systematic Multi-Strategy Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2019)	(1/1/2019)	(06/30/2019)	(1/1/2019 to 6/30/2019)
Institutional Class
Actual(2)	2.31%	$1,000.00	$ 985.50	$11.37
Hypothetical (5% annual return
before expenses)	2.31%	$1,000.00	$1,013.34	$11.53

Investor Class
Actual(2)	2.56%	$1,000.00	$ 985.40	$12.60
Hypothetical (5% annual return
before expenses)	2.56%	$1,000.00	$1,012.10	$12.77

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2019 through June 30, 2019, of -1.45% and -1.46% for Institutional Class and Investor Class, respectively.

MPROVED FUNDS

Expense Example (Unaudited) – Continued
June 30, 2019

MProved Systematic Merger Arbitrage Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2019)	(1/1/2019)	(6/30/2019)	(1/1/2019 to 6/30/2019)
Institutional Class
Actual(2)	1.68%	$1,000.00	$1,007.70	$8.36
Hypothetical (5% annual return
before expenses)	1.68%	$1,000.00	$1,016.46	$8.40

Investor Class
Actual(2)	1.93%	$1,000.00	$1,005.80	$9.60
Hypothetical (5% annual return
before expenses)	1.93%	$1,000.00	$1,015.22	$9.64

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2019 through June 30, 2019, of 0.77% and 0.58% for Institutional Class and Investor Class, respectively.

MProved Systematic Long-Short Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2019)	(1/1/2019)	(6/30/2019)	(1/1/2019 to 6/30/2019)
Institutional Class
Actual(2)	1.35%	$1,000.00	$1,013.30	$6.74
Hypothetical (5% annual return
before expenses)	1.35%	$1,000.00	$1,018.10	$6.76

Investor Class
Actual(2)	1.60%	$1,000.00	$1,011.10	$7.98
Hypothetical (5% annual return
before expenses)	1.60%	$1,000.00	$1,016.86	$8.00

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2019 through June 30, 2019, of 1.33% and 1.11% for Institutional Class and Investor Class, respectively.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
June 30, 2019

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long convertible preferred stocks, long convertible bonds, long swap contracts and long futures contracts as of June 30, 2019. Data expressed excludes securities sold short, short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps and futures contracts are expressed as notional and not market value.

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short U.S. government notes, short futures contracts, and short swap contracts as of June 30, 2019. Data expressed excludes long investments, swap contracts, futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of swaps and futures contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio(1) (Unaudited)
June 30, 2019

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts with notional value of $(1,073,074).
(2)
Data expressed as a percentage of long common stocks and long swap contracts as of June 30, 2019. Data expressed excludes short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC LONG-SHORT FUND

Allocation of Portfolio(1) (Unaudited)
June 30, 2019

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts with notional value of $(713,804).
(2)
Data expressed as a percentage of long common stocks and long swap contracts as of June 30, 2019. Data expressed excludes short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
June 30, 2019

	Country	Shares	Value
LONG INVESTMENTS – 95.27%
CONVERTIBLE PREFERRED STOCKS – 21.43%
Equity Real Estate Investment Trusts (REITs) – 5.20%
Crown Castle International Corporation		375	$450,694
6.875%, 8/1/2020
QTS Realty Trust, Inc.		3,750	415,425
6.500%, Perpetual
			866,119
Food Products – 2.25%
Bunge Ltd. (a)
4.875%, Perpetual	Bermuda	3,750	375,664

Gas Utilities – 2.40%
South Jersey Industries, Inc.
7.250%, 4/15/2021		7,500	399,375

Household Products – 1.95%
Energizer Holdings, Inc.
7.500%, 1/15/2022		3,750	325,125

Machinery – 5.16%
Colfax Corporation
5.750%, 1/15/2022		3,750	476,100
Fortive Corporation
5.000%, 7/1/2021		375	384,341
			860,441
Multi-Utilities – 4.47%
CenterPoint Energy, Inc.
7.000%, 9/1/2021		7,500	376,650
Sempra Energy
6.000%, 9/15/2021		3,300	367,917
			744,567
Total Convertible Preferred Stocks
(Cost $3,395,149)			3,571,291

		Principal
		Amount
CONVERTIBLE BONDS – 33.51%
Automobiles – 1.77%
Tesla, Inc.
2.000%, 5/15/2024		$300,000	295,394

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

		Principal
	Country	Amount	Value
CONVERTIBLE BONDS – 33.51% (Continued)

Biotechnology – 2.26%
The Medicines Company
2.750%, 7/15/2023		$375,000	$376,942

Consumer Finance – 2.10%
PRA Group, Inc.
3.500%, 6/1/2023		375,000	350,642

Diversified Financial Services – 2.18%
Deutsche Bank AG (a)
1.000%, 5/1/2023	Germany	375,000	362,670

Equity Real Estate Investment Trusts (REITs) – 2.32%
iStar, Inc.
3.125%, 9/15/2022		375,000	385,726

Health Care Equipment & Supplies – 3.34%
Wright Medical Group NV (a)	Netherlands
2.250%, 11/15/2021		375,000	556,406

Internet & Direct Marketing Retail – 3.25%
Booking Holdings, Inc.
0.350%, 6/15/2020		375,000	540,838

Media – 2.19%
DISH Network Corporation
3.375%, 8/15/2026		375,000	365,507

Mortgage Real Estate Investment Trusts (REITs) – 4.46%
Apollo Commercial Real Estate Finance, Inc.
5.375%, 10/15/2023		375,000	375,287
Redwood Trust, Inc.
4.750%, 8/15/2023		375,000	367,500
			742,787
Oil, Gas & Consumable Fuels – 2.28%
Ship Finance International Ltd. (a)	Bermuda
5.750%, 10/15/2021		375,000	380,280

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Principal
	Amount	Value
CONVERTIBLE BONDS – 33.51% (Continued)
Semiconductors & Semiconductor Equipment – 2.66%
Microchip Technology, Inc.
2.250%, 2/15/2037	$375,000	$442,537

Thrifts & Mortgage Finance – 4.70%
LendingTree, Inc.
0.625%, 6/1/2022	375,000	783,041
Total Convertible Bonds
(Cost $5,077,280)		5,582,770

	Shares
SHORT TERM INVESTMENTS – 40.33%
Money Market Funds – 7.43%
First American Government Obligations Fund,
Share Class X, 2.29% (b)(d)	618,899	618,898
First American Treasury Obligations Fund,
Share Class X, 2.25% (b)(d)	618,899	618,899
Total Money Market Funds
(Cost $1,237,797)		1,237,797

	Principal
	Amount
U.S. TREASURY BILLS – 32.90%
Maturity Date: 7/11/2019, Yield to Maturity 2.45%	$650,000	649,650
Maturity Date: 7/25/2019, Yield to Maturity 2.42%	1,100,000	1,098,576
Maturity Date: 8/8/2019, Yield to Maturity 2.47%	750,000	748,389
Maturity Date: 8/22/2019, Yield to Maturity 2.45%	1,000,000	997,012
Maturity Date: 8/29/2019, Yield to Maturity 2.40%	500,000	498,285
Maturity Date: 9/12/2019, Yield to Maturity 2.42%	250,000	248,956
Maturity Date: 10/10/2019, Yield to Maturity 2.37%	500,000	497,080
Maturity Date: 11/7/2019, Yield to Maturity 2.37%	500,000	496,332
Maturity Date: 12/5/2019, Yield to Maturity 2.34%	250,000	247,800
Total U.S. Treasury Bills
(Cost $5,479,325)		5,482,080
Total Short Term Investments
(Cost $6,717,122)		6,719,877
Total Long Investments
(Cost $15,189,551) – 95.27%		15,873,938

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Country	Shares	Value
SECURITIES SOLD SHORT (c) – (37.30)%
SHORT COMMON STOCKS – (34.87)%
Automobiles – (0.92)%
Tesla, Inc.		(689)	$(153,964)

Biotechnology – (1.08)%
The Medicines Company		(4,954)	(180,672)

Consumer Finance – (0.80)%
PRA Group, Inc.		(4,704)	(132,371)

Diversified Financial Services – (0.91)%
Voya Financial, Inc.		(2,738)	(151,411)

Equity Real Estate Investment Trusts (REITs) – (4.62)%
Crown Castle International Corporation		(2,696)	(351,423)
iStar, Inc.		(8,800)	(109,296)
QTS Realty Trust, Inc.		(6,698)	(309,314)
			(770,033)
Food Products – (0.80)%
Bunge Ltd. (a)	Bermuda	(2,384)	(132,813)

Gas Utilities – (1.72)%
South Jersey Industries, Inc.		(8,500)	(286,705)

Health Care Equipment & Supplies – (2.83)%
Wright Medical Group NV (a)	Netherlands	(15,825)	(471,902)

Household Products – (1.38)%
Energizer Holdings, Inc.		(5,936)	(229,367)

Internet & Direct Marketing Retail – (2.96)%
Booking Holdings, Inc.		(263)	(493,049)

Machinery – (3.86)%
Colfax Corporation		(13,800)	(386,814)
Fortive Corporation		(3,152)	(256,951)
			(643,765)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Country	Shares	Value
SHORT COMMON STOCKS – (34.87)% (Continued)
Media – (0.93)%
DISH Network Corporation, Class A		(4,027)	$(154,677)

Multi-Utilities – (3.24)%
CenterPoint Energy, Inc.		(9,175)	(262,680)
Sempra Energy		(2,014)	(276,804)
			(539,484)
Oil, Gas & Consumable Fuels – (0.68)%
Ship Finance International Ltd. (a)	Bermuda	(9,084)	(113,641)

Mortgage Real Estate
Investment Trusts (REITs) – (1.49)%
Apollo Commercial Real Estate Finance, Inc.		(4,933)	(90,718)
Redwood Trust, Inc.		(9,489)	(156,853)
			(247,571)
Semiconductors &
Semiconductor Equipment – (2.46)%
Microchip Technology, Inc.		(4,735)	(410,524)

Thrifts & Mortgage Finance – (4.19)%
LendingTree, Inc.		(1,660)	(697,250)

Total Short Common Stocks
Proceeds $(5,262,218)			(5,809,199)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Principal
	Amount	Value
SHORT U.S. GOVERNMENT NOTES – (2.43)%
United States Treasury Note
2.125%, 12/31/2022
Total Short U.S. Government Notes
Proceeds $(395,637)	$(400,000)	$(405,383)

Total Securities Sold Short
Proceeds $(5,657,855) – (37.30)%		(6,214,582)
Total Investments
(Cost $9,531,695) – 57.97%		9,659,356
Assets In Excess Of Liabilities – 42.03% (d)		7,001,977
Net Assets – 100.00%		$16,661,333

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	Foreign security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
(c)	Securities sold short are not owned by the Fund and cannot produce income.
(d)
The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short, open futures contracts and swap contracts. The total value of such assets as of June 30, 2019 is $8,531,586.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Open Futures Contracts (Unaudited)
June 30, 2019

					Unrealized
		Number of	Notional		Appreciation
Expiration Date	Issue	Contracts	Amount	Value(1)	(Depreciation)
LONG FUTURES CONTRACTS
3/16/20	90-Day Eurodollars	1	$245,725	$(2)	$(2)
9/16/19	Australian Dollar Currency	1	70,360	8	8
8/30/19	Brent Crude	1	64,350	(920)	3,508
7/19/19	CAC40 Index	1	62,916	506	289
12/13/19	Corn	4	86,300	(3,900)	(5,236)
9/20/19	Euro Stoxx 50	2	78,824	750	362
9/6/19	Euro-Bobl	4	502,017	227	406
9/6/19	Euro-Bund	1	120,064	136	101
8/30/19	Gasoline, RBOB	1	77,872	(697)	7,768
8/28/19	Gold 100 Oz	1	141,370	170	12,638
9/16/19	Japanese Yen Currency	1	116,638	(38)	10
9/26/19	Long Gilt	2	271,268	(406)	(1,119)
9/16/19	Mexican Peso Currency	3	77,200	(180)	118
7/30/19	MSCI Taiwan Index	1	38,650	(230)	148
9/16/19	New Zealand Dollar Currency	2	134,540	158	345
9/30/19	NY Harbor ULSD	1	82,055	(932)	750
10/29/19	Platinum	1	42,055	1,180	1,258
10/14/19	Soybean Oil	2	34,308	777	505
9/16/19	Swiss Franc Currency	2	258,050	100	3,095
9/19/19	U.S. Treasury 10-Year Notes (Chicago Board of Trade)	2	206,595	14	(112)
9/30/19	U.S. Treasury 5-Year Notes (Chicago Board of Trade)	1	104,713	—	(95)
9/19/19	U.S. Treasury Long Bond (Chicago Board of Trade)	1	131,567	(125)	999
12/13/19	Wheat	2	53,850	(953)	(980)
				$(4,357)	$24,764

SHORT FUTURES CONTRACTS
6/15/20	3 Month Euro Euribor	(13)	$(3,713,854)	$(554)	$(2,728)
3/16/20	3 Month Euro Euribor	(13)	(3,713,684)	(370)	(2,472)
9/14/20	90-Day Eurodollar	(4)	(984,450)	250	(133)
9/16/20	90-Day Sterling	(14)	(2,205,863)	379	393
9/16/19	British Pound Currency	(3)	(239,044)	166	(101)
3/16/20	Canadian Banker’s Acceptance	(10)	(1,874,594)	668	1,170
9/17/19	Canadian Dollar Currency	(3)	(229,670)	(165)	(3,152)
12/6/19	Cotton No. 2	(1)	(33,040)	5	162
9/6/19	Euro Schatz	(10)	(1,152,924)	(227)	(674)
9/16/19	Euro Foreign Exchange Currency	(3)	(428,750)	(131)	(1,901)
11/26/19	Natural Gas	(2)	(51,900)	200	435
9/26/19	Natural Gas	(2)	(46,220)	280	(335)
9/19/19	SPI 200	(1)	(115,119)	772	(967)
2/28/20	Sugar No. 11	(7)	(106,232)	706	439
9/30/19	U.S. Treasury 2-Year Notes (Chicago Board of Trade)	(4)	(813,122)	156	120
				$2,135	$(9,744)

(1)  Net value is variation margin receivable (payable).

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	3M Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	375	$64,910	$3,122
Goldman Sachs	Abbott Laboratories	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	67	5,626	353
Goldman Sachs	Abbvie, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	579	42,028	(2,589)
Goldman Sachs	Abiomed, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	89	23,161	448
Goldman Sachs	ACCO Brands	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,812	14,237	502
	Corporation
Goldman Sachs	Accuray, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,360	12,982	501
Goldman Sachs	Acorda Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,045	8,000	(986)
Goldman Sachs	Acuity Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	165	22,760	185
Goldman Sachs	ADT, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,687	10,307	(1)
Goldman Sachs	Advance Auto Parts, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	204	31,414	716
Goldman Sachs	Advanced Disposal	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	13,682	435,839	(3,216)
	Services, Inc.
Goldman Sachs	Aegion Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	918	16,867	2,822
Goldman Sachs	Agilent Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	82	6,118	362
Goldman Sachs	AGNC Investment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9,415	157,881	(574)
	Corporation
Goldman Sachs	AK Steel Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,158	16,941	3,054
	Corporation
Goldman Sachs	Alcoa Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	628	14,678	1,258
Goldman Sachs	Align Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	261	71,383	(3,712)
Goldman Sachs	Alkermes Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	271	6,097	(245)
Goldman Sachs	Alleghany Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	493	335,757	4,465
Goldman Sachs	Allegiant Travel Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	403	57,733	(279)
JP Morgan	Allergan Plc	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	2,786	466,400	4,788
Securities
Goldman Sachs	Alliance Data	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	17	2,380	40
	Systems Corporation
Goldman Sachs	Allison Transmission	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	402	18,602	886
	Holdings, Inc.
Goldman Sachs	Allscripts Healthcare	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,063	47,176	5,002
	Solutions, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Allstate Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	56	$5,685	$123
Goldman Sachs	Altair Engineering,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	366	14,760	1,668
	Inc., Class A
Goldman Sachs	Alteryx, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	82	8,936	1,829
Goldman Sachs	Altran Technologies SA	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	6,314	113,898	26
Goldman Sachs	Altria Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	605	28,595	(1,467)
Goldman Sachs	AMAG	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,253	12,495	(73)
	Pharmaceuticals, Inc.
Goldman Sachs	Amcor Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	15,570	178,649	6,124
Goldman Sachs	Amedisys, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	26	3,151	176
Goldman Sachs	Ameren Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	40	2,999	(46)
Goldman Sachs	American Airlines	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	495	16,116	1,088
	Group, Inc.
Goldman Sachs	American Axle &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,321	67,793	7,376
	Manufacturing
	Holdings, Inc.
Goldman Sachs	American Campus	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,273	58,710	(1,169)
	Communities, Inc.
Goldman Sachs	American Electric	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	32	2,811	(48)
	Power Company, Inc.
Goldman Sachs	American Tower	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	241	49,231	(1,289)
	Corporation
Goldman Sachs	Ametek, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	242	21,948	1,531
Goldman Sachs	Anadarko Petroleum	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,096	429,403	3,720
	Corporation
Goldman Sachs	Anika Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	818	33,172	926
Goldman Sachs	Anixter International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,355	80,776	4,544
Goldman Sachs	Antero Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	8,833	48,746	(9,551)
	Corporation
Goldman Sachs	Apartment Investment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	35	1,751	(39)
	& Mgmt Company,
	Class A
Goldman Sachs	Aquantia Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,568	98,441	(852)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/ Receive Financing Rate			Number of Shares/ Units		Unrealized Appreciation (Depreciation)*
		Maturity			Payment Frequency		Notional Amount
Counterparty	Security	Date		Financing Rate
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Arcbest Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	535	$15,015	$1,309
Goldman Sachs	Arch Coal, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	511	48,064	3,076
Goldman Sachs	Archer-Daniels-	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,512	102,471	2
	Midland Company
Goldman Sachs	Ardagh Group SA	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	938	16,394	2,453
Goldman Sachs	Array Biopharma, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9,458	437,870	(440)
Goldman Sachs	Arrow Electronics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	192	13,662	1,029
Goldman Sachs	Associated Banc-Corp	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	186	3,925	73
Goldman Sachs	Assured Guaranty Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,274	53,517	(819)
Goldman Sachs	Astec Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	896	29,128	2,400
Goldman Sachs	Athene Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	503	21,623	267
	Ltd., Class A
Goldman Sachs	Atlantic Gold	12/10/25	Pay	0.350% + Canadian Overnight	Monthly	8,800	14,451	108
	Corporation			Report Rate Average
Goldman Sachs	Autoliv, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	48	3,379	239
Goldman Sachs	Automatic Data	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	166	27,398	399
	Processing, Inc.
Goldman Sachs	Avalonbay	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	13	2,615	(81)
	Communities, Inc.
Goldman Sachs	Avanos Medical, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	455	19,812	1,725
Goldman Sachs	Avaya Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,101	13,090	(100)
	Corporation
Goldman Sachs	Avid Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,566	32,475	4,981
Goldman Sachs	Avnet, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	98	4,434	172
Goldman Sachs	Axa Equitable	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	193	4,026	(7)
	Holdings, Inc.
Goldman Sachs	Axalta Coating	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	621	18,458	2,648
	Systems Ltd.
Goldman Sachs	Bank of Montreal	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,400	331,804	2,815
Goldman Sachs	Bank of Nova Scotia	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,985	216,208	8,589
Goldman Sachs	Belden, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	254	15,107	1,035
Goldman Sachs	Berkshire	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,128	240,039	10,717
	Hathaway, Inc., Class B

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Binckbank NV	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	9,319	$75,055	$5
Goldman Sachs	Biogen, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	220	51,361	1,621
Goldman Sachs	Biomarin	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	77	6,584	148
	Pharmaceutical, Inc.
Goldman Sachs	Bioscrip, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,235	16,188	2,466
Goldman Sachs	BJ’s Wholesale Club
	Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	282	7,432	455
Goldman Sachs	bluebird Bio, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	26	3,305	210
Goldman Sachs	Booz Allen Hamilton	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	214	14,145	237
	Holding Corporation
Goldman Sachs	Boston Properties, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,875	241,867	1,721
Goldman Sachs	Brinker International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	906	35,587	117
Goldman Sachs	The Brink’s Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	644	52,187	918
Goldman Sachs	Brown & Brown, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	200	6,688	172
Goldman Sachs	Brown-Forman	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	174	9,629	215
	Corporation, Class B
Goldman Sachs	Bruker Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	418	20,848	2,803
Goldman Sachs	BTG Plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	18,472	248,488	98
Goldman Sachs	Builders Firstsource, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	73	1,229	149
Goldman Sachs	Cable One, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	15	17,367	114
Goldman Sachs	Cabot Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34	1,620	128
Goldman Sachs	Cabot Microelectronics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	76	8,352	608
	Corporation
JP Morgan	Caesars Entertainment	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	23,916	282,643	3,363
Securities	Corporation
Goldman Sachs	Caesars Entertainment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,831	92,535	2,209
	Corporation
Goldman Sachs	CAI International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,800	44,609	3,629
Goldman Sachs	California Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	793	15,585	3,476
	Corporation
Goldman Sachs	Cal-Maine Foods, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	702	29,241	2,144
Goldman Sachs	Cambrex Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	340	15,891	1,914

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Camden Property Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	36	$3,752	$(40)
Goldman Sachs	Campbell Soup Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	270	10,799	(522)
Goldman Sachs	Camping World	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	831	10,304	287
	Holdings, Inc., Class A
Goldman Sachs	Canadian Imperial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,756	137,735	2,057
	Bank of Commerce
Goldman Sachs	Canadian National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,069	283,589	3,706
	Railway Company
Goldman Sachs	Canadian Pacific	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	36	8,455	218
	Railway Ltd.
Goldman Sachs	Capital One	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	112	10,163	44
	Financial Corporation
Goldman Sachs	Capri Holdings Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	134	4,639	(59)
Goldman Sachs	Cardtronics plc, Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	368	10,035	(1,016)
Goldman Sachs	Carlisle Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	138	19,353	313
Goldman Sachs	CarMax, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	503	43,606	3,346
Goldman Sachs	Carnival Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,279	106,082	2,093
Goldman Sachs	Carrols Restaurant	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,443	31,038	843
	Group, Inc.
Goldman Sachs	Carter’s, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	74	7,218	146
Goldman Sachs	Caterpillar, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	367	49,938	4,675
Goldman Sachs	CBS Corporation, Class B	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5	249	8
Goldman Sachs	Celanese Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	42	4,520	280
Goldman Sachs	Celgene Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,768	532,194	(18,477)
Goldman Sachs	Centerpoint Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20	670	97
Goldman Sachs	Centurylink, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	946	11,108	1,488
Goldman Sachs	Charles Schwab	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	435	17,470	(185)
	Corporation
Goldman Sachs	Charter Communications,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1	395	—
	Inc., Class A
Goldman Sachs	The Cheesecake	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	115	5,027	108
	Factory, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Chefs’
	Warehouse, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	423	$14,811	$979
Goldman Sachs	Chemical Financial
	Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	123	5,048	181
Goldman Sachs	Chevron Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	8	994	53
Goldman Sachs	Church & Dwight
	Company, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	146	10,669	40
Goldman Sachs	Ciena Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	773	31,745	3,091
Goldman Sachs	Cigna Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	465	73,138	1,616
Goldman Sachs	Cinemark Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,970	71,094	679
Goldman Sachs	Cirrus Logic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	411	17,931	1,458
Goldman Sachs	Cisco Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	266	14,533	(30)
Goldman Sachs	Citrix Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	482	47,227	1,420
Goldman Sachs	Clean Harbors, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	904	64,171	3,747
Goldman Sachs	Cleveland-Cliffs, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	314	3,345	325
Goldman Sachs	CMS Energy Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	743	42,953	(111)
Goldman Sachs	CNX Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	12,960	94,560	(9,120)
	Corporation
Goldman Sachs	Coca-Cola European	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,595	203,186	3,628
	Partners Plc
Goldman Sachs	Colfax Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	280	7,839	547
Goldman Sachs	Columbia Sportswear	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,229	122,902	4,799
	Company
Goldman Sachs	Commerce	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	74	4,406	171
	Bancshares, Inc.
Goldman Sachs	Commvault Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,512	74,903	3,749
Goldman Sachs	Computer Programs &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	529	14,678	1,056
	Systems, Inc.
Goldman Sachs	Conagra Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,136	30,066	(3,162)
Goldman Sachs	Concho Resources, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	158	16,302	161
Goldman Sachs	Conduent, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,483	52,476	3,839
Goldman Sachs	Conn’s, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,923	34,211	1,020

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	ConocoPhillips	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	465	$28,319	$1,777
Goldman Sachs	Consol Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	504	13,389	63
Goldman Sachs	Consolidated Edison, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	843	73,850	(291)
Goldman Sachs	The Cooper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7	2,354	169
	Companies, Inc.
Goldman Sachs	Corelogic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,161	48,477	307
Goldman Sachs	Cornerstone	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	121	6,999	690
	OnDemand, Inc.
Goldman Sachs	CoStar Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	21	11,632	304
Goldman Sachs	Credit Acceptance	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20	9,671	186
	Corporation
Goldman Sachs	Crius Energy Trust	12/10/25	Pay	0.200% + Canadian Overnight	Monthly	8,059	39,224	(688)
				Repo Rate Average
Goldman Sachs	CSG Systems	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	306	14,918	1,041
	International, Inc.
Goldman Sachs	CSW Industrials, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	649	44,152	1,643
Goldman Sachs	CSX Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,309	333,260	1,533
Goldman Sachs	Cullen/Frost	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	112	10,435	(134)
	Bankers, Inc.
Goldman Sachs	Cypress Semiconductor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	25,114	557,666	1,840
	Corporation
Goldman Sachs	Cyrusone, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	104	6,001	(237)
Goldman Sachs	Darling Ingredients, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	898	17,832	554
Goldman Sachs	Delek U.S. Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	279	11,309	499
Goldman Sachs	Deluxe Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,459	59,226	2,938
Goldman Sachs	Designer Brands,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,376	45,472	1,183
	Inc., Class A
Goldman Sachs	Designer Brands,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	221	4,225	(2,111)
	Inc., Class A
Goldman Sachs	Devon Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	126	3,588	378
	Corporation
Goldman Sachs	Diamondrock	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,162	53,281	1,558
	Hospitality Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Dine Brands Global, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	441	$42,028	$1,055
Goldman Sachs	Discover Financial
	Services	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,342	104,131	(149)
Goldman Sachs	Discovery, Inc., Class	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	493	15,111	1,283
Goldman Sachs	Dolby Laboratories,
	Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	743	47,922	1,360
Goldman Sachs	Domtar Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	97	4,312	103
Goldman Sachs	Donaldson Company, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	854	43,363	1,611
Goldman Sachs	Douglas Emmett, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	545	21,641	(147)
Goldman Sachs	Dover Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	712	71,294	1,936
Goldman Sachs	Dow, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	283	13,930	(316)
Goldman Sachs	Drive Shack, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,982	13,963	633
Goldman Sachs	DTE Energy Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,224	156,257	(1,833)
Goldman Sachs	Duke Energy Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	66	5,814	57
Goldman Sachs	Duke Realty Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	38	1,199	12
Goldman Sachs	Duluth Holdings,
	Inc., Class B	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,384	32,336	(3,993)
Goldman Sachs	E*Trade Financial
	Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,331	59,291	(2,072)
Goldman Sachs	Eagle Materials, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	540	49,992	1,216
Goldman Sachs	Eagle	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	807	44,857	2,481
	Pharmaceuticals, Inc.
Goldman Sachs	East West BanCorp, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	117	5,463	255
Goldman Sachs	Eastgroup Properties, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	108	12,499	338
Goldman Sachs	Eaton Corporation Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	740	61,528	3,645
Goldman Sachs	Eaton Vance Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,059	45,594	3,573
Goldman Sachs	Ebix, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	211	10,579	274
Goldman Sachs	Elastic NV	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	144	10,743	(137)
Goldman Sachs	Eli Lilly & Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	821	90,917	(3,743)
Goldman Sachs	Emerson Electric	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	203	13,532	779
	Company
Goldman Sachs	Endo International Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	835	3,435	(451)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Ennis, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,527	$31,284	$2,317
Goldman Sachs	EnPro Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	761	48,503	2,409
Goldman Sachs	EPR Properties	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,395	104,040	(479)
Goldman Sachs	EQT Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	42	663	(86)
Goldman Sachs	Equity Residential	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	670	50,817	(1,437)
Goldman Sachs	Essex Property Trust, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	509	148,334	(2,126)
Goldman Sachs	Etsy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	23	1,409	(5)
Goldman Sachs	Everi Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,177	14,016	151
Goldman Sachs	Exact Sciences	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	40	4,714	500
	Corporation
Goldman Sachs	Exelixis, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	665	14,187	1,013
Goldman Sachs	Exelon Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,698	320,956	(10,487)
Goldman Sachs	Expeditors International	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	212	16,079	547
	of Washington, Inc.
Goldman Sachs	Exterran Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,291	46,717	2,223
Goldman Sachs	Extra Space Storage, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	887	94,052	(1,894)
Goldman Sachs	Extraction Oil & Gas, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	10,838	46,864	9,039
Goldman Sachs	Extreme Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,485	16,053	1,624
Goldman Sachs	Exxon Mobil Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,256	325,604	15,001
Goldman Sachs	F5 Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	414	60,194	3,021
Goldman Sachs	FactSet Research	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	297	85,072	(4,124)
	Systems, Inc.
Goldman Sachs	Federal Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,290	294,326	(8,861)
	Investment Trust
JP Morgan	Fidelity National	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	73	2,942	45
Securities	Financial, Inc.
Goldman Sachs	Finisar Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	17,644	402,823	20,126
Goldman Sachs	First American Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	65	3,487	60
	Corporation
JP Morgan	First Data Corporation,	12/10/25	Pay	0.350% + 1 Month LIBOR USD	Monthly	28,702	775,707	13,670
Securities	Class A
Goldman Sachs	Five9, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	187	9,580	644

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Flir Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	70	$3,781	$282
Goldman Sachs	FNB Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,610	42,415	1,297
Goldman Sachs	Foot Locker, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	989	41,389	900
Goldman Sachs	Freeport-McMoran, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,883	56,608	7,205
Goldman Sachs	GameStop Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,870	15,673	1,208
	Class A
Goldman Sachs	The Gap, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,718	48,756	(1,363)
Goldman Sachs	Gardner Denver	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34	1,195	39
	Holdings, Inc.
Goldman Sachs	Gartner, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	933	149,910	5,789
Goldman Sachs	Genesco, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	876	36,981	(959)
Goldman Sachs	Gentherm, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,062	44,349	3,239
Goldman Sachs	Gibraltar Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,554	62,620	4,485
Goldman Sachs	Gilead Sciences, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	210	14,228	107
Goldman Sachs	Global Brass & Copper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,972	173,398	(139)
	Holdings, Inc.
Goldman Sachs	GoDaddy, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	165	11,560	(392)
Goldman Sachs	Gorman-Rupp Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	559	18,321	1,417
Goldman Sachs	Graco, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,274	63,842	992
Goldman Sachs	Graftech	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,341	15,398	1,720
	International Ltd.
Goldman Sachs	Graphic Packaging	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,424	47,781	(87)
	Holding Company
Goldman Sachs	Green Dot Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	83	4,051	(33)
	Class A
Goldman Sachs	Griffon Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,002	33,821	2,910
Goldman Sachs	Group 1 Automotive, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	178	14,553	1,141
Goldman Sachs	Guidewire Software, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	700	70,888	2,856
Goldman Sachs	Gulfport Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	8,036	39,380	(5,300)
	Corporation
Goldman Sachs	H&R Block, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,578	75,423	5,231
Goldman Sachs	Hain Celestial Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	312	6,822	398

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Hanesbrands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	900	$15,473	$1,154
Goldman Sachs	Harley-Davidson, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,122	40,135	1,572
Goldman Sachs	HD Supply Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,875	115,707	1,249
Goldman Sachs	Healthcare Services	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	428	12,953	(1,000)
	Group, Inc.
Goldman Sachs	Heico Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4	534	26
Goldman Sachs	Helen of Troy Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	118	15,385	(357)
Goldman Sachs	Henry Schein, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	41	2,861	90
Goldman Sachs	Herc Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,603	73,362	12,993
Goldman Sachs	Highwoods	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	320	13,207	(317)
	Properties, Inc.
Goldman Sachs	Hillenbrand, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	358	14,142	402
Goldman Sachs	Hill-Rom Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	16	1,671	48
Goldman Sachs	Hollyfrontier Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	79	3,651	425
Goldman Sachs	Hologic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	127	6,088	189
Goldman Sachs	Home Depot, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	133	27,622	1,438
Goldman Sachs	Honeywell	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	302	52,660	1,039
	International, Inc.
Goldman Sachs	Horizon Therapeutics Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,132	27,189	(376)
Goldman Sachs	HP, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	418	8,679	503
Goldman Sachs	Hudson Pacific
	Properties, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	199	6,609	(121)
Goldman Sachs	Huntsman Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,299	26,509	1,763
Goldman Sachs	IDACORP, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9	904	(34)
Goldman Sachs	IHS Markit Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	470	29,936	1,810
Goldman Sachs	Illinois Tool Works, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,838	276,827	5,190
Goldman Sachs	Ingevity Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	48	5,044	610
Goldman Sachs	Ingredion, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	918	75,665	1,728
Goldman Sachs	Insulet Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	27	3,219	204
Goldman Sachs	Integer Holdings
	Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,024	85,806	11,064

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	International Flavors	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	402	$58,301	$(672)
	& Fragrances, Inc.
Goldman Sachs	International Game	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,998	64,719	1,827
	Technology Plc
Goldman Sachs	International Paper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,066	46,098	(1,019)
	Company
Goldman Sachs	Investors Bancorp, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,182	13,157	226
Goldman Sachs	IPG Photonics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	18	2,773	426
	Corporation
Goldman Sachs	ITT, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	76	4,968	390
Goldman Sachs	J2 Global, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,320	117,140	5,759
Goldman Sachs	Jack Henry &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,464	329,659	(1,609)
	Associates, Inc.
Goldman Sachs	Jazz Pharmaceuticals Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	27	3,825	305
Goldman Sachs	JBG SMITH Properties	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,460	57,433	946
Goldman Sachs	The JM Smucker	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	694	79,920	(1,894)
	Company
Goldman Sachs	John Wiley & Sons,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	915	41,894	2,329
	Inc., Class A
Goldman Sachs	Johnson & Johnson	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	349	48,575	(463)
Goldman Sachs	Johnson Controls	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,078	44,459	1,954
	International Plc
Goldman Sachs	JPMorgan Chase	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	800	89,405	1,782
	& Company
Goldman Sachs	Juniper Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	174	4,626	18
Goldman Sachs	Kellogg Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,683	143,726	978
Goldman Sachs	Kelly Services,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	562	14,695	915
	Inc., Class A
Goldman Sachs	Kemet Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	835	15,680	1,410
Goldman Sachs	Kennametal, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	598	22,086	2,484
Goldman Sachs	Keurig Dr Pepper, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	83	2,396	35
Goldman Sachs	Keysight	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	89	7,981	943
	Technologies, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Kforce, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,195	$41,860	$(551)
Goldman Sachs	Kilroy Realty Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,625	119,924	1,062
Goldman Sachs	Kinder Morgan, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	704	14,677	122
Goldman Sachs	Kohl’s Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,187	103,808	(3,136)
Goldman Sachs	Koppers Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	495	14,508	539
Goldman Sachs	The Kraft Heinz	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	314	9,734	433
	Company
Goldman Sachs	Kraton Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	540	16,754	2,768
Goldman Sachs	Lam Research	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	298	55,883	1,552
	Corporation
Goldman Sachs	Landstar System, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	799	86,146	6,076
Goldman Sachs	Lantheus Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	573	16,191	1,706
Goldman Sachs	LegacyTexas	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,678	108,954	3,080
	Financial Group
Goldman Sachs	Leggett & Platt, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,062	40,680	696
Goldman Sachs	Lennar Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	106	5,134	(447)
	Class A
Goldman Sachs	Liberty Broadband	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	285	29,645	169
	Corporation, Class C
Goldman Sachs	Liberty Latin America	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	783	13,436	(172)
	Ltd., Class C
Goldman Sachs	Liberty Media	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	335	12,733	157
	Corporation – Liberty
	Media Corporation –
	Sirius XM, Class C
Goldman Sachs	Liberty Oilfield	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,038	16,772	3,278
	Services, Inc., Class
Goldman Sachs	Liberty Property Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,015	50,703	1,454
Goldman Sachs	Life Storage, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	733	69,632	(2,352)
Goldman Sachs	Ligand	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1	114	—
	Pharmaceuticals, Inc.
Goldman Sachs	Limoneira Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,427	28,410	1,195

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Lincoln Electric	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	775	$63,747	$4,781
	Holdings, Inc.
Goldman Sachs	Lincoln National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	114	7,334	153
	Corporation
Goldman Sachs	LKQ Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,566	68,212	613
Goldman Sachs	LogMeIn, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	77	5,664	106
Goldman Sachs	Louisiana-Pacific	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,917	50,181	4,844
	Corporation
Goldman Sachs	Lowe’s Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	424	42,736	1,876
Goldman Sachs	LSC	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,543	16,630	(6,994)
	Communications, Inc.
Goldman Sachs	M/I Homes, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	479	13,647	(86)
Goldman Sachs	Macquarie Infrastructure	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	88	3,561	(41)
	Corporation
Goldman Sachs	Macy’s, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,579	55,252	938
Goldman Sachs	Mallinckrodt Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,679	15,390	68
Goldman Sachs	ManpowerGroup, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	64	6,173	420
Goldman Sachs	MarineMax, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,492	40,900	1,278
Goldman Sachs	Markel Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	13	14,169	325
Goldman Sachs	Marsh & Mclennan	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34	3,389	79
	Companies
Goldman Sachs	Mastec, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	151	7,777	413
Goldman Sachs	Mastercraft Boat	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	682	13,336	(1,102)
	Holdings, Inc.
Goldman Sachs	Match Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	145	9,736	(608)
Goldman Sachs	Maximus, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	434	31,427	(637)
Goldman Sachs	MDU Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,816	46,769	388
	Group, Inc.
Goldman Sachs	Medidata Solutions, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,678	242,270	(897)
Goldman Sachs	Medtronic Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	635	62,015	79
Goldman Sachs	Mellanox	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,935	434,691	(3,353)
	Technologies Ltd.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Mellanox	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,932	$213,472	$(188)
Securities	Technologies Ltd.
Goldman Sachs	Mercury Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	8	562	18
Goldman Sachs	Meridian Bioscience, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,190	14,114	584
Goldman Sachs	Meritor, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	657	15,908	1,842
Goldman Sachs	MGM Growth Properties	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	66	2,019	(9)
	LLC, Class A
Goldman Sachs	The Michaels	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,287	37,228	(2,812)
	Companies, Inc.
Goldman Sachs	Micron Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	413	15,919	1,518
Goldman Sachs	Middleby Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20	2,711	51
Goldman Sachs	Milacron Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,506	48,308	4,728
	Corporation
Goldman Sachs	Millennium & Copthorne	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	1,187	13,130	68
	Hotels Plc
Goldman Sachs	MKS Instruments, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	78	6,070	318
Goldman Sachs	Molina Healthcare, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7	1,000	(73)
Goldman Sachs	Molson Coors Brewing	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	588	32,901	1,304
	Company, Class B
Goldman Sachs	Mondelez International,	12/10/25	Pay	0.200% + 1 Month LIBOR USD	Monthly	106	5,704	92
	Inc., Class A
Goldman Sachs	MongoDB, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	36	5,466	106
Goldman Sachs	Monolithic Power	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	46	6,236	452
	Systems, Inc.
Goldman Sachs	Moog, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	160	14,954	1,040
Goldman Sachs	The Mosaic Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	543	13,573	1,435
Goldman Sachs	MRC Global, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,746	46,939	4,953
Goldman Sachs	MSC Industrial Direct	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	223	16,534	441
	Company, Class A
Goldman Sachs	Murphy USA, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	125	10,486	(27)
Goldman Sachs	Nabors Industries Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,835	8,212	1,363
Goldman Sachs	Nanometrics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,598	55,383	6,548

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	National Fuel Gas	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,086	$215,518	$412
	Gas Company
Goldman Sachs	Natus Medical, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	540	13,849	290
Goldman Sachs	Navistar International	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	425	14,615	212
	Corporation
Goldman Sachs	Netapp, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	193	11,900	62
Goldman Sachs	Netgear, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	533	13,456	(167)
Goldman Sachs	New Relic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	399	34,469	(3,540)
Goldman Sachs	Newell Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,612	24,816	926
Goldman Sachs	Newmarket Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	115	46,024	(562)
Goldman Sachs	News Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	277	3,731	512
	Class A
Goldman Sachs	Nielsen Holdings Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,052	68,857	(57)
Goldman Sachs	Nike, Inc., Class B	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	592	49,661	667
Goldman Sachs	NiSource, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	132	3,795	32
Goldman Sachs	Nordstrom, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,452	46,181	(225)
Goldman Sachs	Norwegian Cruise Line	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	617	33,060	727
	Holdings, Inc.
Goldman Sachs	Nuance	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9,196	146,587	(12,596)
	Communications, Inc.
Goldman Sachs	nVent Electric Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,170	28,957	1,099
Goldman Sachs	NVIDIA Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	118	19,351	2,679
Goldman Sachs	Office Depot, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	17,008	34,979	1,448
Goldman Sachs	Ollie’s Bargain Outlet	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	649	56,462	(2,786)
	Holdings, Inc.
Goldman Sachs	On Semiconductor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,273	66,042	4,411
	Corporation
Goldman Sachs	Oneok, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	36	2,473	124
Goldman Sachs	Oracle Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,575	89,564	7,507
Goldman Sachs	O’Reilly Automotive, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	35	12,867	(461)
Goldman Sachs	Owens-Illinois, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,066	35,623	948

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Oxford Immunotec	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,878	$25,790	$(2,380)
	Global Plc
Goldman Sachs	Pacific Biosciences	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	28,043	169,305	(26,154)
	Of California, Inc.
Goldman Sachs	Packaging Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	363	34,604	817
	Of America
Deutsche Bank	Panalpina Welttransport	5/4/20	Receive	0.350% + ICE LIBOR CHF 1 Month	Monthly	1,040	239,909	23,524
	Holding AG – Reg
Goldman Sachs	Park-Ohio Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	432	14,056	590
	Corporation
Goldman Sachs	Parsley Energy,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	231	4,384	404
	Inc., Class A
Goldman Sachs	Patrick Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	322	15,815	1,927
Goldman Sachs	Patterson Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	631	14,426	652
Goldman Sachs	Paychex, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,001	164,588	(9,498)
Goldman Sachs	Paypal Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	398	45,616	396
Goldman Sachs	PBF Energy, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	661	20,660	3,633
Goldman Sachs	PDL Biopharma, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	19,745	61,899	3,454
Goldman Sachs	Pegasystems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	170	12,105	57
Goldman Sachs	Pentair Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	68	2,525	63
Goldman Sachs	Performance Food
	Group Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	346	13,826	(169)
Goldman Sachs	Pinnacle West	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	157	14,756	(363)
	Capital Corporation
Goldman Sachs	Pitney Bowes, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,394	14,502	417
Goldman Sachs	Pool Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	117	22,339	596
Goldman Sachs	Popular, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	14	762	15
Goldman Sachs	Post Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	128	13,285	(342)
Goldman Sachs	PPG Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,056	123,194	1,700
Goldman Sachs	Primerica, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	290	34,750	23
Goldman Sachs	The Procter &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	74	8,114	(4)
	Gamble Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Progress Software	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	340	$14,807	$758
	Corporation
Goldman Sachs	Proofpoint, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	575	69,036	6,482
Goldman Sachs	ProPetro Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	696	14,385	1,662
	Corporation
Goldman Sachs	Pultegroup, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	16	505	(8)
Goldman Sachs	PVH Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6	567	31
Goldman Sachs	Quad Graphics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,380	18,794	(2,244)
Goldman Sachs	Qualcomm, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	680	51,649	6,076
Goldman Sachs	Quanex Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,608	49,185	5,110
Goldman Sachs	Quanta Services, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	112	4,270	86
Goldman Sachs	Qurate Retail, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,774	34,309	(1,198)
Goldman Sachs	Ramirent Oyj	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	7,519	86,356	(47)
Goldman Sachs	Raymond James	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,594	219,080	3,135
	Financial, Inc.
Goldman Sachs	Rayonier Advanced	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	579	3,753	(28)
	Materials, Inc.
Goldman Sachs	Realpage, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,121	65,875	505
Goldman Sachs	Red Hat, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,363	630,304	6,838
Goldman Sachs	Regal Beloit Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	183	14,929	929
Goldman Sachs	Regency Centers	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,462	97,404	(1,881)
	Corporation
Goldman Sachs	Regeneron	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	212	66,262	2,218
	Pharmaceuticals, Inc.
Goldman Sachs	Regis Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	749	12,409	(1,559)
Goldman Sachs	Reinsurance Group	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	89	13,864	441
	Of America, Inc.
Goldman Sachs	Republic Services, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	439	38,024	264
Goldman Sachs	Ringcentral, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	65	7,454	(178)
Goldman Sachs	Rockwell Automation, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	22	3,581	148
Goldman Sachs	Rollins, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	289	10,350	(592)
Goldman Sachs	Roper Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	912	333,605	5,017

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Royal Bank of Canada	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,129	$248,121	$6,089
Goldman Sachs	Royal Caribbean	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	678	82,124	1,775
	Cruises Ltd.
Goldman Sachs	RPC Group Plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	6,277	80,091	185
Goldman Sachs	RPM International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	61	3,722	231
Goldman Sachs	Rush Enterprises,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,162	42,366	1,301
	Inc., Class A
Goldman Sachs	Sabre Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	174	3,857	189
Goldman Sachs	SafeCharge International	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	3,300	22,866	19
	Group Ltd.
Goldman Sachs	Sage Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	49	8,959	338
Goldman Sachs	salesforce.com, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,294	196,159	(221)
Goldman Sachs	Sally Beauty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,546	47,207	(9,210)
	Holdings, Inc.
Goldman Sachs	Schneider National,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	793	14,441	682
	Inc., Class B
Goldman Sachs	Scientific Games	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	531	10,507	(15)
	Corporation
Goldman Sachs	Seattle Genetics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20	1,382	(15)
Goldman Sachs	SEI Investments Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	26	1,456	75
Goldman Sachs	Semtech Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	159	7,629	1,043
Goldman Sachs	Sensata Technologies	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	119	5,822	425
	Holding Plc
Goldman Sachs	The Sherwin-	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3	1,375	7
	Williams Company
Goldman Sachs	Siga Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,467	13,987	73
Goldman Sachs	Signature Bank	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	44	5,308	79
Goldman Sachs	Simon Property	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,142	182,179	(5,285)
	Group, Inc.
Goldman Sachs	Skyworks Solutions, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	680	52,464	6,251
Goldman Sachs	Snap-On, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	110	18,190	413
Goldman Sachs	Solaris Oilfield	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	931	13,923	396
	Infrasture, Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Sonic Automotive,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	729	$16,994	$781
	Inc., Class A
Goldman Sachs	The Southern Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	782	43,155	294
Goldman Sachs	Southern Copper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,281	49,690	4,752
	Corporation
Goldman Sachs	Southwestern	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,702	11,676	(1,318)
	Energy Company
Goldman Sachs	Spark Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,051	311,760	(19,639)
Goldman Sachs	Spectrum ASA	12/10/25	Pay	0.350% + Norwegian Overnight Weighted Average	Monthly	572	511	191
Goldman Sachs	Spectrum Brands	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2	107	(10)
	Holdings, Inc.
Goldman Sachs	Spirit Aerosystems	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	681	55,416	342
	Holdings, Inc., Class A
Goldman Sachs	Splunk, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7	879	102
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	59,140	387,790	(30,328)
Goldman Sachs	Square, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	289	20,929	2,164
Goldman Sachs	Starwood Property	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	116	2,632	37
	Trust, Inc.
Goldman Sachs	Steel Dynamics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	721	21,746	2,887
Goldman Sachs	Steven Madden Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	436	14,778	748
Goldman Sachs	Stewart Information	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,585	104,472	(2,650)
	Services Company
Goldman Sachs	Sun Communities, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	12	1,507	(44)
Goldman Sachs	Sunstone Hotel	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	16,183	221,491	1,402
	Investors, Inc.
Goldman Sachs	Synaptics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	361	10,502	387
JP Morgan	Tableau Software,	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	3,513	582,409	(3,615)
Securities	Inc., Class A
Goldman Sachs	Tailored Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	757	4,361	87
Goldman Sachs	Tapestry, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,389	44,001	2,095
Goldman Sachs	Target Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	317	27,447	(62)
Goldman Sachs	Tech Data Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	494	51,594	5,721
Goldman Sachs	Tenneco, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,257	13,917	392

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Teradata Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	109	$3,901	$(14)
Goldman Sachs	Thompson Reuters	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	107	6,897	27
	Corporation
Goldman Sachs	Thor Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	505	29,477	2,294
Goldman Sachs	Tiffany & Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	525	49,078	541
Goldman Sachs	Titan Machinery, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,122	64,162	12,393
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,030	22,295	1,297
Goldman Sachs	TJX Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,430	234,258	(79)
JP Morgan	T-Mobile U.S., Inc.	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	49	3,633	41
Securities
Goldman Sachs	Topbuild Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	57	4,713	185
Goldman Sachs	Torchmark Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	39	3,483	39
Goldman Sachs	Toro Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	665	44,445	(707)
Goldman Sachs	Toronto-Dominion Bank	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	70	4,078	156
Goldman Sachs	Total System Services, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,882	753,403	8,065
Goldman Sachs	Tribune Media	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	12,984	599,031	(309)
	Company, Class A
Goldman Sachs	Trinity Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,471	30,475	549
Goldman Sachs	TripAdvisor, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9	416	10
Goldman Sachs	Tronox Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	433	5,528	709
	plc, Class A
Goldman Sachs	Tupperware Brands	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	703	13,354	(734)
	Corporation
Goldman Sachs	Tutor Perini Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	22	305	9
Goldman Sachs	Twitter, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	391	13,622	(584)
Goldman Sachs	Tyler Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	30	6,472	(121)
Goldman Sachs	Tyson Foods,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	74	5,951	(14)
	Inc., Class A
Goldman Sachs	U.S. Foods Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	666	23,686	(590)
	Corporation
Goldman Sachs	UBS Group AG -Reg	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,822	21,552	143
Goldman Sachs	UDR, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	804	36,025	(855)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Unifi, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	778	$14,114	$(504)
Goldman Sachs	Union Pacific Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	636	107,520	1,959
Goldman Sachs	Unisys Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,014	9,840	257
Goldman Sachs	United States Steel	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,153	17,627	2,534
	Corporation
Goldman Sachs	United Therapeutics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	848	66,123	(1,838)
	Corporation
Goldman Sachs	Universal Health	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	484	63,015	4,237
	Services, Inc., Class B
Goldman Sachs	Unum Group	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	378	12,660	171
Goldman Sachs	Valener, Inc.	12/10/25	Pay	0.200% + Canadian Overnight	Monthly	2,116	31,030	(493)
				Repo Rate Average
Goldman Sachs	Varex Imaging	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	508	15,545	1,103
	Corporation
Goldman Sachs	Varian Medical	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,512	205,554	8,955
	Systems, Inc.
Goldman Sachs	Vector Group Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,222	31,360	(280)
Goldman Sachs	Vectrus, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	382	15,470	1,745
Goldman Sachs	Verint Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	240	12,882	(819)
Goldman Sachs	Verisk Analytics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,312	338,278	3,375
Goldman Sachs	Versum Materials, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9,119	469,554	928
Goldman Sachs	Viacom, Inc., Class B	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,501	74,580	1,726
Goldman Sachs	Visa, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	31	5,371	244
Goldman Sachs	Vistra Energy Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	854	19,330	(626)
Goldman Sachs	VMWare, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	60	10,015	(206)
Goldman Sachs	Vornado Realty Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	743	47,609	(1,746)
Goldman Sachs	W&T Offshore, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,507	17,370	2,710
Goldman Sachs	Wabash National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,043	49,434	5,463
	Corporation
Goldman Sachs	WABCO Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,809	768,888	6,399
JP Morgan	Wageworks, Inc.	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,390	70,598	242
Securities

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Walgreens Boots	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	873	$47,651	$3,302
	Alliance, Inc.
Goldman Sachs	Warrior Met Coal, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	663	17,287	(727)
Goldman Sachs	Waste Connections, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	49	4,492	(107)
Goldman Sachs	Waters Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	224	48,083	1,838
Goldman Sachs	Webster Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	458	21,841	(38)
	Corporation
Goldman Sachs	Wellcare Health	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,757	784,497	(8,581)
	Plans, Inc.
Goldman Sachs	Wells Fargo & Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	94	4,441	130
Goldman Sachs	Werner Enterprises, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	399	12,381	642
Goldman Sachs	Western Digital	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	297	14,108	2,710
	Corporation
Goldman Sachs	Western Union Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,620	71,871	14
Goldman Sachs	Wex, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	232	48,207	3,543
Goldman Sachs	William Lyon	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	42	765	(24)
	Homes, Class A
Goldman Sachs	Williams Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	705	19,737	183
Goldman Sachs	Williams-Sonoma, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	631	40,951	3,773
Goldman Sachs	Willis Towers Watson Plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	843	161,204	7,061
Goldman Sachs	Wintrust Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	76	5,551	73
	Corporation
Goldman Sachs	Wolverine World	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,419	39,010	(1,076)
	Wide, Inc.
Goldman Sachs	Workday, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	946	194,466	(434)
Goldman Sachs	World Wrestling	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	195	14,056	(311)
	Entertainment,
	Inc., Class A
Goldman Sachs	Worldpay, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,168	754,509	(4,710)
Goldman Sachs	Worthington	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,292	51,937	6,227
	Industries, Inc.
Goldman Sachs	Xerox Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,396	49,352	2,698
Goldman Sachs	Xperi Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	638	13,114	(93)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Xpo Logistics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	733	$42,307	$2,776
Goldman Sachs	Yandex NV, Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	130	4,932	216
Goldman Sachs	Zimmer Biomet	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,005	353,603	(3,491)
	Holdings, Inc.
Goldman Sachs	Zscaler, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	19	1,454	33

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	2U, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(184)	(6,916)	65
Goldman Sachs	3D Systems Corporation	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(1,901)	(17,278)	(1,100)
Goldman Sachs	8X8, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(536)	(12,899)	8
Goldman Sachs	AAON, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(273)	(13,681)	(555)
Goldman Sachs	Aaron’s, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(397)	(24,349)	(2,526)
JP Morgan	Abbvie, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(2,225)	(161,789)	(8,314)
Securities
Goldman Sachs	Abercrombie & Fitch	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(250)	(4,004)	96
	Company, Class A
Goldman Sachs	Acadia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(1,228)	(42)
	Pharmaceuticals, Inc.
Goldman Sachs	Acceleron Pharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,190)	(19)
Goldman Sachs	Achillion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(364)	(974)	49
	Pharmaceuticals, Inc.
Goldman Sachs	Activision Blizzard, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(359)	(16,922)	(939)
Goldman Sachs	Adient Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,652)	(40,049)	(8,016)
Goldman Sachs	Adobe, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,059)	(312,084)	(2,057)
Goldman Sachs	Advanced Micro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,243)	(34)
	Devices, Inc.
Goldman Sachs	Adverum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(950)	(96)
	Biotechnologies, Inc.
Goldman Sachs	AECOM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(9,562)	(1,139)
Goldman Sachs	Aerie	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(302)	(8,909)	2,089
	Pharmaceuticals, Inc.
Goldman Sachs	Aerojet Rocketdyne	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(3,488)	(341)
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Aes Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(703)	$(11,766)	$(173)
Goldman Sachs	Aflac, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,343)	(182,834)	(3,114)
Goldman Sachs	AGCO Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(343)	(26,601)	(13)
Goldman Sachs	Agenus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(339)	(1,016)	(100)
Goldman Sachs	Agios	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(149)	(3)
	Pharmaceuticals, Inc.
Goldman Sachs	Agnico Eagle Mines Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,797)	(143,137)	(14,782)
Goldman Sachs	Aimmune	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(176)	(3,659)	(115)
	Therapeutics, Inc.
Goldman Sachs	Air Products &	12/10/25	Receive	-0.200% + U.S. Federal Funds Effective Rate	Monthly	(1,044)	(236,327)	(1,277)
	Chemicals, Inc.
Goldman Sachs	Aircastle Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,308)	(27,771)	(1,650)
Goldman Sachs	Akamai Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,200)	(30)
Goldman Sachs	Akcea Therapeutics, Inc.	12/10/25	Pay	-14.176% + U.S. Federal Funds Effective Rate	Monthly	(127)	(3,004)	(91)
Goldman Sachs	Akebia Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(260)	(1,257)	(126)
Goldman Sachs	Alaska Air Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,510)	(122)
Goldman Sachs	Albemarle Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(8,438)	(353)
Goldman Sachs	Alexandria Real	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(19,188)	(134)
	Estate Equities
Goldman Sachs	Alexion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,964)	21
	Pharmaceuticals, Inc.
Goldman Sachs	Allakos, Inc.	12/10/25	Receive	-1.198% + U.S. Federal Funds Effective Rate	Monthly	(80)	(3,462)	(265)
Goldman Sachs	Allegheny	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(456)	(11,476)	(637)
	Technologies, Inc.
Goldman Sachs	Allergan Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,089)	(182,246)	(46,063)
Goldman Sachs	Allogene	12/10/25	Pay	-4.521% + U.S. Federal Funds Effective Rate	Monthly	(108)	(2,908)	(89)
	Therapeutics, Inc.
Goldman Sachs	Alnylam	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(295)	(21,376)	(563)
	Pharmaceuticals, Inc.
Goldman Sachs	AMC Entertainment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,629)	(61,744)	12,369
	Holdings, Class A
Goldman Sachs	AMC Networks,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(3,863)	13
	Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Amcor Ltd.	12/10/25	Receive	-0.400% + RBA Interbank Overnight Cash Rate	Monthly	(15,427)	$(122,258)	$(216)
Goldman Sachs	American Eagle	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(217)	(3,662)	362
	Outfitters, Inc.
Goldman Sachs	American Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(2,047)	(11)
	Group, Inc.
Goldman Sachs	American Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(874)	22
	4 Rent, Class A
Goldman Sachs	American Outdoor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(309)	(2,780)	(200)
	Brands Corporation
Goldman Sachs	American Water Works	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(527)	(61,045)	345
	Company, Inc.
Goldman Sachs	Amerisourcebergen	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(139)	(11,839)	1
	Corporation
Goldman Sachs	Amgen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(381)	(70,190)	728
Goldman Sachs	Amicus Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(986)	(12,292)	(850)
Goldman Sachs	Amkor Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(366)	(2,727)	(165)
Goldman Sachs	Amphenol	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(3,643)	34
	Corporation, Class A
Goldman Sachs	Anaplan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(2,269)	(260)
Goldman Sachs	Angiodynamics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,293)	(45,087)	(1,314)
Goldman Sachs	Anthem, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(38,352)	1,169
Goldman Sachs	Aon Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(21,584)	(589)
Goldman Sachs	Apellis	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(1,190)	(183)
	Pharmaceuticals, Inc.
Goldman Sachs	Apple, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(3,889)	5
Goldman Sachs	Applied Materials, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(6,773)	(644)
Goldman Sachs	Aptiv Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(5,732)	(583)
Goldman Sachs	Aqua America, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(859)	(35,487)	(586)
Goldman Sachs	Aramark Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(430)	(15,484)	(249)
Goldman Sachs	Arconic, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,428)	(36,824)	(4,009)
Goldman Sachs	Arcosa, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(3,119)	(95)
Goldman Sachs	Ares Capital Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,838)	(158,330)	(484)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Arlo Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,868)	$(15,491)	$(1,682)
Goldman Sachs	Armstrong World	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(549)	(53,315)	(1,354)
	Industries, Inc.
Goldman Sachs	Arrowhead	12/10/25	Receive	-0.471% + U.S. Federal Funds Effective Rate	Monthly	(35)	(926)	(2)
	Pharmaceuticals, Inc.
Goldman Sachs	Arvinas, Inc.	12/10/25	Receive	-0.351% + U.S. Federal Funds Effective Rate	Monthly	(37)	(813)	(24)
Goldman Sachs	Ashland Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(3,375)	(75)
	Holdings, Inc.
Goldman Sachs	Aspen Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(2,358)	(46)
Goldman Sachs	Assembly	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(956)	86
	Biosciences, Inc.
Goldman Sachs	Assurant, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,411)	(149,893)	(3,121)
Goldman Sachs	At Home Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(250)	(1,659)	2,719
Goldman Sachs	AT&T, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(760)	(25,434)	(1,357)
Goldman Sachs	Atara Biotherapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(131)	(2,631)	283
Goldman Sachs	Athenex, Inc.	12/10/25	Receive	-0.639% + U.S. Federal Funds Effective Rate	Monthly	(654)	(12,938)	(2,816)
Goldman Sachs	Atlassian Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,221)	(72)
	plc, Class A
Goldman Sachs	Atmos Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(291)	(30,709)	753
	Corporation
Goldman Sachs	Avalara, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(701)	(50,543)	(1,831)
Goldman Sachs	Avista Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(846)	(39)
Goldman Sachs	Axogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(949)	119
Goldman Sachs	Axon Enterprise, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(314)	(20,132)	1,220
Goldman Sachs	Axonics Modulation	12/10/25	Receive	-0.538% + U.S. Federal Funds Effective Rate	Monthly	(623)	(25,501)	(5,823)
	Technologies, Inc.
Goldman Sachs	B&G Foods, Inc.	12/10/25	Pay	-10.836% + U.S. Federal FundsEffective Rate	Monthly	(680)	(14,176)	1,552
Goldman Sachs	Badger Meter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(234)	(13,949)	(1,070)
Goldman Sachs	Baker Hughes a	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(504)	(12,398)	(1,194)
	Ge Company
Goldman Sachs	Balchem Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(13,578)	(722)
Goldman Sachs	Ball Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(15,867)	(1,237)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Bank Of New York	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(888)	$(39,189)	$(470)
	Mellon Corporation
Goldman Sachs	Bank OZK	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(5,258)	106
Goldman Sachs	BankUnited, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(145)	(4,885)	19
Goldman Sachs	Bausch Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(980)	(24,686)	(3,792)
	Companies, Inc.
Goldman Sachs	BB&T Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,415)	(167,679)	2,384
Goldman Sachs	Beacon Roofing	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(2,237)	(117)
	Supply, Inc.
Goldman Sachs	Beazer Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,055)	(10,125)	(127)
	USA, Inc.
Goldman Sachs	Becton, Dickinson	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(23,180)	(366)
	and Company
Goldman Sachs	Bed Bath & Beyond, Inc.	12/10/25	Receive	-2.343% + U.S. Federal Funds Effective Rate	Monthly	(374)	(4,340)	477
Goldman Sachs	Benchmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(12,443)	(1,095)
	Electronics, Inc.
Goldman Sachs	Berry Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,027)	(13)
	Corporation
Goldman Sachs	Best Buy Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(181)	(12,611)	(166)
Goldman Sachs	Biocryst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(232)	(878)	(67)
	Pharmaceuticals, Inc.
Goldman Sachs	Biohaven Pharmaceutical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(749)	(32,739)	9,762
	Holdings, Inc.
Goldman Sachs	Bio-Rad Laboratories,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(22,483)	(372)
	Class A
Goldman Sachs	Bio-Techne Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,249)	(10)
Goldman Sachs	Black Hills Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,208)	(94,395)	3,550
Goldman Sachs	Blackrock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(275)	(129,058)	(901)
Goldman Sachs	Blackstone Mortgage	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(2,309)	31
	Trust, Class A
Goldman Sachs	Blueprint Medicines	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(5,653)	(661)
	Corporation
Goldman Sachs	The Boeing Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(48,031)	1,458

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Boingo Wireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	$(1,095)	$(4)
Goldman Sachs	Boise Cascade Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,131)	(87,907)	(13,389)
Goldman Sachs	Booking Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(3,746)	(139)
Goldman Sachs	Boston Beer Company,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(188)	(70,936)	(12,679)
	Inc., Class A
Goldman Sachs	Boston Scientific	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(736)	(31,592)	(2,144)
	Corporation
Goldman Sachs	Box, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(2,409)	(75)
Goldman Sachs	Brandywine Realty Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,039)	(29,153)	2,941
Goldman Sachs	Briggs & Stratton	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,309)	(13,386)	(663)
	Corporation
Goldman Sachs	Bright Horizons Family	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,637)	(246,937)	(2,620)
	Solutions, Inc.
Goldman Sachs	Bristol-Myers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,303)	(149,574)	4,455
	Squibb Company
Goldman Sachs	Brixmor Property	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,493)	(98,077)	(411)
	Group, Inc.
Goldman Sachs	Broadcom, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(563)	(162,026)	(1,367)
Goldman Sachs	Broadridge Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(765)	(97,520)	1,652
	Solutions
Goldman Sachs	Brookdale Senior	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,211)	(51,927)	(6,787)
	Living, Inc.
Goldman Sachs	Brookfield Asset	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(281)	(13,408)	(248)
	Management, Class A
Goldman Sachs	Brooks Automation, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(349)	(13,505)	(86)
Goldman Sachs	Brunswick Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(5,411)	(1)
Goldman Sachs	The Buckle, Inc.	12/10/25	Pay	-2.587% + U.S. Federal Funds Effective Rate	Monthly	(351)	(6,076)	(572)
Goldman Sachs	Bunge Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(11,460)	(227)
Goldman Sachs	Burlington Stores, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(157)	(26,688)	(628)
Goldman Sachs	C.H. Robinson	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(11,876)	(54)
	Worldwide, Inc.
Goldman Sachs	Cadence Design	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(354)	(6)
	Systems, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	CalAmp Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,562)	$(18,221)	$(2,102)
Goldman Sachs	Calavo Growers, Inc.	12/10/25	Receive	-0.566% + U.S. Federal Funds Effective Rate	Monthly	(44)	(4,251)	(227)
Goldman Sachs	Callon Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,218)	(60,666)	(3,608)
	Company
Goldman Sachs	Canada Goose	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(6,770)	(1,009)
	Holdings, Inc.
Goldman Sachs	Canadian Natural	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(3,556)	(112)
	Resources Ltd.
Goldman Sachs	Carbon Black, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(919)	(15,347)	(1,966)
Goldman Sachs	Cardinal Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(627)	(29,493)	(2,344)
Goldman Sachs	Cardlytics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(135)	(3,503)	(120)
Goldman Sachs	CareDx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,042)	(70)
Goldman Sachs	Cargurus, Inc.	12/10/25	Receive	-0.317% + U.S. Federal Funds Effective Rate	Monthly	(488)	(17,599)	(875)
Goldman Sachs	Carriage Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(696)	(13,209)	(131)
Goldman Sachs	Cars.com, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(189)	(3,722)	155
Goldman Sachs	Carvana Company	12/10/25	Receive	-1.279% + U.S. Federal Funds Effective Rate	Monthly	(358)	(22,396)	(1,035)
Goldman Sachs	Casella Waste Systems,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(323)	(12,782)	21
	Inc., Class A
Goldman Sachs	Casey’s General	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(439)	(68,450)	(471)
	Stores, Inc.
Goldman Sachs	Cass Information	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	(12,007)	(847)
	Systems, Inc.
Goldman Sachs	Castlight Health,	12/10/25	Receive	-0.773% + U.S. Federal Funds Effective Rate	Monthly	(294)	(948)	(16)
	Inc., Class B
Goldman Sachs	Catalent, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(217)	(14)
Goldman Sachs	Catalyst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(211)	(809)	(73)
	Pharmaceuticals, Inc.
Goldman Sachs	CBIZ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(650)	(12,714)	708
Goldman Sachs	CBOE Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(356)	(36,836)	2,651
	Markets, Inc.
Goldman Sachs	CBRE Group, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(5,431)	(369)
	Class A
Goldman Sachs	CDW Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(3,440)	(71)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Centene Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,802)	$(460,909)	$13,399
Goldman Sachs	Centennial Resource	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,078)	(15,750)	(61)
	Development,
	Inc., Class A
Goldman Sachs	Century Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,206)	(15,226)	(2,828)
	Company
Goldman Sachs	Century	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(786)	(20,861)	825
	Communities, Inc.
Goldman Sachs	Ceridian HCM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(199)	(9,976)	(446)
	Holding, Inc.
Goldman Sachs	Cerner Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(273)	(19,978)	(456)
Goldman Sachs	Cerus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,751)	(15,442)	(2,237)
Goldman Sachs	CF Industries	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,986)	(139,297)	(12,332)
	Holdings, Inc.
Goldman Sachs	Check Point Software	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,271)	(146,936)	(269)
	Technologies Ltd.
Goldman Sachs	Chegg, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(581)	(22,390)	(556)
Goldman Sachs	Chemed Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(25,616)	(561)
Goldman Sachs	ChemoCentryx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(929)	(33)
Goldman Sachs	Chesapeake Energy	12/10/25	Receive	-0.597% + U.S. Federal Funds Effective Rate	Monthly	(52,714)	(102,670)	(3,568)
	Corporation
Goldman Sachs	Chico’s FAS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,181)	(14,069)	857
Goldman Sachs	The Children’s Place, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(5,623)	102
Goldman Sachs	Chipotle Mexican	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(13,906)	(996)
	Grill, Inc.
Goldman Sachs	Churchill Downs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(8,612)	(431)
Goldman Sachs	Cincinnati Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(8,696)	(162)
	Corporation
Goldman Sachs	Cintas Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(4,502)	(123)
Goldman Sachs	Circor International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(2,986)	(92)
Goldman Sachs	Citigroup, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,847)	(229)
Goldman Sachs	Citizens Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(652)	(23,032)	(370)
	Group, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Clarus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(978)	$(14,104)	$(1,185)
Goldman Sachs	Clean Energy Fuels
	Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,158)	(13,753)	(394)
Goldman Sachs	Clearwater Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(681)	(12,574)	(337)
	Corporation
Goldman Sachs	Clearway Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(753)	(12,679)	(774)
	Inc., Class C
Goldman Sachs	Clorox Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(6,881)	255
Goldman Sachs	Cloudera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,802)	(40,941)	27,717
Goldman Sachs	Clovis Oncology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(549)	(8,155)	(353)
Goldman Sachs	Coeur Mining, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,663)	(33,222)	(8,471)
Goldman Sachs	Cognex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(4,840)	(518)
Goldman Sachs	Cognizant Tech Solutions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(4,368)	(77)
	Corporation, Class A
Goldman Sachs	Coherent, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(8,717)	(1,168)
Goldman Sachs	Coherus Biosciences, Inc.	12/10/25	Receive	-0.251% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,236)	(192)
Goldman Sachs	Collegium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(91)	(1,195)	(198)
	Pharmaceutical, Inc.
Goldman Sachs	CommScope Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,746)	(105,953)	7,852
	Company, Inc.
Goldman Sachs	Community Health	12/10/25	Receive	-0.442% + U.S. Federal Funds Effective Rate	Monthly	(216)	(576)	7
	Systems, Inc.
Goldman Sachs	Compass Minerals	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(216)	(11,853)	(342)
	International, Inc.
Goldman Sachs	Constellation Brands,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(468)	(92,077)	(1,565)
	Inc., Class A
Goldman Sachs	Continental	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(5,759)	(486)
	Resources, Inc.
Goldman Sachs	Copa Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(396)	(38,586)	(2,114)
	SA, Class A
Goldman Sachs	Corbus Pharmaceuticals	12/10/25	Pay	-6.390% + U.S. Federal Funds Effective Rate	Monthly	(346)	(2,394)	(56)
	Holdings, Inc.
Goldman Sachs	Corcept Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(4,120)	(350)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Core Laboratories N.V.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	$(783)	$(48)
Goldman Sachs	CoreSite Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(452)	(52,040)	30
	Corporation
Goldman Sachs	Costamare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,541)	(13,017)	(32)
Goldman Sachs	Costco Wholesale	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,293)	(341,448)	(4,015)
	Corporation
Goldman Sachs	Coty, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(3,038)	(71)
Goldman Sachs	Coupa Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(6,575)	(482)
Goldman Sachs	Covetrus, Inc.	12/10/25	Receive	-0.436% + U.S. Federal Funds Effective Rate	Monthly	(659)	(16,095)	914
Goldman Sachs	Cracker Barrel Old	12/10/25	Receive	-0.499% + U.S. Federal Funds Effective Rate	Monthly	(438)	(74,760)	(526)
	Country Store, Inc.
Goldman Sachs	Credicorp Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(264)	(60,613)	396
Goldman Sachs	Cree, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,086)	8
Goldman Sachs	Crinetics	12/10/25	Pay	-5.348% + U.S. Federal Funds Effective Rate	Monthly	(37)	(924)	53
	Pharmaceuticals, Inc.
Goldman Sachs	Cryoport, Inc.	12/10/25	Pay	-5.611% + U.S. Federal Funds Effective Rate	Monthly	(797)	(14,581)	(315)
Goldman Sachs	CubeSmart	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(185)	(6,177)	161
Goldman Sachs	Curtiss-Wright	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(4,064)	(289)
	Corporation
Goldman Sachs	CVR Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,386)	(119,121)	(9,436)
Goldman Sachs	CVS Health Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(502)	(27,316)	(625)
Goldman Sachs	Cyberark Software Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(14,042)	63
Goldman Sachs	Cytokinetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(1,101)	(75)
Goldman Sachs	CytomX	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,087)	(82)
	Therapeutics, Inc.
Goldman Sachs	Danaher Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(3,140)	(188)
Goldman Sachs	DaVita, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(2,529)	(431)
Goldman Sachs	Deckers Outdoor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(2,812)	(319)
	Corporation
Goldman Sachs	Deere & Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,521)	(251,708)	(27,077)
Goldman Sachs	Dell Technologies,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(231)	(11,717)	873
	Inc., Class C

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Denbury Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,413)	$(11,654)	$1,053
Goldman Sachs	DENTSPLY	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,066)	(62,129)	(3,093)
	SIRONA, Inc.
Goldman Sachs	Dermira, Inc.	12/10/25	Receive	-0.252% + U.S. Federal Funds Effective Rate	Monthly	(1,337)	(12,765)	(758)
Goldman Sachs	DHT Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,018)	(11,910)	(549)
Goldman Sachs	Diamond Offshore	12/10/25	Receive	-0.936% + U.S. Federal Funds Effective Rate	Monthly	(3,239)	(28,696)	(1,488)
	Drilling, Inc.
Goldman Sachs	Diamondback	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(152)	(16,555)	(287)
	Energy, Inc.
Goldman Sachs	Dicerna	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(1,384)	(276)
	Pharmaceuticals, Inc.
Goldman Sachs	Dick’s Sporting	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(5,105)	247
	Goods, Inc.
Goldman Sachs	Digimarc Corporation	12/10/25	Receive	-1.302% + U.S. Federal Funds Effective Rate	Monthly	(302)	(13,398)	2,842
Goldman Sachs	Digital Realty Trust, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(6,696)	328
Goldman Sachs	Dillards, Inc., Class A	12/10/25	Pay	-16.768% + U.S. Federal Funds Effective Rate	Monthly	(93)	(5,787)	(396)
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(172)	(1,047)	(242)
Goldman Sachs	Dish Network	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(311)	(11,930)	(759)
	Corporation, Class A
Goldman Sachs	DMC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,012)	200
Goldman Sachs	DocuSign, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,028)	(51,024)	3,789
Goldman Sachs	Dollar General	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(333)	(44,853)	(1,430)
	Corporation
Goldman Sachs	Dollar Tree, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(225)	(24,068)	688
Goldman Sachs	Dominion Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,281)	(176,318)	1,811
Goldman Sachs	Domo, Inc., Class B	12/10/25	Receive	-0.771% + U.S. Federal Funds Effective Rate	Monthly	(429)	(11,707)	1,973
Goldman Sachs	Dril-Quip, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(269)	(12,896)	(1,517)
Deutsche Bank	DSV A/S	1/28/20	Pay	-0.350% + Copenhagen Interbank	Monthly	(2,204)	(32,697)	(22,563)
				Offered Rate 1 Month
Goldman Sachs	DSV A/S	12/10/25	Pay	-0.350% + DKK Overnight Deposit Rate	Monthly	(211)	(3,129)	(2,120)
Goldman Sachs	DuPont de Nemours, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(168)	(12,445)	(33)
Goldman Sachs	DXC Technology
	Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,382)	(76,165)	(3,940)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Dycom Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	$(3,234)	$(240)
Goldman Sachs	Dynavax Technologies
	Corporation	12/10/25	Receive	-0.635% + U.S. Federal Funds Effective Rate	Monthly	(5,214)	(20,778)	2,060
Goldman Sachs	e.l.f. Beauty, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(1,267)	(255)
Goldman Sachs	Earthstone Energy,
	Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,111)	(6,791)	(925)
Goldman Sachs	Eastman Chemical
	Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(381)	(29,618)	(2,087)
Goldman Sachs	Echostar Corporation,
	Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(995)	(44,037)	(1,033)
Goldman Sachs	Ecolab, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(13,409)	(43)
Goldman Sachs	Edison International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(265)	(17,864)	(639)
JP Morgan	Eldorado Resorts, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(1,969)	(90,703)	(3,038)
Securities
Goldman Sachs	Eldorado Resorts, Inc.	12/10/25	Receive	-1.417% + U.S. Federal Funds Effective Rate	Monthly	(1,070)	(49,281)	(701)
Goldman Sachs	Electronic Arts, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(15,284)	(505)
Goldman Sachs	Element Solutions, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,143)	(11,802)	5
Goldman Sachs	EMCOR Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(10,558)	(496)
Goldman Sachs	Emergent	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(5,403)	(259)
	BioSolutions, Inc.
Goldman Sachs	Encompass Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(5,132)	(18)
	Corporation
Goldman Sachs	Energizer Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(394)	(15,200)	1,750
Goldman Sachs	Enphase Energy, Inc.	12/10/25	Receive	-0.480% + U.S. Federal Funds Effective Rate	Monthly	(390)	(7,101)	(892)
Goldman Sachs	Entegris, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(932)	(46)
Goldman Sachs	Entercom	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,819)	(27,922)	(887)
	Communications, Class A
Goldman Sachs	Entergy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(14,605)	(279)
Goldman Sachs	EPAM Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(3,111)	(49)
Goldman Sachs	Epizyme, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(890)	64
Goldman Sachs	Equifax, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(932)	(125,916)	(4,157)
Goldman Sachs	Equinix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(155)	(78,108)	1,096

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Equity Lifestyle	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(242)	$(29,397)	$(130)
	Properties, Inc.
Goldman Sachs	Erie Indemnity	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(126,070)	534
	Company, Class A
Goldman Sachs	Eros International Plc	12/10/25	Receive	-1.296% + U.S. Federal Funds Effective Rate	Monthly	(2,007)	(2,700)	11,951
Goldman Sachs	Esperion
	Therapeutics, Inc.	12/10/25	Receive	-0.768% + U.S. Federal Funds Effective Rate	Monthly	(125)	(5,806)	390
Goldman Sachs	The Estee Lauder	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(3,109)	(219)
	Companies, Class A
Goldman Sachs	Euronet Worldwide, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(239)	(40,209)	(143)
Goldman Sachs	Everbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(7,234)	(720)
Goldman Sachs	Evercore, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(5,485)	(67)
Goldman Sachs	EVO Payments,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(451)	(14,201)	(978)
	Inc., Class A
Goldman Sachs	Evoqua Water	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,061)	(15,090)	(1,604)
	Technologies Corporation
Goldman Sachs	Expedia Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(20,476)	(550)
Goldman Sachs	Facebook, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(328)	(63,231)	(7,374)
Goldman Sachs	Fair Isaac Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(10,962)	(392)
Goldman Sachs	Fastenal Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(249)	(8,104)	(91)
Goldman Sachs	Fate Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,054)	(63)
Goldman Sachs	Ferrari NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(6,771)	(687)
Goldman Sachs	Fiat Chrysler	12/10/25	Receive	-0.583% + U.S. Federal Funds Effective Rate	Monthly	(411)	(5,672)	(251)
	Automobiles NV
Goldman Sachs	Fibrogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(2,662)	(360)
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,697)	(68,293)	(141)
	Financial, Inc.
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,742)	(703,441)	(4,150)
	Information Services, Inc.
Goldman Sachs	First Republic Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(219)	(21,382)	(306)
Goldman Sachs	First Solar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(486)	(31,879)	(2,267)
Goldman Sachs	FirstEnergy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(906)	(38,731)	291

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Fiserv, Inc.	12/10/25	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(8,468)	$(771,057)	$(13,933)
Securities
Goldman Sachs	Five Below, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(8,871)	645
Goldman Sachs	FLEETCOR	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(34,522)	(761)
	Technologies, Inc.
Goldman Sachs	Flexion Therapeutics, Inc.	12/10/25	Receive	-0.403% + U.S. Federal Funds Effective Rate	Monthly	(1,111)	(13,647)	(893)
Goldman Sachs	Floor & Decor Holdings,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(540)	(22,597)	(2,061)
	Inc., Class A
Goldman Sachs	Flowserve Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(954)	(50,215)	(3,391)
Goldman Sachs	Fluor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(259)	(8,715)	(1,090)
Goldman Sachs	FMC Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,382)	(114,446)	(5,807)
Goldman Sachs	Ford Motor Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,327)	(13,557)	(579)
Goldman Sachs	Fortinet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(4,143)	(193)
Goldman Sachs	Fortive Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(614)	(50,033)	(508)
Goldman Sachs	Fortune Brands Home	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,883)	(162)
	& Security, Inc.
Goldman Sachs	Forum Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,488)	(8,496)	585
	Technologies Inc.
Goldman Sachs	Fossil Group, Inc.	12/10/25	Receive	-0.504% + U.S. Federal Funds Effective Rate	Monthly	(627)	(7,202)	(186)
Goldman Sachs	Fox Factory Holding
	Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(186)	(15,328)	(2,301)
Goldman Sachs	Franco-Nevada	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,284)	(108,939)	(2,035)
	Corporation
Goldman Sachs	Franklin Covey Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(676)	(22,953)	(1,098)
Goldman Sachs	Franklin Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(307)	(10,680)	(146)
Goldman Sachs	Frank’s International NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,120)	(11,557)	1,396
Goldman Sachs	Fresh Del Monte	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(438)	(11,788)	(181)
	Produce, Inc.
Goldman Sachs	Freshpet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(364)	(16,541)	526
Goldman Sachs	Frontdoor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(2,566)	(174)
Goldman Sachs	Frontline Ltd.	12/10/25	Pay	-5.064% + U.S. Federal Funds Effective Rate	Monthly	(1,108)	(8,876)	32
Goldman Sachs	FutureFuel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,213)	(25,838)	(2,797)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	G1 Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	$(1,195)	$(426)
Goldman Sachs	Gaming and Leisure	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(997)	37
	Properties, Inc.
Goldman Sachs	Gaslog Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,693)	(81,864)	(283)
Goldman Sachs	GATX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(348)	(27,557)	(2,024)
Goldman Sachs	General Electric Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12,504)	(131,117)	(7,452)
Goldman Sachs	General Mills, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(222)	(11,652)	169
Goldman Sachs	General Motors Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,761)	(67,762)	(4,648)
Goldman Sachs	Genesee & Wyoming,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(4,194)	(106)
	Inc., Class A
Goldman Sachs	Genmark Diagnostics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,861)	(12,060)	502
Goldman Sachs	Gentex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,208)	(29,697)	(1,035)
Goldman Sachs	Genuine Parts Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(581)	(60,090)	(475)
Goldman Sachs	Geron Corporation	12/10/25	Pay	-2.788% + U.S. Federal Funds Effective Rate	Monthly	(1,006)	(1,419)	30
Goldman Sachs	Glaukos Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,356)	(137)
Goldman Sachs	Global Blood	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(840)	121
	Therapeutics, Inc.
Goldman Sachs	Global Payments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,708)	(753,004)	(9,031)
Goldman Sachs	Gogo, Inc.	12/10/25	Pay	-3.283% + U.S. Federal Funds Effective Rate	Monthly	(2,564)	(10,211)	1,942
Goldman Sachs	Golar LNG Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,257)	(23,222)	(2,294)
Goldman Sachs	Goodyear Tire &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(2,292)	(115)
	Rubber Company
Goldman Sachs	GoPro, Inc., Class A	12/10/25	Receive	-0.992% + U.S. Federal Funds Effective Rate	Monthly	(704)	(3,840)	440
Goldman Sachs	Gossamer Bio, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,107)	(212)
Goldman Sachs	Grand Canyon	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(2,804)	291
	Education, Inc.
Goldman Sachs	Gray Television, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,122)	(67,463)	902
Goldman Sachs	Green Plains, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,366)	(25,462)	5,343
Goldman Sachs	Greif, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(438)	(14,233)	2,770
Goldman Sachs	GrubHub, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(1,480)	(309)
Goldman Sachs	GTT	12/10/25	Pay	-15.308% + U.S. Federal Funds Effective Rate	Monthly	(160)	(2,849)	759
	Communications, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Guardant Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(279)	$(24,052)	$481
Goldman Sachs	Guess?, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(327)	(5,274)	(71)
Goldman Sachs	Haemonetics Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(41,699)	(5,515)
Goldman Sachs	Halliburton Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(516)	(11,718)	(784)
Goldman Sachs	Hanover Insurance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(9,482)	39
	Group, Inc.
Goldman Sachs	Harsco Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,727)	(47,323)	(1,039)
Goldman Sachs	Hawaiian Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(268)	(11,655)	(107)
	Industries, Inc.
Goldman Sachs	Haynes International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(374)	(11,881)	(508)
Goldman Sachs	HCP, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(846)	(27,017)	(343)
Goldman Sachs	HealthEquity, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(3,657)	(74)
Goldman Sachs	Hecla Mining Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,508)	(11,701)	(2,330)
Goldman Sachs	Helix Energy Solutions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,590)	(13,706)	(2,608)
	Group, Inc.
Goldman Sachs	Herbalife Nutrition Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(5,679)	32
Goldman Sachs	Heron Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(692)	(12,847)	(599)
Goldman Sachs	The Hershey Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,939)	(259,511)	4,213
Goldman Sachs	Hertz Global	12/10/25	Pay	-2.688% + U.S. Federal Funds Effective Rate	Monthly	(501)	(7,992)	(1,241)
	Holdings, Inc.
Goldman Sachs	Hertz Global	12/10/25	Pay	-4.980% + U.S. Federal Funds Effective Rate	Monthly	(502)	(978)	43
	Holdings, Inc. (Rights)
Goldman Sachs	Hibbett Sports, Inc.	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(298)	(5,414)	1,383
Goldman Sachs	Hilton Grand	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,940)	(84)
	Vacations, Inc.
Goldman Sachs	Hilton Worldwide	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(785)	(76,626)	(5,976)
	Holdings, Inc.
Goldman Sachs	Homology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(1,114)	16
	Medicines, Inc.
Goldman Sachs	Hormel Foods	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,246)	(212,374)	5,635
	Corporation
Goldman Sachs	Hostess Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(834)	(12,027)	(927)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Houghton Mifflin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,240)	$(12,886)	$(1,373)
	Harcourt Company
Goldman Sachs	Hubbell, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(3,920)	(60)
Goldman Sachs	Hubspot, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(177)	(30,139)	(153)
Goldman Sachs	Huntington	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(626)	(8,639)	(245)
	Bancshares, Inc.
Goldman Sachs	Huntington Ingalls	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(278)	(62,393)	(2,398)
	Industries, Inc.
Goldman Sachs	Hyatt Hotels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(5,101)	(73)
	Corporation, Class A
Goldman Sachs	Hyster-Yale Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(268)	(14,791)	(1,941)
	Handling, Inc.
Goldman Sachs	IBERIABANK	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(5,832)	(70)
	Corporation
Goldman Sachs	ICON Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(220)	(33,861)	(1,205)
Goldman Sachs	IDEX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(839)	(144,395)	(3,156)
Goldman Sachs	II-VI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,031)	(110,673)	(11,559)
Goldman Sachs	Immunogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(349)	(756)	(23)
Goldman Sachs	Immunomedics, Inc.	12/10/25	Receive	-0.270% + U.S. Federal Funds Effective Rate	Monthly	(514)	(7,120)	(608)
Goldman Sachs	Impinj, Inc.	12/10/25	Pay	-3.562% + U.S. Federal Funds Effective Rate	Monthly	(632)	(18,102)	(1,999)
Goldman Sachs	Incyte Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(3,118)	(120)
Goldman Sachs	Infinera Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,741)	(10,870)	615
Goldman Sachs	Innoviva, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(272)	(3,955)	(177)
Goldman Sachs	Insmed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(1,023)	(70)
Goldman Sachs	Inspire Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(242)	(14,659)	(1,707)
	Systems, Inc.
Goldman Sachs	Intel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(717)	(34,278)	(2,335)
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/25	Receive	-0.415% + U.S. Federal Funds Effective Rate	Monthly	(201)	(3,286)	(340)
Goldman Sachs	Intelsat SA	12/10/25	Receive	-0.654% + U.S. Federal Funds Effective Rate	Monthly	(163)	(3,167)	(283)
Goldman Sachs	Interactive Brokers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(601)	(32,532)	(711)
	Group, Inc., Class A
Goldman Sachs	Intercept	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(3,019)	189
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	International Business	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(335)	$(46,134)	$(2,085)
	Machines Corporation
Goldman Sachs	International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,285)	(24,382)	(1,124)
	Seaways, Inc.
Goldman Sachs	Interpublic Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,751)	(39,501)	(1,522)
	of Companies, Inc.
Goldman Sachs	Interxion Holding NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,976)	(86)
Goldman Sachs	Intrepid Potash, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,964)	(23,367)	(664)
Goldman Sachs	Intrexon Corporation	12/10/25	Pay	-24.963% + U.S. Federal Funds Effective Rate	Monthly	(1,677)	(12,820)	(3,479)
Goldman Sachs	Invitae Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,315)	(272)
Goldman Sachs	Ionis	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,530)	115
	Pharmaceuticals, Inc.
Goldman Sachs	Iovance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,078)	(302)
	Biotherapeutics, Inc.
Goldman Sachs	IQVIA Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,893)	(304,478)	(6,675)
Goldman Sachs	iRhythm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(14,453)	(1,534)
	Technologies, Inc.
Goldman Sachs	Iridium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(518)	(12,033)	(714)
	Communications, Inc.
Goldman Sachs	iRobot Corporation	12/10/25	Receive	-0.782% + U.S. Federal Funds Effective Rate	Monthly	(55)	(5,035)	(151)
Goldman Sachs	J.B. Hunt Transport	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(135)	(12,342)	(247)
	Services, Inc.
Goldman Sachs	Jabil, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(821)	(123)
Goldman Sachs	Jacobs Engineering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,079)	(91,046)	(1,133)
	Group, Inc.
Goldman Sachs	Janus Henderson	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(5,407)	(198)
	Group Plc
Goldman Sachs	JetBlue Airways	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,899)	(145,850)	(2,641)
	Corporation
Goldman Sachs	Jones Lang Lasalle, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(249)	(35,008)	(1,079)
Goldman Sachs	Kadmon Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10,516)	(21,645)	(1,683)
Goldman Sachs	Kansas City Southern	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(196)	(23,891)	(178)
Goldman Sachs	Kar Auction Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,177)	(154,421)	(3,749)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Karyopharm	12/10/25	Receive	-0.353% + U.S. Federal Funds Effective Rate	Monthly	(151)	$(904)	$(61)
	Therapeutics, Inc.
Goldman Sachs	KBR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(235)	(5,853)	(418)
Goldman Sachs	Kemper Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(255)	(21,988)	884
Goldman Sachs	Kimball Electronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(764)	(12,392)	(1,421)
Goldman Sachs	Kindred Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,577)	(13,119)	(676)
Goldman Sachs	Kirkland Lake Gold Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(2,572)	(302)
Goldman Sachs	KLX Energy Services	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(410)	(8,365)	(161)
	Holdings, Inc.
Goldman Sachs	Knight-Swift	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(336)	(11,021)	(775)
	Transportation
	Holdings, Inc.
Goldman Sachs	Kontoor Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(87)	(2,434)	290
Goldman Sachs	Kosmos Energy Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,659)	(16,651)	(1,814)
Goldman Sachs	Kroger Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(3,319)	423
Goldman Sachs	Kronos Worldwide, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(4,544)	(532)
Goldman Sachs	L3Harris	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(427)	(80,554)	3,864
	Technologies, Inc.
Goldman Sachs	Laboratory Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(93)	(16,033)	(517)
	of America Holdings
Goldman Sachs	Lamar Advertising	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(553)	(44,623)	402
	Company, Class A
Goldman Sachs	Las Vegas Sands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,035)	(61,089)	(2,815)
	Corporation
Goldman Sachs	Laureate Education,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,793)	(43,811)	3,698
	Inc., Class A
Goldman Sachs	Lear Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(412)	(57,293)	(2,431)
Goldman Sachs	Legg Mason, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(9,672)	(356)
Goldman Sachs	Leidos Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,771)	(141,218)	(2,868)
Goldman Sachs	Lendingtree, Inc.	12/10/25	Receive	-0.424% + U.S. Federal Funds Effective Rate	Monthly	(39)	(16,381)	(138)
Goldman Sachs	LGI Homes, Inc.	12/10/25	Receive	-0.894% + U.S. Federal Funds Effective Rate	Monthly	(175)	(12,482)	126
Goldman Sachs	LHC Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(9,163)	(285)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(423)	$(11,815)	$(309)
	Corporation – Liberty
	Braves, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(359)	(13,411)	(24)
	Corporation – Liberty
	Formula One, Class C
Goldman Sachs	Limelight Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,170)	(11,241)	1,728
Goldman Sachs	Lindblad Expeditions	12/10/25	Receive	-0.259% + U.S. Federal Funds Effective Rate	Monthly	(751)	(13,463)	(1,034)
	Holdings, Inc.
Goldman Sachs	Lindsay Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(152)	(12,478)	310
Goldman Sachs	LivaNova Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(9,844)	308
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(258)	(12,489)	702
Goldman Sachs	Lockheed Martin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(26,529)	(263)
	Corporation
Goldman Sachs	LPL Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(579)	(47,160)	1,418
	Holdings, Inc.
Goldman Sachs	Lululemon Athletica, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(176)	(31,680)	(1,448)
Goldman Sachs	Lumber Liquidators	12/10/25	Pay	-2.844% + U.S. Federal Funds Effective Rate	Monthly	(1,969)	(22,750)	(1,249)
	Holdings, Inc.
Goldman Sachs	Lumentum Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,498)	(133,266)	(25,701)
Goldman Sachs	The Macerich Companye	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(984)	(32,902)	3,811
Goldman Sachs	MACOM Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(1,179)	5
	Solutions Holdings, Inc.
Goldman Sachs	The Madison Square	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(6,485)	(78)
	Garden Company,
	Class A
Goldman Sachs	Madrigal	12/10/25	Receive	-0.378% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,151)	(90)
	Pharmaceuticals, Inc.
Goldman Sachs	Magellan Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(171)	(12,678)	(1,455)
Goldman Sachs	Magna International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(793)	(10)
Goldman Sachs	Manitowoc Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,407)	(25,015)	(4,417)
Goldman Sachs	MarketAxess	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(12,206)	(33)
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Marriott Vacations	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	$(11,552)	$(459)
	Worldwide Corporation
Goldman Sachs	Martin Marietta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(14,939)	(68)
	Materials, Inc.
Goldman Sachs	Marvell Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,836)	(67,602)	(1,892)
	Group Ltd.
Goldman Sachs	Masimo Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,527)	(239)
Goldman Sachs	Mastercard, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(2,906)	(87)
Goldman Sachs	Matador Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,190)	(23,630)	(4,495)
	Company
Goldman Sachs	Mattel, Inc.	12/10/25	Receive	-1.200% + U.S. Federal Funds Effective Rate	Monthly	(549)	(6,146)	(113)
Goldman Sachs	Maxar Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,901)	(14,860)	(3,167)
Goldman Sachs	Maxim Integrated	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(573)	(34,277)	184
	Products
Goldman Sachs	McKesson Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	(14,097)	(120)
Goldman Sachs	Medical Properties	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,127)	(19,626)	784
	Trust, Inc.
Goldman Sachs	Medicines Company	12/10/25	Receive	-0.385% + U.S. Federal Funds Effective Rate	Monthly	(768)	(27,970)	599
Goldman Sachs	MediciNova, Inc.	12/10/25	Pay	-3.535% + U.S. Federal Funds Effective Rate	Monthly	(93)	(896)	13
Goldman Sachs	Medifast, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,153)	40
Goldman Sachs	Mednax, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(5,366)	325
Goldman Sachs	MeiraGTx Holdings Plc	12/10/25	Pay	-6.101% + U.S. Federal Funds Effective Rate	Monthly	(42)	(1,127)	(212)
Goldman Sachs	Mercadolibre, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(25,660)	(1,756)
Goldman Sachs	Meredith Corporation	12/10/25	Receive	-0.418% + U.S. Federal Funds Effective Rate	Monthly	(912)	(50,147)	(2,157)
Goldman Sachs	Meritage Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	(12,714)	189
	Corporation
Goldman Sachs	Metlife, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,406)	(218,545)	(6,969)
Goldman Sachs	Mettler-Toledo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(11,748)	(458)
	International, Inc.
Goldman Sachs	MGP Ingredients, Inc.	12/10/25	Receive	-0.692% + U.S. Federal Funds Effective Rate	Monthly	(268)	(17,752)	(262)
Goldman Sachs	Microsoft Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(13,111)	(779)
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,440)	(45)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Mohawk Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	$(5,596)	$(66)
Goldman Sachs	Momenta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(94)	(1,169)	(40)
	Pharmaceuticals, Inc.
Goldman Sachs	Monro, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(4,514)	86
Goldman Sachs	Monster Beverage	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(9,370)	43
	Corporation
Goldman Sachs	Motorcar Parts	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(281)	(6,009)	(1,002)
	of America, Inc.
Goldman Sachs	MSCI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(126)	(30,046)	(499)
Goldman Sachs	Mueller Water Products,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,334)	(13,082)	(315)
	Inc., Class A
Goldman Sachs	Murphy Oil Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(3,372)	(49)
Goldman Sachs	Myriad Genetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(3,518)	(309)
Goldman Sachs	Nasdaq, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(11,812)	18
Goldman Sachs	Natera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,129)	(170)
Goldman Sachs	National Beverage	12/10/25	Receive	-1.520% + U.S. Federal Funds Effective Rate	Monthly	(82)	(3,654)	319
	Corporation
Goldman Sachs	National Oilwell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(527)	(11,700)	(854)
	Varco, Inc.
Goldman Sachs	National Presto	12/10/25	Receive	-0.411% + U.S. Federal Funds Effective Rate	Monthly	(57)	(5,310)	196
	Industries, Inc.
Goldman Sachs	National Retail	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(3,917)	120
	Properties, Inc.
Goldman Sachs	National Vision	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(559)	(17,156)	(1,907)
	Holdings, Inc.
Goldman Sachs	Nektar Therapeutics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(675)	(36)
Goldman Sachs	Neurocrine	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(4,637)	(136)
	Biosciences, Inc.
Goldman Sachs	Nevro Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(906)	(58)
Goldman Sachs	New York Times	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(389)	(12,671)	26
	Company, Class A
Goldman Sachs	Newmont	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(673)	(25,857)	(2,646)
	GoldCorporation
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Nexstar Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(434)	$(43,772)	$(177)
	Group, Inc., Class A
Goldman Sachs	Nine Energy Service, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(959)	(16,597)	(601)
Goldman Sachs	nLight, Inc.	12/10/25	Receive	-0.503% + U.S. Federal Funds Effective Rate	Monthly	(742)	(14,228)	62
Goldman Sachs	NN, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,226)	(31,448)	(4,801)
Goldman Sachs	Noble Corporation Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,613)	(10,480)	791
Goldman Sachs	Nordic American	12/10/25	Receive	-1.510% + U.S. Federal Funds Effective Rate	Monthly	(13,819)	(32,297)	(4,244)
	Tankers Ltd.
Goldman Sachs	Northern Oil and Gas, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,006)	(13,502)	89
Goldman Sachs	Northern Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,000)	(90,127)	(666)
	Corporation
Goldman Sachs	Northrop Grumman	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(219)	(70,740)	(141)
	Corporation
Goldman Sachs	NRG Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,263)	(44,294)	101
Goldman Sachs	Nu Skin Enterprises,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(148)	(1)
	Inc., Class A
Goldman Sachs	Nucor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(375)	(20,647)	(913)
Goldman Sachs	Nutrien Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(826)	(44,041)	(1,609)
Goldman Sachs	NuVasive, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(222)	(12,977)	294
Goldman Sachs	NV5 Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(13,005)	288
Goldman Sachs	NVR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(6,731)	(18)
Goldman Sachs	NXP Semiconductors NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(4,484)	(185)
Goldman Sachs	Occidental Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,688)	(84,756)	(4,694)
	Corporation
Goldman Sachs	Oceaneering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,412)	(28,757)	(5,007)
	International, Inc.
Goldman Sachs	OGE Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(3,656)	75
Goldman Sachs	Oil States	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(667)	(12,191)	(1,205)
	International, Inc.
Goldman Sachs	Okta, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(18,254)	(570)
Goldman Sachs	Olin Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,366)	(29,886)	234
Goldman Sachs	Omeros Corporation	12/10/25	Pay	-5.290% + U.S. Federal Funds Effective Rate	Monthly	(708)	(11,133)	1,547

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Omnicell, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	$(4,983)	$(242)
Goldman Sachs	Omnicom Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(2,455)	(107)
Goldman Sachs	OPKO Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,522)	(3,710)	(742)
Goldman Sachs	Ormat Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(186)	(11,774)	(395)
Goldman Sachs	Oshkosh Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(6,007)	(131)
Goldman Sachs	Overstock.Com, Inc.	12/10/25	Pay	-16.092% + U.S. Federal Funds Effective Rate	Monthly	(541)	(7,408)	(2,122)
Goldman Sachs	Owens Corning	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(579)	(33,655)	(3,663)
Goldman Sachs	P.H. Glatfelter Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(702)	(11,834)	(609)
Goldman Sachs	PACCAR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(641)	(45,870)	(1,551)
Goldman Sachs	PacWest BanCorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(1,357)	(34)
Goldman Sachs	Pagseguro Digital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(339)	(13,195)	(1,723)
	Ltd., Class A
Goldman Sachs	Palatin Technologies, Inc.	12/10/25	Pay	-3.057% + U.S. Federal Funds Effective Rate	Monthly	(825)	(956)	154
Goldman Sachs	Palo Alto Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(691)	(140,741)	684
Goldman Sachs	Papa John’s	12/10/25	Receive	-1.232% + U.S. Federal Funds Effective Rate	Monthly	(106)	(4,748)	476
	International, Inc.
Goldman Sachs	Par Pacific Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(571)	(11,701)	(235)
Goldman Sachs	Par Technology	12/10/25	Receive	-2.257% + U.S. Federal Funds Effective Rate	Monthly	(599)	(16,864)	(397)
	Corporation
Goldman Sachs	Park Electrochemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,295)	(104,926)	(7,794)
	Corporation
Goldman Sachs	Park Hotels &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,829)	(77,882)	841
	Resorts, Inc.
Goldman Sachs	Party City Holdco, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,055)	(36,998)	2,634
Goldman Sachs	Pattern Energy Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(923)	(21,283)	(1,005)
	Inc., Class A
Goldman Sachs	Paycom Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(639)	(144,678)	(6,162)
Goldman Sachs	Paylocity Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,967)	51
	Corporation
Goldman Sachs	PDC Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,497)	(53,918)	(8,289)
Goldman Sachs	pdvWireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(1,267)	26
Goldman Sachs	Pebblebrook Hotel Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(325)	(9,152)	(116)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	People’s United	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(359)	$(6,016)	$(225)
	Financial, Inc.
Goldman Sachs	Perkinelmer, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(2,213)	(142)
Goldman Sachs	Perrigo Company Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(761)	(53)
Goldman Sachs	PetIQ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(3,556)	(615)
Goldman Sachs	PetMed Express, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(302)	(4,741)	534
Goldman Sachs	Pfizer, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,812)	(78,387)	(1,413)
Goldman Sachs	PG&E Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,832)	(172)
Goldman Sachs	Photronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,383)	(11,324)	238
Goldman Sachs	Physicians Realty Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(293)	(5,102)	289
Goldman Sachs	Pilgrim’s Pride	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(442)	(11,206)	455
	Corporation
Goldman Sachs	Planet Fitness,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(163)	(11,790)	898
	Inc., Class A
Goldman Sachs	Plug Power, Inc.	12/10/25	Pay	-37.969% + U.S. Federal Funds Effective Rate	Monthly	(9,454)	(21,375)	2,639
Goldman Sachs	Pluralsight, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,145)	(34,668)	(260)
Goldman Sachs	Portola	12/10/25	Receive	-0.416% + U.S. Federal Funds Effective Rate	Monthly	(330)	(8,940)	99
	Pharmaceuticals, Inc.
Goldman Sachs	PPL Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(768)	(23,783)	138
Goldman Sachs	PQ Group Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(731)	(11,570)	60
Goldman Sachs	Pra Health Sciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(12,726)	(756)
Goldman Sachs	Prestige Consumer	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(130)	(4,113)	(136)
	Healthcare, Inc.
Goldman Sachs	Pricesmart, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(256)	(13,069)	(394)
Goldman Sachs	Principal Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,220)	(70,603)	(2,120)
	Group, Inc.
Goldman Sachs	Principia Biopharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,127)	(108)
Goldman Sachs	Progressive Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(9,577)	423
Goldman Sachs	Prologis, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,002)	(320,296)	(1,685)
Goldman Sachs	Prosperity	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,394)	(92,027)	(3,193)
	Bancshares, Inc.
Goldman Sachs	Proto Labs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(14,716)	(1,666)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Prudential Financial, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	$(2,219)	$(45)
Goldman Sachs	PTC Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,168)	(86)
Goldman Sachs	PTC, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(4,487)	(117)
Goldman Sachs	Public Storage	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(3,092)	92
Goldman Sachs	Q2 Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,755)	24
Goldman Sachs	QEP Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,315)	(45,600)	(4,678)
Goldman Sachs	Qorvo, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,330)	(62)
Goldman Sachs	Quaker Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(13,778)	(1,012)
	Corporation
Goldman Sachs	Qualys, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(4,174)	(56)
Goldman Sachs	R1 RCM, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,412)	(17,739)	(696)
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,081)	(324)
Goldman Sachs	Radian Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,975)	(45,064)	657
Goldman Sachs	Range Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(333)	(2,321)	257
	Corporation
Goldman Sachs	RBC Bearings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(87)	(14,494)	(1,505)
Goldman Sachs	Reata Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(848)	(57)
	Inc., Class A
Goldman Sachs	Red Robin Gourmet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(208)	(6,351)	(858)
	Burgers, Inc.
Goldman Sachs	Reliance Steel &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(15,790)	(965)
	Aluminum Company
Goldman Sachs	RenaissanceRe	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(322)	(57,290)	1,862
	Holdings Ltd.
Goldman Sachs	Resideo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(3,240)	(385)
	Technologies, Inc.
Goldman Sachs	ResMed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(434)	(52,890)	(2,924)
Goldman Sachs	Rev Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(422)	(6,075)	(1,045)
Goldman Sachs	Rex American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(340)	(24,751)	(373)
	Resources Corporation
Goldman Sachs	RH	12/10/25	Receive	-0.515% + U.S. Federal Funds Effective Rate	Monthly	(75)	(8,662)	(1,857)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Rhythm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	$(923)	$130
	Pharmaceuticals, Inc.
Goldman Sachs	Rite Aid Corporation	12/10/25	Pay	-21.371% + U.S. Federal Funds Effective Rate	Monthly	(459)	(3,682)	(84)
Goldman Sachs	Robert Half	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(128)	(7,292)	(26)
	International, Inc.
Goldman Sachs	Rocket	12/10/25	Receive	-0.251% + U.S. Federal Funds Effective Rate	Monthly	(174)	(2,606)	89
	Pharmaceuticals, Inc.
Goldman Sachs	Roku, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(230)	(20,800)	2,593
Goldman Sachs	Ross Stores, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,029)	(101,925)	3,618
Goldman Sachs	Royal Gold, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(794)	(81,273)	(8,019)
Goldman Sachs	RPC, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(508)	(3,657)	204
Goldman Sachs	Rubius Therapeutics, Inc.	12/10/25	Receive	-0.841% + U.S. Federal Funds Effective Rate	Monthly	(59)	(927)	(92)
Goldman Sachs	Sabra Health Care	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,358)	(46,365)	(808)
	Reit, Inc.
Goldman Sachs	Saia, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(214)	(13,821)	(1,294)
JP Morgan	salesforce.com, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(3,862)	(585,421)	2,264
Securities
Goldman Sachs	Sanderson Farms, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(205)	(27,955)	471
Goldman Sachs	Sangamo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,043)	(141)
	Therapeutics, Inc.
Goldman Sachs	Sanmina Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(410)	(12,399)	(947)
Goldman Sachs	Sarepta Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,518)	(300)
Goldman Sachs	Savara, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(323)	735
Goldman Sachs	Schlumberger Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(314)	(12,463)	(1,492)
Goldman Sachs	Scholar Rock Holding	12/10/25	Receive	-0.771% + U.S. Federal Funds Effective Rate	Monthly	(39)	(618)	42
	Corporation
Goldman Sachs	Schweitzer-Mauduit	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(340)	(11,265)	(90)
	International, Inc.
Goldman Sachs	Science Applications	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(5,100)	(423)
	International Corporation
Goldman Sachs	Scorpio Tankers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(335)	(9,877)	(999)
Goldman Sachs	Scotts Miracle-Gro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(139)	(13,674)	(1,015)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Seaboard Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	$(24,787)	$(997)
Goldman Sachs	Seagate Technology Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(5,459)	(349)
Goldman Sachs	Select Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(768)	(12,172)	(860)
	Holdings Corporation
Goldman Sachs	Semgroup Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(888)	(10,640)	611
	Class A
Goldman Sachs	Sempra Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,370)	(188,181)	1,807
Goldman Sachs	Service Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(13,454)	(514)
	International
Goldman Sachs	ServiceMaster Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(5,409)	211
	Holdings, Inc.
Goldman Sachs	ServiceNow, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(924)	(13,620)	(1,026)
Goldman Sachs	Shake Shack, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(209)	(15,072)	(2,300)
	Class A
Goldman Sachs	Ship Finance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(905)	(11,305)	52
	International Ltd.
Goldman Sachs	Shoe Carnival, Inc.	12/10/25	Receive	-1.293% + U.S. Federal Funds Effective Rate	Monthly	(195)	(5,378)	(515)
Goldman Sachs	Shopify, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(15,586)	(375)
Goldman Sachs	ShotSpotter, Inc.	12/10/25	Receive	-0.960% + U.S. Federal Funds Effective Rate	Monthly	(76)	(3,354)	247
Goldman Sachs	Shutterstock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,969)	(77,058)	(1,409)
Goldman Sachs	Signet Jewelers Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(360)	(6,427)	564
Goldman Sachs	Silicon Laboratories, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(4,440)	(227)
Goldman Sachs	Sina Corporation	12/10/25	Receive	-0.424% + U.S. Federal Funds Effective Rate	Monthly	(219)	(9,433)	(719)
Goldman Sachs	Siteone Landscape	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(436)	(30,174)	(680)
	Supply, Inc.
Goldman Sachs	Skyline Champion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(508)	(13,891)	(992)
	Corporation
Goldman Sachs	Solarwinds Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(658)	(12,052)	(512)
Goldman Sachs	Sonoco Products	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,827)	(26)
	Company
Goldman Sachs	Sonos, Inc.	12/10/25	Receive	-0.632% + U.S. Federal Funds Effective Rate	Monthly	(244)	(2,764)	(241)
Goldman Sachs	Spartan Motors, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(319)	(3,492)	(743)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Spectrum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(117)	$(1,006)	$(52)
	Pharmaceuticals, Inc.
Goldman Sachs	Spirit Airlines, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,096)	64
Goldman Sachs	Spirit Realty Capital, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,198)	(221,417)	11,193
Goldman Sachs	Spotify Technology SA	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(229)	(33,446)	(2,610)
Goldman Sachs	Sprouts Farmers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(238)	(4,489)	323
	Market, Inc.
Goldman Sachs	SPX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(387)	(12,761)	(497)
Goldman Sachs	SS&C Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(11,851)	(14)
	Holdings, Inc.
Goldman Sachs	Stag Industrial, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(6,222)	106
Goldman Sachs	Stamps.Com, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(6,782)	(1,124)
Goldman Sachs	Starbucks Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(5,526)	(153)
Goldman Sachs	Steelcase, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(6,318)	(84)
Goldman Sachs	Stericycle, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(2,861)	(58)
Goldman Sachs	Steris Plc	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(7,732)	(609)
Goldman Sachs	Sterling BanCorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(362)	(7,693)	(279)
Goldman Sachs	StoneCo Ltd., Class A	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(684)	(20,207)	(2,225)
Goldman Sachs	Store Capital Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(5,302)	283
Goldman Sachs	Sunpower Corporation	12/10/25	Pay	-4.354% + U.S. Federal Funds Effective Rate	Monthly	(8,759)	(93,533)	(22,146)
Goldman Sachs	Sunrun, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(724)	(13,566)	(1,851)
Goldman Sachs	SVB Financial Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(3,355)	(138)
Goldman Sachs	SVMK, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(827)	(13,635)	(130)
Goldman Sachs	Switch, Inc., Class A	12/10/25	Receive	-0.578% + U.S. Federal Funds Effective Rate	Monthly	(708)	(9,257)	(577)
Goldman Sachs	Syneos Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(631)	(32,198)	(3,752)
Goldman Sachs	Synnex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(3,538)	(339)
Goldman Sachs	Synopsys, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(698)	(89,520)	(5,076)
Goldman Sachs	Synovus Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(5,033)	(213)
	Corporation
Goldman Sachs	Sysco Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,697)	(119,946)	1,449
Goldman Sachs	Tabula Rasa	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(401)	(19,998)	(3,389)
	Healthcare, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Take-Two Interactive	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(201)	$(22,787)	$(366)
	Software, Inc.
Goldman Sachs	Tandem Diabetes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(113)	(7,279)	744
	Care, Inc.
Goldman Sachs	Targa Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(234)	(9,174)	34
	Corporation
Goldman Sachs	Taylor Morrison	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(600)	(12,558)	(210)
	Home Corporation
Goldman Sachs	TD Ameritrade	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(237)	(11,813)	593
	Holding Corporation
Goldman Sachs	Team, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(864)	(13,218)	(310)
Goldman Sachs	TechTarget, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(657)	(13,942)	(651)
Goldman Sachs	Teck Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(2,971)	(230)
	Ltd., Class B
Goldman Sachs	Teladoc Health, Inc.	12/10/25	Receive	-0.564% + U.S. Federal Funds Effective Rate	Monthly	(248)	(16,450)	(2,776)
Goldman Sachs	Telaria, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(863)	(10)
Goldman Sachs	Teledyne	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(348)	(95,285)	(2,457)
	Technologies, Inc.
Goldman Sachs	Teleflex, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(507)	(167,730)	(1,031)
Goldman Sachs	Tellurian, Inc.	12/10/25	Pay	-4.009% + U.S. Federal Funds Effective Rate	Monthly	(3,175)	(24,951)	(662)
Goldman Sachs	Tenet Healthcare	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(2,744)	60
	Corporation
Goldman Sachs	Terex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,517)	(47,573)	(4,763)
Goldman Sachs	Terraform Power,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(823)	(11,753)	(601)
	Inc., Class A
Goldman Sachs	Tesla, Inc.	12/10/25	Receive	-0.860% + U.S. Federal Funds Effective Rate	Monthly	(38)	(8,385)	(914)
Goldman Sachs	Texas Capital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(978)	(59,936)	(718)
	Bancshares, Inc.
Goldman Sachs	Texas Instruments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(706)	(81,139)	793
Goldman Sachs	Texas Roadhouse, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,392)	(74,600)	1,375
Goldman Sachs	Textron, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(291)	(15,417)	(1,249)
Goldman Sachs	TG Therapeutics, Inc.	12/10/25	Receive	-1.103% + U.S. Federal Funds Effective Rate	Monthly	(402)	(3,476)	(626)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	TGS-NOPEC	12/10/25	Receive	-0.35% + Norwegian Overnight	Monthly	(160)	$(515)	$(215)
	Geophysical			Weighted Average Rate
	Company ASA
Goldman Sachs	TherapeuticsMD, Inc.	12/10/25	Pay	-12.366% + U.S. Federal Funds Effective Rate	Monthly	(3,826)	(9,953)	2,252
Goldman Sachs	Tidewater, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(513)	(12,029)	(908)
Goldman Sachs	Timken Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,692)	(130)
Goldman Sachs	Timkensteel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,510)	(12,260)	(1,041)
Goldman Sachs	Tivity Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(191)	(3,135)	475
Goldman Sachs	T-Mobile U.S., Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,114)	(230,541)	6,781
Goldman Sachs	Toll Brothers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(210)	(7,652)	11
Goldman Sachs	Tootsie Roll	12/10/25	Receive	-1.407% + U.S. Federal Funds Effective Rate	Monthly	(101)	(3,724)	147
	Industries, Inc.
Goldman Sachs	TPI Composites, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,179)	(29,108)	(3,300)
Goldman Sachs	Tractor Supply Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(860)	(93,645)	(520)
Goldman Sachs	The Trade Desk,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,365)	29
	Inc., Class A
Goldman Sachs	Transocean Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,779)	(11,388)	(661)
Goldman Sachs	TreeHouse Foods, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(5,943)	(24)
Goldman Sachs	Trex Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(9,595)	(767)
Goldman Sachs	Tricida, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(749)	(59)
Goldman Sachs	Trimble, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(6,037)	(457)
Goldman Sachs	Triple-S Management	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,071)	20
	Corporation, Class B
Goldman Sachs	Triton International Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(426)	(13,937)	(1,004)
Goldman Sachs	Triumph Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(645)	(14,752)	(1,943)
Goldman Sachs	TTM Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,256)	(12,796)	(1,454)
Goldman Sachs	Twilio, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(807)	(109,878)	495
Goldman Sachs	Twist Bioscience	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(703)	(20,371)	(3,442)
	Corporation
Goldman Sachs	Two Harbors	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25,615)	(324,538)	5,473
	Investment Corporation
Goldman Sachs	U.S. Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(5,444)	120

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/25	Receive	-0.926% + U.S. Federal Funds Effective Rate	Monthly	(136)	$(17,868)	$(730)
Goldman Sachs	UGI Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(318)	(16,979)	215
Goldman Sachs	Ulta Beauty, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(2,773)	26
Goldman Sachs	Ultragenyx	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(317)	(20,104)	(1,863)
	Pharmaceutical, Inc.
Goldman Sachs	United Natural	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(949)	135
	Foods, Inc.
Goldman Sachs	Univar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,890)	(107,625)	(1,463)
Goldman Sachs	Universal Display	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(12,961)	(2,424)
	Corporation
Goldman Sachs	Upwork, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,060)	(17,024)	(1,993)
Goldman Sachs	Urban Outfitters, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(427)	25
Goldman Sachs	US Silica Holdings, Inc.	12/10/25	Receive	-0.735% + U.S. Federal Funds Effective Rate	Monthly	(928)	(11,861)	(2,288)
Goldman Sachs	USA Technologies, Inc.	12/10/25	Receive	-0.924% + U.S. Federal Funds Effective Rate	Monthly	(1,901)	(14,107)	(1,560)
Goldman Sachs	Vail Resorts, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(22,510)	(465)
Goldman Sachs	Valero Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(633)	(54,176)	(2,426)
	Corporation
Goldman Sachs	Ventas, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,176)	(148,651)	5,638
Goldman Sachs	Veracyte, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(1,196)	(161)
Goldman Sachs	Vericel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(51)	(962)	(122)
Goldman Sachs	Vertex	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(4,945)	(266)
	Pharmaceuticals, Inc.
Goldman Sachs	Viad Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(205)	(13,561)	(406)
Goldman Sachs	Viasat, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(6,126)	734
Goldman Sachs	ViewRay, Inc.	12/10/25	Receive	-0.451% + U.S. Federal Funds Effective Rate	Monthly	(2,887)	(25,400)	(976)
Goldman Sachs	Viking Therapeutics, Inc.	12/10/25	Pay	-3.185% + U.S. Federal Funds Effective Rate	Monthly	(87)	(721)	(23)
Goldman Sachs	Vishay	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(495)	(24)
	Intertechnology, Inc.
Goldman Sachs	Visteon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(275)	(16,090)	(2,489)
Goldman Sachs	Vivint Solar, Inc.	12/10/25	Receive	-1.801% + U.S. Federal Funds Effective Rate	Monthly	(1,887)	(13,772)	(664)
Goldman Sachs	Vonage Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,905)	(66,805)	2,756
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Voyager	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	$(1,060)	$(141)
	Therapeutics, Inc.
Goldman Sachs	Vulcan Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(4,936)	(134)
	Company
Goldman Sachs	Wabtec Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(4,292)	(251)
Goldman Sachs	Walmart, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,645)	(181,598)	(2,716)
Goldman Sachs	Watsco, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(6,858)	139
Goldman Sachs	Wave Life Sciences Ltd.	12/10/25	Receive	-1.177% + U.S. Federal Funds Effective Rate	Monthly	(140)	(3,649)	(327)
Goldman Sachs	Wayfair, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(17,933)	995
Goldman Sachs	Weight Watchers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(342)	(6,523)	(11)
	International, Inc.
Goldman Sachs	Weingarten Realty
	Investors	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(161)	(4,408)	213
Goldman Sachs	Wesco International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(4,557)	(39)
Goldman Sachs	Western Alliance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(7,815)	(45)
	BanCorp
Goldman Sachs	Westlake Chemical	12/10/25	Receive	-0.200% + U.S. Federal Funds Effective Rate	Monthly	(4)	(277)	(24)
	Corporation
Goldman Sachs	Westrock Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,136)	(41,372)	(613)
Goldman Sachs	Wheaton Precious	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(510)	(12,315)	(759)
	Metals Corporation
Goldman Sachs	Willscot Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(929)	(13,953)	(762)
Goldman Sachs	Wingstop, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(14,572)	(979)
Goldman Sachs	Wix.Com Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(7,777)	(25)
Goldman Sachs	WR Berkley Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,420)	(291,250)	1,041
Goldman Sachs	Wright Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(393)	(11,702)	729
	Group NV
Goldman Sachs	Xcel Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,408)	(143,199)	4,808
Goldman Sachs	Xeris	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,792)	(20,476)	(3,399)
	Pharmaceuticals, Inc.
Goldman Sachs	Yelp, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(254)	(8,670)	(621)
Goldman Sachs	Yeti Holdings, Inc.	12/10/25	Pay	-3.225% + U.S. Federal Funds Effective Rate	Monthly	(262)	(7,584)	(1,165)
Goldman Sachs	Yext, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(693)	(13,904)	(1,223)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Y-Mabs	12/10/25	Receive	-0.264% + U.S. Federal Funds Effective Rate	Monthly	(40)	$(914)	$(97)
	Therapeutics, Inc.
Goldman Sachs	Yum China	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,015)	(105)
	Holdings, Inc.
Goldman Sachs	Zendesk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(3,112)	(182)
Goldman Sachs	Zillow Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(3,151)	(2)
	Inc., Class C
Goldman Sachs	Ziopharm	12/10/25	Pay	-13.285% + U.S. Federal Funds Effective Rate	Monthly	(620)	(3,632)	(1,034)
	Oncology, Inc.
Goldman Sachs	Zix Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(1,153)	(25)
Goldman Sachs	Zoetis, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(749)	(84,919)	(1,538)
Goldman Sachs	Zogenix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(4,104)	(700)
								$(157,059)

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
DKK – Danish Kroner
ICE LIBOR – ICE Swiss Franc LIBOR Rate
LIBOR – London Interbank Offered Rate
RBA – Reserve Bank of Australia

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value
SHORT TERM INVESTMENTS – 91.28%
Money Market Funds – 33.36%
First American Government Obligations Fund, Share Class X, 2.29% (a)	365,742	$365,742
First American Treasury Obligations Fund, Share Class X, 2.25% (a)	365,743	365,743
Total Money Market Funds
(Cost $731,485)		731,485

	Principal
	Amount
U.S. TREASURY BILLS – 57.92%
Maturity Date: 7/25/2019, Yield to Maturity 2.42%	$350,000	349,547
Maturity Date: 8/22/2019, Yield to Maturity 2.33%	75,000	74,776
Maturity Date: 8/29/2019, Yield to Maturity 2.40%	250,000	249,143
Maturity Date: 9/12/2019, Yield to Maturity 2.42%	250,000	248,956
Maturity Date: 10/10/2019, Yield to Maturity 2.40%	300,000	298,248
Maturity Date: 11/7/2019, Yield to Maturity 2.35%	50,000	49,633
Total U.S. Treasury Bills
(Cost $1,269,620)		1,270,303
Total Short Term Investments
(Cost $2,001,105)		2,001,788

Total Investments
(Cost $2,001,105) – 91.28%		2,001,788
Assets In Excess Of Liabilities – 8.72% (b)		191,249
Total Net Assets – 100.00%		$2,193,037

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open swap contracts. The total value of such assets as of June 30, 2019 is $47,594.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing	Financing	Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
JP Morgan	Allergan Plc	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	621	$103,961	$1,067
Securities
Goldman Sachs	Altran Technologies SA	12/10/25	Pay	0.350% + EMMI EURO Overnight Index Average	Monthly	1,411	25,791	312
Goldman Sachs	Amcor Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,976	94,791	(709)
Goldman Sachs	Amcor Plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,457	39,670	1,356
Goldman Sachs	Anadarko Petroleum	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,317	92,761	794
	Corporation
Goldman Sachs	Array Biopharma, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,408	111,463	(92)
Goldman Sachs	BTG Plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	4,099	55,140	22
Goldman Sachs	Caesars Entertainment	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,940	34,738	827
	Corporation
JP Morgan	Caesars Entertainment	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	5,341	63,121	751
Securities	Corporation
Goldman Sachs	Celgene Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,253	115,610	(4,014)
Goldman Sachs	Cypress Semiconductor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,610	125,165	1,073
	Corporation
JP Morgan	Fidelity National	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	22	887	14
Securities	Financial, Inc.
Goldman Sachs	Finisar Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,917	89,427	4,468
JP Morgan	First Data Corporation,	1/2/20	Pay	0.280% + 1 Month LIBOR USD	Monthly	6,056	163,677	2,891
Securities	Class A
Goldman Sachs	LegacyTexas Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	596	24,247	685
	Group, Inc.
Goldman Sachs	Medidata Solutions, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	599	54,187	(202)
Goldman Sachs	Mellanox	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	872	96,328	(743)
	Technologies Ltd.
JP Morgan	Mellanox	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	418	46,186	(41)
Securities	Technologies Ltd.
Goldman Sachs	Millennium & Copthorne	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	265	2,931	15
	Hotels Plc
Goldman Sachs	Pacific Biosciences	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,234	37,637	(5,814)
	Of California, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	Panalpina Welttransport	1/28/20	Pay	0.350% + ICE LIBOR CHF 1 Month	Monthly	221	$50,982	$4,993
	Holding AG – Reg
Goldman Sachs	Ramirent Oyj	12/10/25	Pay	0.350% + EMMI EURO Overnight Index Average	Monthly	1,676	19,249	(10)
Goldman Sachs	Red Hat, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	763	143,004	1,551
Goldman Sachs	RPC Group Plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	1,358	13,644	40
Goldman Sachs	Spark Therapeutics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	663	86,036	(4,268)
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,923	110,967	(8,680)
Goldman Sachs	Stewart Information	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	759	30,675	(778)
	Services Company
JP Morgan	Tableau Software,	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	784	129,977	(808)
Securities	Inc., Class A
JP Morgan	T-Mobile U.S., Inc.	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	14	1,038	12
Securities
Goldman Sachs	Total System	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,314	168,451	1,901
	Services, Inc.
Goldman Sachs	Tribune Media	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,874	132,595	(68)
	Company, Class A
Goldman Sachs	Versum Materials, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,980	101,944	191
Goldman Sachs	WABCO Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,257	166,379	1,385
JP Morgan	Wageworks, Inc.	12/2/19	Pay	0.350% + 1 Month LIBOR USD	Monthly	310	15,745	54
Securities
Goldman Sachs	Wellcare Health	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	594	169,020	(1,849)
	Plans, Inc.
Goldman Sachs	Worldpay, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,359	166,242	(1,038)

SHORT EQUITY SWAP CONTRACTS
JP Morgan	Abbvie, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(499)	(36,284)	(1,866)
Securities
Goldman Sachs	Amcor Plc	12/10/25	Receive	-0.400% + RBA Interbank Overnight Cash Rate	Monthly	(3,426)	(27,148)	(44)
Goldman Sachs	Bristol-Myers Squibb	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,230)	(55,699)	1,657
	Company
Goldman Sachs	Centene Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,896)	(99,282)	2,887

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Deutsche Bank	DSV A/S	1/28/20	Receive	-0.350% + Copenhagen Interbank	Monthly	(478)	$(7,091)	$(4,895)
				Offer Rate 1 Month
Goldman Sachs	DSV A/S	12/10/25	Receive	-0.350% + DKK Overnight Deposit Rate	Monthly	(46)	(682)	(462)
Goldman Sachs	Eldorado Resorts, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(239)	(11,008)	(157)
JP Morgan	Eldorado Resorts, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(439)	(20,223)	(677)
Securities
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(413)	(16,620)	(34)
	Financial, Inc.
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,244)	(152,400)	(899)
	Info Services, Inc.
JP Morgan	Fiserv, Inc.	1/2/20	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(1,788)	(162,807)	(2,942)
Securities
Goldman Sachs	Global Payments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,052)	(168,261)	(1,978)
Goldman Sachs	II-VI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(829)	(30,270)	(3,162)
Goldman Sachs	Occidental Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(379)	(19,326)	(1,350)
	Corporation
Goldman Sachs	Prosperity	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(309)	(20,399)	(707)
	Bancshares, Inc.
JP Morgan	salesforce.com, Inc.	12/2/19	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(864)	(130,971)	505
Securities
Goldman Sachs	T-Mobile U.S., Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,548)	(114,603)	3,423
								$(15,413)

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
DKK – Danish Kroner
ICE LIBOR – ICE Swiss Franc LIBOR Rate
LIBOR – London Interbank Offered Rate
RBA – Reserve Bank of Australia

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited)
June 30, 2019

	Country	Shares	Value
LONG COMMON STOCKS – 33.05%

Air Freight & Logistics – 0.33%
XPO Logistics, Inc. (a)		107	$6,186

Airlines – 0.20%
Allegiant Travel Company		26	3,731

Auto Components – 0.50%
American Axle & Manufacturing Holdings, Inc. (a)		232	2,960
Gentherm, Inc. (a)		156	6,526
			9,486
Biotechnology – 1.31%
AMAG Pharmaceuticals, Inc. (a)		285	2,847
Anika Therapeutics, Inc. (a)		94	3,818
Biogen, Inc. (a)		26	6,081
Eagle Pharmaceuticals, Inc. (a)		101	5,624
PDL BioPharma, Inc. (a)		1,989	6,245
			24,615
Building Products – 1.48%
CSW Industrials, Inc.		92	6,270
Gibraltar Industries, Inc. (a)		102	4,117
Griffon Corporation		252	4,264
Johnson Controls International plc (b)	Ireland	152	6,279
Quanex Building Products Corporation		368	6,951
			27,881
Chemicals – 0.95%
Ashland Global Holdings, Inc.		62	4,958
Cabot Corporation		143	6,823
NewMarket Corporation		15	6,014
			17,795
Commercial Services & Supplies – 0.99%
ADT, Inc.		524	3,207
Clean Harbors, Inc. (a)		57	4,053
Deluxe Corporation		156	6,343
Quad/Graphics, Inc.		643	5,086
			18,689
Communications Equipment – 0.37%
Ciena Corporation (a)		169	6,951

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Country	Shares	Value
Construction & Engineering – 0.35%
Jacobs Engineering Group, Inc.		77	$6,498

Construction Materials – 0.33%
Eagle Materials, Inc.		68	6,304

Containers & Packaging – 0.91%
Graphic Packaging Holding Company		445	6,221
International Paper Company		140	6,065
Owens-Illinois, Inc.		284	4,904
			17,190
Diversified Consumer Services – 0.28%
Regis Corporation (a)		323	5,362

Diversified Telecommunication Services – 0.22%
CenturyLink, Inc.		355	4,175

Electrical Equipment – 0.33%
nVent Electric plc (b)	Ireland	251	6,222

Electronic Equipment,
Instruments & Components – 0.22%
Anixter International, Inc. (a)		68	4,060

Energy Equipment & Services – 0.52%
Exterran Corporation (a)		432	6,143
Nabors Industries, Ltd.		1,232	3,573
			9,716
Entertainment – 0.20%
Viacom, Inc., Class B		126	3,764

Food & Staples Retailing – 0.34%
Walgreens Boots Alliance, Inc.		117	6,396

Food Products – 0.53%
Darling Ingredients, Inc. (a)		189	3,759
Ingredion, Inc.		75	6,187
			9,946

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Country	Shares	Value
Health Care Equipment & Supplies – 1.54%
Avanos Medical, Inc. (a)		96	$4,187
Becton Dickinson and Company		16	4,032
Haemonetics Corporation (a)		60	7,220
Integer Holdings Corporation (a)		52	4,364
Medtronic plc (b)	Ireland	39	3,798
Oxford Immunotec Global plc (a)(b)	United Kingdom	400	5,504
			29,105
Health Care Technology – 0.36%
Allscripts Healthcare Solutions, Inc. (a)		581	6,757

Hotels, Restaurants & Leisure – 1.01%
Brinker International, Inc.		140	5,509
Carrols Restaurant Group, Inc. (a)		430	3,883
Dine Brands Global, Inc.		65	6,206
International Game Technology plc (b)	United Kingdom	261	3,385
			18,983
Household Durables – 1.06%
Helen of Troy, Ltd. (a)		44	5,746
Newell Brands, Inc.		691	10,655
PulteGroup, Inc.		115	3,636
			20,037
Household Products – 0.19%
Spectrum Brands Holdings, Inc.		67	3,602

IT Services – 0.59%
Cardtronics plc, Class A (a) (b)	United Kingdom	78	2,131
Conduent, Inc. (a)		272	2,609
CoreLogic, Inc. (a)		151	6,316
			11,056
Leisure Products – 0.34%
Brunswick Corporation		140	6,425

Life Sciences Tools & Services – 0.33%
Waters Corporation (a)		29	6,242

Machinery – 2.67%
AGCO Corporation		55	4,266
Astec Industries, Inc.		179	5,828

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Country	Shares	Value
Machinery – 2.67%(Continued)
Caterpillar, Inc.		49	$6,678
Donaldson Company, Inc.		121	6,154
EnPro Industries, Inc.		40	2,554
Graco, Inc.		123	6,172
Milacron Holdings Corporation (a)		495	6,831
Trinity Industries, Inc.		237	4,918
Wabash National Corporation		430	6,996
			50,397
Media – 0.19%
Cable One, Inc.		3	3,513

Metals & Mining – 1.05%
Cleveland-Cliffs, Inc.		188	2,006
Freeport-McMoRan, Inc.		244	2,833
United States Steel Corporation		292	4,470
Warrior Met Coal, Inc.		140	3,657
Worthington Industries, Inc.		169	6,804
			19,770
Multiline Retail – 0.66%
Kohl’s Corporation		73	3,471
Macy’s, Inc.		174	3,734
Nordstrom, Inc.		166	5,289
			12,494
Oil, Gas & Consumable Fuels – 2.49%
Antero Resources Corporation (a)		891	4,927
Arch Coal, Inc., Class A		67	6,312
CNX Resources Corporation (a)		1,189	8,691
ConocoPhillips		99	6,039
Devon Energy Corporation		230	6,560
Extraction Oil & Gas, Inc. (a)		1,288	5,577
Gulfport Energy Corporation (a)		1,055	5,180
W&T Offshore, Inc. (a)		734	3,641
			46,927
Paper & Forest Products – 0.35%
Louisiana-Pacific Corporation		255	6,686

Pharmaceuticals – 0.19%
Endo International plc (a)(b)	Ireland	114	469
Horizon Therapeutics plc (a)(b)	Ireland	131	3,152
			3,621

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Shares	Value
Professional Services – 0.31%
Kforce, Inc.	169	$5,930

Semiconductors & Semiconductor Equipment – 1.79%
Lam Research Corporation	34	6,386
Nanometrics, Inc. (a)	208	7,220
ON Semiconductor Corporation (a)	327	6,609
Qualcomm, Inc.	88	6,694
Skyworks Solutions, Inc.	88	6,800
		33,709
Software – 0.71%
Nuance Communications, Inc. (a)	571	9,119
Proofpoint, Inc. (a)	35	4,209
		13,328
Specialty Retail – 3.93%
Advance Auto Parts, Inc.	24	3,699
CarMax, Inc. (a)	74	6,426
Conn’s, Inc. (a)	276	4,918
Foot Locker, Inc.	145	6,078
GameStop Corporation, Class A	334	1,827
The Gap, Inc.	313	5,625
Geneso, Inc. (a)	129	5,455
Lowe’s Companies, Inc.	62	6,257
MarineMax, Inc. (a)	365	6,001
The Michaels Companies, Inc. (a)	630	5,481
Office Depot, Inc.	2,315	4,769
Sally Beauty Holdings, Inc. (a)	239	3,188
Tailored Brands, Inc.	358	2,066
Tractor Supply Company	58	6,310
Williams-Sonoma, Inc.	92	5,980
		74,080
Technology Hardware, Storage & Peripherals – 0.88%
Avid Technology, Inc. (a)	373	3,402
HP, Inc.	314	6,528
Xerox Corporation	190	6,728
		16,658
Textiles, Apparel & Luxury Goods – 0.88%
Tapestry, Inc.	204	6,473
Unifi, Inc. (a)	244	4,433
Wolverine World Wide, Inc.	209	5,756
		16,662

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2019

	Shares	Value
Trading Companies & Distributors – 1.17%
CAI International, Inc. (a)	188	$4,666
Herc Holdings, Inc. (a)	105	4,812
MRC Global, Inc. (a)	388	6,643
Rush Enterprises, Inc., Class A	164	5,989
		22,110
Total Long Common Stocks
(Cost $672,414)		623,059

SHORT TERM INVESTMENTS – 65.34%

Money Market Funds – 14.31%
First American Government Obligations Fund, Share Class X, 2.29% (c)(d)	134,844	134,844
First American Treasury Obligations Fund, Share Class X, 2.25% (c)(d)	134,844	134,844
Total Money Market Funds
(Cost $269,688)		269,688
	Principal
	Amount
U.S. TREASURY BILLS – 51.03%
Maturity Date: 07/11/2019, Yield to Maturity 2.45%	$300,000	299,839
Maturity Date: 7/25/2019, Yield to Maturity 2.35%	40,000	39,947
Maturity Date: 8/29/19, Yield to Maturity 2.40%	250,000	249,143
Maturity Date: 8/29/19, Yield to Maturity 2.14%	25,000	24,925
Maturity Date: 9/12/2019, Yield to Maturity 2.42%	250,000	248,956
Maturity Date: 10/10/2019, Yield to Maturity 2.33%	50,000	49,708
Maturity Date: 11/07/2019, Yield to Maturity 2.35%	50,000	49,633
Total U.S. Treasury Bills
(Cost $961,744)		962,151
Total Short Term Investments
(Cost $1,231,432)		1,231,839

Total Investments
(Cost $1,903,845) – 98.39%		1,854,898
Assets In Excess Of Liabilities – 1.61%		30,436
Net Assets – 100.00%		$1,885,334

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
(d)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of June 30, 2019 is $284,688.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Abbvie, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	119	$8,637	$(533)
Goldman Sachs	ACCO Brands	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	264	2,074	73
	Corporation
Goldman Sachs	Accuray, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	488	1,885	71
Goldman Sachs	Acorda Therapeutics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	152	1,163	(148)
Goldman Sachs	Advance Auto Parts, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	7,850	(35)
Goldman Sachs	Aegion Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	134	2,462	412
Goldman Sachs	AGCO Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	151	11,694	1,130
Goldman Sachs	AK Steel Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,043	2,468	445
	Corporation
Goldman Sachs	Alcoa Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	92	2,150	184
Goldman Sachs	Allegiant Travel Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	8,308	(50)
Goldman Sachs	Alliance Data Systems	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4	560	2
	Corporation
Goldman Sachs	Allison Transmission	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	47	2,175	103
	Holding
Goldman Sachs	Allscripts Healthcare	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	194	2,253	239
	Solutions
Goldman Sachs	Altair Engineering,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	2,137	241
	Inc., Class A
Goldman Sachs	Altria Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	140	6,728	(228)
Goldman Sachs	American Airlines	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	2,344	158
	Group, Inc.
Goldman Sachs	American Axle &	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	930	11,848	1,289
	Manufacturing
	Holdings, Inc.
Goldman Sachs	Amgen, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	2,024	104
Goldman Sachs	Amkor Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	43	320	19
Goldman Sachs	Anika Therapeutics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	4,379	122
Goldman Sachs	Anixter International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	220	13,114	737
Goldman Sachs	Antero Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	990	5,463	(1,071)
	Corporation
Goldman Sachs	Arcbest Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	78	2,189	191

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Arch Coal, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	52	$4,891	$313
Goldman Sachs	Ardagh Group SA	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	137	2,394	366
Goldman Sachs	Arrow Electronics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	2,206	166
Goldman Sachs	Astec Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	1,950	161
Goldman Sachs	Avaya Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	160	1,902	(15)
	Corporation
Goldman Sachs	Avid Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	259	2,358	362
Goldman Sachs	Beazer Homes USA, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	259	3
Goldman Sachs	Belden, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	37	2,202	152
Goldman Sachs	Biogen, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20	4,669	147
Goldman Sachs	Bioscrip, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	906	2,352	358
Goldman Sachs	Booz Allen Hamilton	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	2,049	34
	Holding Corporation
Goldman Sachs	Brinker International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,475	8
Goldman Sachs	Bruker Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	47	2,344	315
Goldman Sachs	Builders Firstsource, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	707	86
Goldman Sachs	CAI International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	204	5,055	421
Goldman Sachs	California Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	115	2,260	504
	Corporation
Goldman Sachs	Cal-Maine Foods, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	172	7,164	525
Goldman Sachs	Cambrex Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	2,290	276
Goldman Sachs	Campbell Soup Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	2,120	(103)
Goldman Sachs	Camping World	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	141	1,748	49
	Holdings, Inc., Class A
Goldman Sachs	Carmax, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	2,687	206
Goldman Sachs	Carrols Restaurant	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	230	2,073	56
	Group, Inc.
Goldman Sachs	Caterpillar, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	3,130	298
Goldman Sachs	CF Industries	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	76	3,544	308
	Holdings, Inc.
Goldman Sachs	The Cheesecake	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	33	1,440	(25)
	Factory, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Chefs’	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	$2,171	$143
	Warehouse, Inc.
Goldman Sachs	Ciena Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	132	5,421	684
Goldman Sachs	Cirrus Logic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	2,225	181
Goldman Sachs	Clean Harbors, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	126	8,943	521
Goldman Sachs	CMS Energy Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	176	10,174	(27)
Goldman Sachs	CNX Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,807	13,183	(1,274)
	Corporation
Goldman Sachs	Community Health	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	167	445	(7)
	Systems, Inc.
Goldman Sachs	Computer Programs	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	77	2,136	153
	& Systems
Goldman Sachs	Conduent, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	994	9,516	699
Goldman Sachs	Conn’s, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	151	2,686	80
Goldman Sachs	Consol Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	73	1,939	9
Goldman Sachs	Corelogic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	117	4,885	31
Goldman Sachs	CSG Systems	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45	2,194	153
	International, Inc.
Goldman Sachs	CSW Industrials, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	43	2,925	109
Goldman Sachs	Delek Us Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	2,508	346
Goldman Sachs	Deluxe Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	125	5,074	251
Goldman Sachs	Designer Brands,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	374	7,250	279
	Inc., Class A
Goldman Sachs	Designer Brands,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5	97	(47)
	Inc., Class A
Goldman Sachs	Devon Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2	57	6
	Corporation
Goldman Sachs	Dine Brands Global, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,592	83
Goldman Sachs	Discovery, Inc. , Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	2,207	187
Goldman Sachs	Donaldson Company, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	57	2,894	107
Goldman Sachs	Dow, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	41	2,018	(46)
Goldman Sachs	Drive Shack, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	434	2,032	92
The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Duluth Holdings,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	362	$4,910	$(608)
	Inc., Class B
Goldman Sachs	Eagle Materials, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	52	4,817	112
Goldman Sachs	Eagle	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	88	4,891	271
	Pharmaceuticals, Inc.
Goldman Sachs	Ebix, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	1,554	40
Goldman Sachs	Endo International Plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	327	1,344	(287)
Goldman Sachs	Ennis, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	275	5,634	417
Goldman Sachs	Enpro Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	142	9,050	449
Goldman Sachs	Everi Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	172	2,048	22
Goldman Sachs	Exterran Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	336	4,770	227
Goldman Sachs	Extraction Oil & Gas, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,339	5,789	1,116
Goldman Sachs	Extreme Networks, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	362	2,338	237
Goldman Sachs	FMC Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	92	7,655	423
Goldman Sachs	Foot Locker, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	2,511	54
Goldman Sachs	Freeport-McMoran, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	986	11,429	1,465
Goldman Sachs	Gamestop Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	261	1,425	110
	Class A
Goldman Sachs	The Gap, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	234	4,197	(118)
Goldman Sachs	Genesco, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	2,237	(58)
Goldman Sachs	Gentherm, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	65	2,714	198
Goldman Sachs	Gibraltar Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	226	9,106	651
Goldman Sachs	Gilead Sciences, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	2,091	93
Goldman Sachs	Gorman-Rupp Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	2,425	188
Goldman Sachs	Graco, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	2,905	59
Goldman Sachs	Graftech International Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	195	2,239	250
Goldman Sachs	Graphic Packaging	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	336	4,714	17
	Holding Company
Goldman Sachs	Griffon Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	135	2,280	196
Goldman Sachs	Group 1 Automotive, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	2,126	166
Goldman Sachs	Gulfport Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	819	4,013	(541)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	H&R Block, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	$2,184	$145
Goldman Sachs	Haemonetics Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	47	5,647	795
Goldman Sachs	Hanesbrands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	131	2,252	168
Goldman Sachs	Helen of Troy Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18	2,346	(60)
Goldman Sachs	Herc Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	233	10,662	1,887
Goldman Sachs	Hillenbrand, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	52	2,054	58
Goldman Sachs	Home Depot, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	5,190	273
Goldman Sachs	HP, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	244	5,103	331
Goldman Sachs	Illinois Tool Works, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	37	5,607	162
Goldman Sachs	Ingredion, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	83	6,886	197
Goldman Sachs	Integer Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	168	14,077	1,813
	Corporation
Goldman Sachs	International Game	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	725	9,387	294
	Technology Plc
Goldman Sachs	International Paper	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	4,583	(102)
	Company
Goldman Sachs	Jacobs Engineering	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	3,033	151
	Group, Inc.
Goldman Sachs	John Wiley & Sons,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	133	6,089	338
	Inc., Class A
Goldman Sachs	Johnson Controls	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	2,988	158
	International Plc
Goldman Sachs	Kelly Services,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	82	2,144	133
	Inc., Class A
Goldman Sachs	Kemet Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	122	2,291	206
Goldman Sachs	Kennametal, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	2,290	257
Goldman Sachs	Kforce, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	80	2,802	(37)
Goldman Sachs	Kinder Morgan, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	281	5,857	95
Goldman Sachs	Kohl’s Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	155	7,356	(223)
Goldman Sachs	Koppers Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	2,110	78
Goldman Sachs	The Kraft Heinz Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	131	4,060	304
Goldman Sachs	Kraton Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	2,451	405

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Lam Research	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	$5,092	$170
	Corporation
Goldman Sachs	Lantheus Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	2,373	250
Goldman Sachs	Liberty Latin America	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	114	1,956	(25)
	Ltd., Class C
Goldman Sachs	Liberty Oilfield	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	151	2,440	477
	Services, Inc., Class A
Goldman Sachs	Limoneira Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	223	4,439	205
Goldman Sachs	Louisiana-Pacific	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	193	5,052	488
	Corporation
Goldman Sachs	Lowe’s Companies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	2,619	117
Goldman Sachs	M/I Homes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	1,994	(13)
Goldman Sachs	Macy’s, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	369	8,044	273
Goldman Sachs	Madison Square Garden	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8	2,235	(205)
	Company, Class A
Goldman Sachs	Mallinckrodt Plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	378	3,464	60
Goldman Sachs	Manpowergroup, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	2,218	151
Goldman Sachs	MarineMax, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	152	2,494	78
Goldman Sachs	Mastercraft Boat	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	99	1,936	(160)
	Holdings, Inc.
Goldman Sachs	Match Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	1,477	(92)
Goldman Sachs	Maximus, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	99	7,168	(146)
Goldman Sachs	Medtronic Plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	10,305	70
Goldman Sachs	Meridian Bioscience, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	173	2,052	85
Goldman Sachs	Meritor, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	2,324	269
Goldman Sachs	The Michaels	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	260	2,258	(171)
	Companies, Inc.
Goldman Sachs	Micron Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	2,312	311
Goldman Sachs	Milacron Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	234	3,224	315
	Corporation
Goldman Sachs	Molson Coors Brewing	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,956	(53)
	Company, Class B
Goldman Sachs	Moog, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	2,149	149

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	MRC Global, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	183	$3,128	$330
Goldman Sachs	MSC Industrial Direct	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,001	44
	Company, Class A
Goldman Sachs	Murphy USA, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	2,013	(5)
Goldman Sachs	Nanometrics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	161	5,579	659
Goldman Sachs	Natus Medical, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	2,026	42
Goldman Sachs	Navistar International	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	2,132	31
	Corporation
Goldman Sachs	Netgear, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	78	1,969	(25)
Goldman Sachs	Newell Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	176	2,709	101
Goldman Sachs	Newmarket Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	4,422	(34)
Goldman Sachs	Nielsen Holdings Plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	144	3,248	(3)
Goldman Sachs	Nordstrom, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	2,385	(12)
Goldman Sachs	Nuance	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	713	11,364	(978)
	Communications, Inc.
Goldman Sachs	Office Depot, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,176	2,418	100
Goldman Sachs	On Semiconductor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	254	5,125	342
	Corporation
Goldman Sachs	Oracle Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	39	2,218	186
Goldman Sachs	Owens-Illinois, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	268	4,620	130
Goldman Sachs	PACCAR, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	2,432	81
Goldman Sachs	Park-Ohio Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,050	86
	Corporation
Goldman Sachs	Patrick Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	47	2,308	281
Goldman Sachs	Patterson Companys, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	92	2,103	95
Goldman Sachs	PBF Energy,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	2,313	407
	Inc., Class A
Goldman Sachs	PDL Biopharma, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,217	6,949	387
Goldman Sachs	Performance Food	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	1,998	(25)
	Group Company
Goldman Sachs	Pitney Bowes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	495	2,115	61
Goldman Sachs	Post Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	19	1,972	(51)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Progress Software	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	$2,177	$111
	Corporation
Goldman Sachs	Proofpoint, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	11,525	1,081
Goldman Sachs	Propetro Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	101	2,087	241
	Corporation
Goldman Sachs	Quad Graphics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	323	2,550	(351)
Goldman Sachs	Qualcomm, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	5,240	616
Goldman Sachs	Quanex Building Products	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	175	3,300	343
Goldman Sachs	Qurate Retail, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	158	1,954	(68)
Goldman Sachs	Rayonier Advanced	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	784	(25)
	Materials
Goldman Sachs	Regal Beloit Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,211	145
Goldman Sachs	Rollins, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	33	1,181	(72)
Goldman Sachs	Rush Enterprises,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	78	2,844	87
	Inc., Class A
Goldman Sachs	Sally Beauty	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	508	6,762	(1,321)
	Holdings, Inc.
Goldman Sachs	Schneider National,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	115	2,101	106
	Inc., Class B
Goldman Sachs	Scientific Games	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	87	1,721	(1)
	Corporation
Goldman Sachs	Siga Technologies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	359	2,035	11
Goldman Sachs	Skyworks Solutions, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	5,323	634
Goldman Sachs	Snap-On, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	13	2,150	49
Goldman Sachs	Solaris Oilfield	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	136	2,034	58
	Infrasture, Inc., Class A
Goldman Sachs	Sonic Automotive,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	2,481	124
	Inc., Class A
Goldman Sachs	The Southern Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	186	10,264	69
Goldman Sachs	Southern Copper	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	311	12,063	1,153
	Corporation
Goldman Sachs	Southwestern Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	539	1,700	(192)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Steel Dynamics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	263	$7,993	$1,103
Goldman Sachs	Steven Madden Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,135	108
Goldman Sachs	Synaptics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	1,542	57
Goldman Sachs	Synopsys, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	17	2,184	127
Goldman Sachs	Tapestry, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	2,689	155
Goldman Sachs	Tenet Healthcare	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16	330	(7)
	Corporation
Goldman Sachs	Tenneco, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	183	2,026	57
Goldman Sachs	Texas Instruments, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	7,561	335
Goldman Sachs	Titan Machinery, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	470	9,658	1,865
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	645	4,746	276
Goldman Sachs	Tractor Supply Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	2,607	94
Goldman Sachs	Trinity Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	138	2,859	51
Goldman Sachs	Tronox Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	1,098	155
	plc, Class A
Goldman Sachs	Tupperware Brands	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	102	1,965	(79)
	Corporation
Goldman Sachs	Tutor Perini Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	41	568	(39)
Goldman Sachs	Tyson Foods,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	2,015	—
	Inc., Class A
Goldman Sachs	Unifi, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	1,270	(47)
Goldman Sachs	Unisys Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	151	1,465	38
Goldman Sachs	United Therapeutics	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	1,792	(117)
	Corporation
Goldman Sachs	Universal Health	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	82	10,674	718
	Services, Inc., Class B
Goldman Sachs	Varex Imaging	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	2,264	160
	Corporation
Goldman Sachs	Vector Group Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	745	7,250	(65)
Goldman Sachs	Vectrus, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	2,268	256
Goldman Sachs	Verint Systems, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,879	(119)
Goldman Sachs	Viacom, Inc., Class B	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	410	12,307	364

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Vishay	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	39	$643	$31
	Intertechnology, Inc.
Goldman Sachs	VMWare, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	12	2,003	(41)
Goldman Sachs	Wabash National	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	203	3,297	364
	Corporation
Goldman Sachs	Walgreens Boots	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	91	4,967	344
	Alliance, Inc.
Goldman Sachs	Waters Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	4,942	194
Goldman Sachs	Werner Enterprises, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	1,867	102
Goldman Sachs	William Lyon	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	619	(36)
	Homes, Class A
Goldman Sachs	Williams Companies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	209	5,850	36
Goldman Sachs	Williams-Sonoma, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	2,726	251
Goldman Sachs	Wolverine World	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	2,373	(57)
	Wide, Inc.
Goldman Sachs	World Wrestling	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	3,964	(88)
	Entertainment,
	Inc., Class A
Goldman Sachs	Worthington	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	128	5,145	616
	Industries, Inc.
Goldman Sachs	Xerox Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	148	5,269	323
Goldman Sachs	Xperi Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	93	1,911	(14)
Goldman Sachs	XPO Logistics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	3,059	200
Goldman Sachs	Zimmer Biomet	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	17	2,002	(13)
	Holdings, Inc.

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	2U, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,052)	10
Goldman Sachs	3D Systems Corporation	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(181)	(1,645)	(105)
Goldman Sachs	8X8, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,059)	1
Goldman Sachs	AAON, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,106)	(48)
Goldman Sachs	Abercrombie & Fitch	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(384)	9
	Company, Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Acadia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	$(187)	$(6)
	Pharmaceuticals, Inc.
Goldman Sachs	Acceleron Pharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(164)	(3)
Goldman Sachs	Achillion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(150)	8
	Pharmaceuticals, Inc.
Goldman Sachs	Adient Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(6,133)	(1,229)
Goldman Sachs	Advanced Micro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(182)	(5)
	Devices, Inc.
Goldman Sachs	Adverum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(154)	(16)
	Biotechnologies, Inc.
Goldman Sachs	AECOM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,550)	(185)
Goldman Sachs	Aerie	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,062)	259
	Pharmaceuticals, Inc.
Goldman Sachs	AES Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,406)	(21)
Goldman Sachs	Agenus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(159)	(16)
Goldman Sachs	Aimmune	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(520)	(16)
	Therapeutics, Inc.
Goldman Sachs	Aircastle Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(139)	(2,951)	(175)
Goldman Sachs	Akcea Therapeutics, Inc.	12/10/25	Pay	-14.176% + U.S. Federal Funds Effective Rate	Monthly	(20)	(473)	(14)
Goldman Sachs	Akebia Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(184)	(18)
Goldman Sachs	Allakos, Inc.	12/10/25	Receive	-1.198% + U.S. Federal Funds Effective Rate	Monthly	(12)	(519)	(40)
Goldman Sachs	Allegheny	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,535)	(85)
	Technologies, Inc.
Goldman Sachs	Allergan Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,840)	(448)
Goldman Sachs	Allogene	12/10/25	Pay	-4.521% + U.S. Federal Funds Effective Rate	Monthly	(16)	(430)	(13)
	Therapeutics, Inc.
Goldman Sachs	Alnylam	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,087)	(29)
	Pharmaceuticals, Inc.
Goldman Sachs	AMC Entertainment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(738)	(6,874)	1,376
	Holdings, Class A
Goldman Sachs	AMC Networks,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(544)	2
	Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	American Outdoor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	$(171)	$(12)
	Brands Corporation
Goldman Sachs	Amerisourcebergen	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,447)	(59)
	Corporation
Goldman Sachs	Amicus Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(119)	(1,483)	(105)
Goldman Sachs	Anaplan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(202)	(23)
Goldman Sachs	Angiodynamics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(238)	(4,680)	(136)
Goldman Sachs	Apellis	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(177)	(27)
	Pharmaceuticals, Inc.
Goldman Sachs	Aramark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,404)	(23)
Goldman Sachs	Archer-Daniels-	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,385)	(50)
	Midland Company
Goldman Sachs	Arconic, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(197)	(5,080)	(553)
Goldman Sachs	Arcosa, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(188)	(7)
Goldman Sachs	Arlo Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(331)	(1,326)	(144)
Goldman Sachs	Armstrong World	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,068)	(45)
	Industries
Goldman Sachs	Arrowhead	12/10/25	Receive	-0.471% + U.S. Federal Funds Effective Rate	Monthly	(5)	(132)	—
	Pharmaceuticals, Inc.
Goldman Sachs	Arvinas, Inc.	12/10/25	Receive	-0.351% + U.S. Federal Funds Effective Rate	Monthly	(6)	(132)	(4)
Goldman Sachs	Ashland Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(319)	(10)
	Holdings, Inc.
Goldman Sachs	Assembly	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(148)	13
	Biosciences, Inc.
Goldman Sachs	At Home Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(159)	261
Goldman Sachs	Atara Biotherapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(381)	37
Goldman Sachs	Athenex, Inc.	12/10/25	Receive	-0.639% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,622)	(364)
Goldman Sachs	Avalara, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,298)	(47)
Goldman Sachs	Axogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(158)	20
Goldman Sachs	Axon Enterprise, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(962)	58
Goldman Sachs	Axonics Modulation	12/10/25	Receive	0.538% + U.S. Federal Funds Effective Rate	Monthly	(62)	(2,538)	(579)
	Technology
Goldman Sachs	B&G Foods, Inc.	12/10/25	Pay	-10.836% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,791)	152

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Badger Meter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	$(1,133)	$(87)
Goldman Sachs	Baker Hughes a	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,501)	(144)
	Ge Company
Goldman Sachs	Balchem Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,098)	(58)
Goldman Sachs	Ball Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,118)	(87)
Goldman Sachs	Bed Bath & Beyond, Inc.	12/10/25	Receive	-2.343% + U.S. Federal Funds Effective Rate	Monthly	(37)	(436)	41
Goldman Sachs	Benchmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,514)	(141)
	Electronics, Inc.
Goldman Sachs	Berry Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(161)	(4)
	Corporation
Goldman Sachs	Biocryst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(144)	(13)
	Pharmaceuticals, Inc.
Goldman Sachs	Biohaven	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(3,409)	1,014
	Pharmaceutical Hold
Goldman Sachs	Boingo Wireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(179)	(1)
Goldman Sachs	Boise Cascade Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(376)	(10,557)	(1,609)
Goldman Sachs	Boston Beer Company,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(755)	(135)
	Inc., Class A
Goldman Sachs	Briggs & Stratton	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(1,099)	(69)
	Corporation
Goldman Sachs	Brookdale Senior	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(749)	(5,394)	(705)
	Living, Inc.
Goldman Sachs	Brooks Automation, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,083)	(7)
Goldman Sachs	Brunswick Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(4,629)	(218)
Goldman Sachs	The Buckle, Inc.	12/10/25	Receive	-2.587% + U.S. Federal Funds Effective Rate	Monthly	(35)	(606)	(57)
Goldman Sachs	Bunge Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,391)	(28)
Goldman Sachs	Cabot Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(238)	(19)
Goldman Sachs	Caesars Entertainment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(760)	(8,973)	(2,119)
	Corporation
Goldman Sachs	Calamp Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(1,925)	(222)
Goldman Sachs	Calavo Growers, Inc.	12/10/25	Receive	-0.566% + U.S. Federal Funds Effective Rate	Monthly	(6)	(580)	(31)
Goldman Sachs	Callon Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,008)	(6,634)	(395)
	Company
The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Carbon Black, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	$(1,336)	$(171)
Goldman Sachs	Cardlytics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(519)	(18)
Goldman Sachs	Caredx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(144)	(10)
Goldman Sachs	Cargurus, Inc.	12/10/25	Receive	-0.317% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,082)	(54)
Goldman Sachs	Carriage Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(1,404)	(14)
Goldman Sachs	Cars.com, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(512)	21
Goldman Sachs	Carvana Company	12/10/25	Receive	-1.279% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,814)	(84)
Goldman Sachs	Casella Waste Systems,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,029)	2
	Inc., Class A
Goldman Sachs	Cass Information	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,452)	(102)
	Systems, Inc.
Goldman Sachs	Castlight Health,	12/10/25	Receive	-0.773% + U.S. Federal Funds Effective Rate	Monthly	(45)	(145)	(3)
	Inc., Class B
Goldman Sachs	Catalyst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(134)	(12)
	Pharmaceuticals, Inc.
Goldman Sachs	CBIZ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(1,330)	74
Goldman Sachs	Centennial Resource	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(214)	(1,622)	(6)
	Development,
	Inc., Class A
Goldman Sachs	Century Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(179)	(1,235)	(229)
	Company
Goldman Sachs	Century	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(3,769)	149
	Communities, Inc.
Goldman Sachs	Centurylink, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(693)	(93)
Goldman Sachs	Ceridian HCM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,454)	(65)
	Holding, Inc.
Goldman Sachs	Cerus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(223)	(1,252)	(181)
Goldman Sachs	Chemocentryx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(139)	(5)
Goldman Sachs	Chesapeake Energy	12/10/25	Receive	-0.597% + U.S. Federal Funds Effective Rate	Monthly	(6,047)	(11,778)	(409)
	Corporation
Goldman Sachs	Chico’s FAS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(339)	(1,170)	40
Goldman Sachs	The Children’s Place, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(572)	12

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Chipotle Mexican	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	$(1,464)	$(105)
	Grill, Inc.
Goldman Sachs	Circor International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(184)	(6)
Goldman Sachs	Clarus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(1,139)	(96)
Goldman Sachs	Clean Energy Fuels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(447)	(1,192)	(34)
	Corporation
Goldman Sachs	Clearwater Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,514)	(41)
	Corporation
Goldman Sachs	Clearway Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(89)	(1,499)	(91)
	Inc., Class C
Goldman Sachs	Cloudera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(778)	(4,083)	2,763
Goldman Sachs	Clovis Oncology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(1,010)	(42)
Goldman Sachs	Coeur Mining, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(766)	(3,321)	(847)
Goldman Sachs	Coherus Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(177)	(27)
Goldman Sachs	Collegium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(184)	(30)
	Pharmaceutical, Inc.
Goldman Sachs	Companymms	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(731)	(11,481)	851
	Companype Holding
	Company, Inc.
Goldman Sachs	Compass Minerals	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,427)	(41)
	International, Inc.
Goldman Sachs	Constellation Brands,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(4,917)	(242)
	Inc., Class A
Goldman Sachs	Copa Holdings SA,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,072)	(59)
	Class A
Goldman Sachs	Corbus Pharmaceuticals	12/10/25	Pay	-6.390% + U.S. Federal Funds Effective Rate	Monthly	(56)	(388)	(9)
	Holdings, Inc.
Goldman Sachs	Corcept Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(612)	(52)
Goldman Sachs	Costamare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(264)	(1,352)	(3)
Goldman Sachs	Costco Wholesale	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(1,056)	(64)
	Corporation
Goldman Sachs	Coty, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(442)	(10)
Goldman Sachs	Covetrus, Inc.	12/10/25	Receive	-0.436% + U.S. Federal Funds Effective Rate	Monthly	(53)	(1,294)	73

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Crinetics	12/10/25	Pay	-5.348% + U.S. Federal Funds Effective Rate	Monthly	(5)	$(125)	$7
	Pharmaceuticals, Inc.
Goldman Sachs	Cryoport, Inc.	12/10/25	Pay	-5.611% + U.S. Federal Funds Effective Rate	Monthly	(70)	(1,285)	(32)
Goldman Sachs	CVR Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(274)	(13,679)	(1,084)
Goldman Sachs	Cytokinetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(169)	(11)
Goldman Sachs	Cytomx Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(168)	(13)
Goldman Sachs	Denbury Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(956)	(1,184)	107
Goldman Sachs	Dermira, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(1,031)	(61)
Goldman Sachs	DHT Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(242)	(1,428)	(66)
Goldman Sachs	Diamond Offshore	12/10/25	Receive	-0.936% + U.S. Federal Funds Effective Rate	Monthly	(341)	(3,021)	(153)
	Drilling, Inc.
Goldman Sachs	Dicerna	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(220)	(44)
	Pharmaceuticals, Inc.
Goldman Sachs	Dick’s Sporting	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(519)	24
	Goods, Inc.
Goldman Sachs	Digimarc Corporation	12/10/25	Receive	-1.302% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,242)	263
Goldman Sachs	Dillards, Inc., Class A	12/10/25	Pay	-16.768% + U.S. Federal Funds Effective Rate	Monthly	(9)	(561)	(39)
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(170)	(39)
Goldman Sachs	Dish Network	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,419)	(90)
	Corporation, Class A
Goldman Sachs	DistributionNOW, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(1,106)	(83)
Goldman Sachs	DMC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(127)	25
Goldman Sachs	DocuSign, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(993)	74
Goldman Sachs	Domo, Inc., Class B	12/10/25	Receive	-0.771% + U.S. Federal Funds Effective Rate	Monthly	(36)	(982)	166
Goldman Sachs	Dril-Quip, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,534)	(180)
Goldman Sachs	Dupont De Nemours, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,349)	(1)
Goldman Sachs	Dycom Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(176)	(13)
Goldman Sachs	Dynavax Technologies	12/10/25	Receive	-0.635% + U.S. Federal Funds Effective Rate	Monthly	(535)	(2,132)	211
	Corporation
Goldman Sachs	e.l.f. Beauty, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(197)	(40)
Goldman Sachs	Earthstone Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(776)	(106)
	Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Echostar Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	$(4,647)	$(109)
	Class A
Goldman Sachs	Ecolab, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(988)	(23)
Goldman Sachs	Element Solutions, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(1,415)	1
Goldman Sachs	Energizer Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,582)	182
Goldman Sachs	Enphase Energy, Inc.	12/10/25	Receive	-0.480% + U.S. Federal Funds Effective Rate	Monthly	(27)	(492)	(62)
Goldman Sachs	Entercom	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(529)	(3,065)	(97)
	Communications, Class A
Goldman Sachs	Epizyme, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(138)	10
Goldman Sachs	Equifax, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(1,080)	(56)
Goldman Sachs	Eros International Plc	12/10/25	Receive	-1.296% + U.S. Federal Funds Effective Rate	Monthly	(232)	(312)	1,380
Goldman Sachs	Esperion	12/10/25	Receive	-0.768% + U.S. Federal Funds Effective Rate	Monthly	(15)	(697)	47
	Therapeutics, Inc.
Goldman Sachs	Evo Payments, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,165)	(80)
	Class A
Goldman Sachs	Evoqua Water	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(1,223)	(130)
	Technologies Company
Goldman Sachs	Fastenal Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,074)	(12)
Goldman Sachs	Fate Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(162)	(10)
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,470)	(9)
	Info Services, Inc.
Goldman Sachs	First Solar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(2,558)	(182)
Goldman Sachs	Five Below, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,198)	32
Goldman Sachs	Flexion Therapeutics, Inc.	12/10/25	Receive	-0.403% + U.S. Federal Funds Effective Rate	Monthly	(143)	(1,757)	(116)
Goldman Sachs	Floor & Decor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,339)	(122)
	Holdings, Inc., Class A
Goldman Sachs	Fluor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(1,595)	(212)
Goldman Sachs	Ford Motor Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(1,440)	(61)
Goldman Sachs	Forum Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(295)	(1,007)	69
	Technologies, Inc.
Goldman Sachs	Fossil Group, Inc.	12/10/25	Receive	-0.504% + U.S. Federal Funds Effective Rate	Monthly	(50)	(574)	(15)
Goldman Sachs	Fox Factory Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,236)	(186)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Franklin Covey Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	$(1,867)	$(89)
Goldman Sachs	Frank’s International Nv	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(172)	(938)	113
Goldman Sachs	Fresh Del Monte	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,399)	(21)
	Produce, Inc.
Goldman Sachs	Freshpet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,363)	43
Goldman Sachs	Frontdoor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(130)	(9)
Goldman Sachs	Frontline Ltd.	12/10/25	Pay	-5.064% + U.S. Federal Funds Effective Rate	Monthly	(133)	(1,067)	2
Goldman Sachs	Futurefuel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(220)	(2,569)	(280)
Goldman Sachs	G1 Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(184)	(65)
Goldman Sachs	Gaslog Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(674)	(9,692)	(34)
Goldman Sachs	GATX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(4,910)	(361)
Goldman Sachs	GeneralElectric Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,064)	(11,168)	(645)
Goldman Sachs	General Motors Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(236)	(9,081)	(623)
Goldman Sachs	Genmark Diagnostics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(979)	41
Goldman Sachs	Geron Corporation	12/10/25	Receive	-2.788% + U.S. Federal Funds Effective Rate	Monthly	(170)	(240)	5
Goldman Sachs	Glaukos Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(226)	(23)
Goldman Sachs	Global Blood	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(105)	15
	Therapeutics, Inc.
Goldman Sachs	Gogo, Inc.	12/10/25	Receive	-3.283% + U.S. Federal Funds Effective Rate	Monthly	(269)	(1,071)	204
Goldman Sachs	Golar LNG Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(124)	(2,266)	(204)
Goldman Sachs	GoPro, Inc., Class A	12/10/25	Receive	-0.992% + U.S. Federal Funds Effective Rate	Monthly	(67)	(365)	42
Goldman Sachs	Gossamer Bio, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(155)	(30)
Goldman Sachs	Gray Television, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(437)	(7,152)	97
Goldman Sachs	Green Plains, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(1,657)	348
Goldman Sachs	Greif, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,614)	288
Goldman Sachs	GTT	12/10/25	Pay	-15.308% + U.S. Federal Funds Effective Rate	Monthly	(23)	(409)	109
	Communications, Inc.
Goldman Sachs	Guardant Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(2,155)	42
Goldman Sachs	Guess?, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(536)	(11)
Goldman Sachs	Halliburton Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,408)	(94)
Goldman Sachs	Harsco Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(243)	(6,659)	(146)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Hawaiian Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	$(1,392)	$(13)
	Industries, Inc.
Goldman Sachs	Haynes International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,430)	(61)
Goldman Sachs	Healthcare Services Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,483)	114
Goldman Sachs	Hecla Mining Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(786)	(1,413)	(281)
Goldman Sachs	Helix Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(1,655)	(315)
	Solutions, Inc.
Goldman Sachs	Heron Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(1,634)	(76)
Goldman Sachs	Hertz Global	12/10/25	Pay	-2.688% + 1 Month LIBOR USD	Monthly	(39)	(622)	(17)
	Holdings, Inc.
Goldman Sachs	Hertz Global	1/1/20	Pay	-4.980% + 1 Month LIBOR USD	Monthly	(39)	(76)	3
	Holdings, Inc. (Rights)
Goldman Sachs	Hibbett Sports, Inc.	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(25)	(454)	116
Goldman Sachs	Homology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(176)	3
	Medicines, Inc.
Goldman Sachs	Hostess Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(1,457)	(112)
Goldman Sachs	Houghton Mifflin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(182)	(1,047)	(112)
	Harcourt Company
Goldman Sachs	Hyatt Hotels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(1,445)	(60)
	Corporation, Class A
Goldman Sachs	Hyster-Yale Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,214)	(159)
	Handling, Inc.
Goldman Sachs	Immunogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(128)	(4)
Goldman Sachs	Immunomedics, Inc.	12/10/25	Receive	-0.270% + U.S. Federal Funds Effective Rate	Monthly	(13)	(180)	(15)
Goldman Sachs	Impinj, Inc.	12/10/25	Pay	-3.562% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,719)	(190)
Goldman Sachs	Infinera Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(384)	(1,116)	63
Goldman Sachs	Innoviva, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(553)	(25)
Goldman Sachs	Insmed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(153)	(11)
Goldman Sachs	Inspire Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,272)	(148)
	Systems, Inc.
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/25	Receive	-0.415% + U.S. Federal Funds Effective Rate	Monthly	(29)	(474)	(49)
Goldman Sachs	Intelsat SA	12/10/25	Receive	-0.654% + U.S. Federal Funds Effective Rate	Monthly	(26)	(505)	(45)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Interactive Brokers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	$(1,461)	$(39)
	Group, Inc., Class A
Goldman Sachs	Intercept	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(397)	25
	Pharmaceuticals, Inc.
Goldman Sachs	International Business	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(4,820)	(218)
	Machines Corporation
Goldman Sachs	International Seaways, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(2,410)	(111)
Goldman Sachs	Intrepid Potash, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(685)	(2,298)	(65)
Goldman Sachs	Intrexon Corporation	12/10/25	Pay	-24.963% + U.S. Federal Funds Effective Rate	Monthly	(223)	(1,708)	(465)
Goldman Sachs	Invitae Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(188)	(39)
Goldman Sachs	Iovance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(171)	(48)
	Biotherapeutics, Inc.
Goldman Sachs	iRhythm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,185)	(126)
	Technologies, Inc.
Goldman Sachs	Iridium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,463)	(87)
	Communications, Inc.
Goldman Sachs	iRobot Corporation	12/10/25	Receive	-0.782% + U.S. Federal Funds Effective Rate	Monthly	(5)	(458)	(14)
Goldman Sachs	J.B. Hunt Transport	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,095)	(34)
	Services, Inc.
Goldman Sachs	Kadmon Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,042)	(2,144)	(99)
Goldman Sachs	Karyopharm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(150)	(12)
	Therapeutics, Inc.
Goldman Sachs	KBR, Inc.	12/10/25	Receive	-0.353% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,499)	(112)
Goldman Sachs	Kimball Electronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(1,492)	(171)
Goldman Sachs	Kindred Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(128)	(1,065)	(55)
Goldman Sachs	KLXEnergy Services	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(1,102)	(21)
	Holding, Inc.
Goldman Sachs	Knight-Swift	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(623)	(51)
	Transportation
	Holdings, Inc.
Goldman Sachs	Kontoor Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(140)	17
Goldman Sachs	Kosmos Energy Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(273)	(1,710)	(186)
Goldman Sachs	Kronos Worldwide, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(643)	(75)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	L3Harris	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	$(6,232)	$292
	Technologies, Inc.
Goldman Sachs	Laureate Education,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(367)	(5,757)	486
	Inc., Class A
Goldman Sachs	Lennar Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(1,306)	101
	Class A
Goldman Sachs	LGI Homes, Inc.	12/10/25	Receive	-0.894% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,427)	14
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,397)	(37)
	Corporation – Liberty
	Braves, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(2,353)	(4)
	Corporation – Liberty
	Formula One, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,403)	(77)
	Corporation – Liberty
	Media Corporation –
	Sirius XM, Class C
Goldman Sachs	Ligand	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(570)	(1)
	Pharmaceuticals, Inc.
Goldman Sachs	Limelight Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(338)	(911)	140
Goldman Sachs	Lindblad Expeditions	12/10/25	Receive	-0.259% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,094)	(84)
	Holdings, Inc.
Goldman Sachs	Lindsay Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(985)	24
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(968)	54
Goldman Sachs	lululemon Athletica, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,080)	(39)
Goldman Sachs	Lumber Liquidators	12/10/25	Pay	-2.844% + U.S. Federal Funds Effective Rate	Monthly	(169)	(1,953)	(107)
	Holdings, Inc.
Goldman Sachs	Lumentum Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(15,364)	(2,964)
Goldman Sachs	MACOM Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(181)	—
	Solutions Holdings, Inc.
Goldman Sachs	Madrigal	12/10/25	Receive	-0.378% + U.S. Federal Funds Effective Rate	Monthly	(2)	(209)	(16)
	Pharmaceuticals, Inc.
Goldman Sachs	Magellan Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,483)	(170)
Goldman Sachs	Manitowoc Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(250)	(4,445)	(785)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Marriott Vacations	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	$(1,444)	$(57)
	Worldwide Company
Goldman Sachs	Martin Marietta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,379)	(24)
	Materials, Inc.
Goldman Sachs	Marvell Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(202)	(4,815)	(135)
	Group Ltd.
Goldman Sachs	Matador Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,628)	(310)
	Company
Goldman Sachs	Mattel, Inc.	12/10/25	Receive	-1.200% + U.S. Federal Funds Effective Rate	Monthly	(55)	(616)	(11)
Goldman Sachs	Maxar Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(1,203)	(263)
Goldman Sachs	Medicines Company	12/10/25	Receive	-0.385% + U.S. Federal Funds Effective Rate	Monthly	(80)	(2,914)	62
Goldman Sachs	Medicinova, Inc.	12/10/25	Pay	-3.535% + U.S. Federal Funds Effective Rate	Monthly	(14)	(135)	2
Goldman Sachs	Medifast, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(129)	2
Goldman Sachs	MeiraGTx Holdings Plc	12/10/25	Pay	-6.101% + U.S. Federal Funds Effective Rate	Monthly	(6)	(161)	(30)
Goldman Sachs	Meredith Corporation	12/10/25	Receive	-0.418% + U.S. Federal Funds Effective Rate	Monthly	(97)	(5,334)	(229)
Goldman Sachs	Meritage Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,333)	20
	Corporation
Goldman Sachs	MGP Ingredients, Inc.	12/10/25	Receive	-0.692% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,722)	(25)
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(206)	(6)
Goldman Sachs	Momenta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(174)	(6)
	Pharmaceuticals, Inc.
Goldman Sachs	The Mosaic Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,525)	(168)
Goldman Sachs	Motorcar Parts Of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(599)	(100)
	America, Inc.
Goldman Sachs	Mueller Water	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(1,442)	(35)
	Products, Inc., Class A
Goldman Sachs	Myriad Genetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(499)	(45)
Goldman Sachs	Nabors Industries Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(246)	(717)	(119)
Goldman Sachs	Natera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(165)	(25)
Goldman Sachs	National Beverage	12/10/25	Receive	-1.520% + U.S. Federal Funds Effective Rate	Monthly	(12)	(535)	47
	Corporation
Goldman Sachs	National Oilwell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,399)	(102)
	Varco, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	National Presto Inds, Inc.	12/10/25	Receive	-0.411% + U.S. Federal Funds Effective Rate	Monthly	(6)	$(559)	$21
Goldman Sachs	National Vision	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,381)	(154)
	Holdings, Inc.
Goldman Sachs	Nevro Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(129)	(8)
Goldman Sachs	New York Times	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,042)	2
	Company, Class A
Goldman Sachs	Nexstar Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(4,539)	(18)
	Group, Inc., Class A
Goldman Sachs	Nine Energy Service, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(1,696)	(61)
Goldman Sachs	nlight, Inc.	12/10/25	Receive	-0.503% + U.S. Federal Funds Effective Rate	Monthly	(65)	(1,246)	7
Goldman Sachs	NN, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(278)	(2,710)	(414)
Goldman Sachs	Noble Corporation Plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(667)	(1,245)	95
Goldman Sachs	Nordic American	12/10/25	Receive	-1.510% + U.S. Federal Funds Effective Rate	Monthly	(1,286)	(3,012)	(401)
	Tankers Ltd.
Goldman Sachs	Northern Oil And	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(698)	(1,345)	9
	Gas, Inc.
Goldman Sachs	NRG Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(131)	(4,594)	10
Goldman Sachs	NV5 Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(1,057)	23
Goldman Sachs	Oceaneering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(2,872)	(500)
	International, Inc.
Goldman Sachs	Oil States	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,462)	(145)
	International, Inc.
Goldman Sachs	Okta, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,110)	(35)
Goldman Sachs	Olin Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(1,422)	11
Goldman Sachs	Omeros Corporation	12/10/25	Pay	-5.290% + U.S. Federal Funds Effective Rate	Monthly	(75)	(1,179)	164
Goldman Sachs	Opko Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(240)	(585)	(117)
Goldman Sachs	Ormat Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,393)	(47)
Goldman Sachs	Overstock.com, Inc.	12/10/25	Pay	-16.092% + U.S. Federal Funds Effective Rate	Monthly	(40)	(548)	(157)
Goldman Sachs	P.H. Glatfelter Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,416)	(73)
Goldman Sachs	Palatin Technologies, Inc.	12/10/25	Pay	-3.057% + U.S. Federal Funds Effective Rate	Monthly	(124)	(144)	24
Goldman Sachs	Papa John’s	12/10/25	Receive	-1.232% + U.S. Federal Funds Effective Rate	Monthly	(11)	(491)	51
	International, Inc.
The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Par Pacific Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	$(1,414)	$(28)
Goldman Sachs	Par Technology	12/10/25	Receive	-2.257% + U.S. Federal Funds Effective Rate	Monthly	(58)	(1,633)	(38)
	Corporation
Goldman Sachs	Park Electrochemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(718)	(11,968)	(889)
	Corporation
Goldman Sachs	Party City Holdco, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(734)	(5,372)	382
Goldman Sachs	Pattern Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,878)	(121)
	Group, Inc., Class A
Goldman Sachs	PDC Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(5,186)	(797)
Goldman Sachs	pdvWireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(94)	2
Goldman Sachs	Petiq, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(527)	(91)
Goldman Sachs	PetMed Express, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(469)	54
Goldman Sachs	Photronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(1,359)	29
Goldman Sachs	Pilgrim’s Pride	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(1,344)	51
	Corporation
Goldman Sachs	Planet Fitness,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(940)	72
	Inc., Class A
Goldman Sachs	Plug Power, Inc.	12/10/25	Pay	-37.969% + U.S. Federal Funds Effective Rate	Monthly	(794)	(1,775)	242
Goldman Sachs	Pluralsight, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(2,241)	(17)
Goldman Sachs	Portola	12/10/25	Receive	-0.416% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,057)	12
	Pharmaceuticals, Inc.
Goldman Sachs	PQ Group Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(1,393)	7
Goldman Sachs	Prestige Consumer	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(569)	(19)
	Healthcare, Inc.
Goldman Sachs	Pricesmart, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,072)	(32)
Goldman Sachs	Principia Biopharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(166)	(16)
Goldman Sachs	Proto Labs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,159)	(131)
Goldman Sachs	PTC Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(180)	(13)
Goldman Sachs	QEP Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(656)	(4,737)	(486)
Goldman Sachs	Quaker Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,216)	(89)
	Corporation
Goldman Sachs	R1 RCM, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(1,445)	(57)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	$(150)	$(45)
Goldman Sachs	Range Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(467)	52
	Corporation
Goldman Sachs	RBC Bearings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,166)	(121)
Goldman Sachs	Reata Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(94)	(6)
	Inc., Class A
Goldman Sachs	Red Robin Gourmet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(641)	(87)
	Burgers, Inc.
Goldman Sachs	Regis Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(928)	116
Goldman Sachs	Resideo Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(175)	(22)
Goldman Sachs	Rev Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(561)	(96)
Goldman Sachs	Rex American Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(2,402)	(36)
	Corporation
Goldman Sachs	RH	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(693)	(149)
Goldman Sachs	Rhythm	12/10/25	Pay	-21.371% + U.S. Federal Funds Effective Rate	Monthly	(6)	(132)	19
	Pharmaceuticals, Inc.
Goldman Sachs	Rite Aid Corporation	12/10/25	Receive	-0.251% + U.S. Federal Funds Effective Rate	Monthly	(68)	(546)	(12)
Goldman Sachs	Rocket	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(374)	13
	Pharmaceuticals, Inc.
Goldman Sachs	Roku, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,085)	135
Goldman Sachs	Royal Gold, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,535)	(151)
Goldman Sachs	RPC, Inc.	12/10/25	Receive	-0.841% + U.S. Federal Funds Effective Rate	Monthly	(71)	(511)	28
Goldman Sachs	Rubius Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(157)	(16)
Goldman Sachs	Sage Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(183)	(5)
Goldman Sachs	Saia, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,098)	(103)
Goldman Sachs	Sanderson Farms, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(2,727)	46
Goldman Sachs	Sangamo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(161)	(22)
	Therapeutics, Inc.
Goldman Sachs	Sanmina Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,482)	(113)
Goldman Sachs	Sarepta Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(152)	(30)
Goldman Sachs	Savara, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(43)	129
Goldman Sachs	Schlumberger Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,491)	(198)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Scholar Rock Holding	12/10/25	Receive	-0.771% + U.S. Federal Funds Effective Rate	Monthly	(7)	$(111)	$8
	Corporation
Goldman Sachs	Schweitzer-Mauduit	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(1,425)	(11)
	International, Inc.
Goldman Sachs	Scorpio Tankers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,150)	(116)
Goldman Sachs	Select Medical Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(93)	(1,474)	(104)
	Corporation
Goldman Sachs	Semgroup Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(1,270)	73
	Class A
Goldman Sachs	Service Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,401)	(54)
	International
Goldman Sachs	Shake Shack,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,226)	(187)
	Inc., Class A
Goldman Sachs	Ship Finance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(1,349)	6
	International Ltd.
Goldman Sachs	Shoe Carnival, Inc.	12/10/25	Receive	-1.293% + U.S. Federal Funds Effective Rate	Monthly	(19)	(524)	(50)
Goldman Sachs	Shotspotter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(485)	36
Goldman Sachs	Shutterstock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(279)	(10,919)	(200)
Goldman Sachs	Signet Jewelers Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(536)	47
Goldman Sachs	SiteOne Landscape	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,107)	(28)
	Supply, Inc.
Goldman Sachs	Skyline Champion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,121)	(80)
	Corporation
Goldman Sachs	Solarwinds Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(1,447)	(70)
Goldman Sachs	Sonos, Inc.	12/10/25	Receive	-0.632% + U.S. Federal Funds Effective Rate	Monthly	(15)	(170)	(15)
Goldman Sachs	Spartan Motors, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(197)	(42)
Goldman Sachs	Spectrum Brands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(591)	48
	Holdings, Inc.
Goldman Sachs	Spectrum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(155)	(8)
	Pharmaceuticals, Inc.
Goldman Sachs	SPX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(3,232)	(126)
Goldman Sachs	SS&C Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,438)	(2)
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Stamps.com, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	$(452)	$(75)
Goldman Sachs	Steelcase, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(1,584)	(34)
Goldman Sachs	Sunpower Corporation	12/10/25	Pay	-4.354% + U.S. Federal Funds Effective Rate	Monthly	(913)	(9,784)	(2,344)
Goldman Sachs	Sunrun, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(1,387)	(189)
Goldman Sachs	SVMK, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(1,187)	(11)
Goldman Sachs	Switch, Inc., Class A	12/10/25	Receive	-0.578% + U.S. Federal Funds Effective Rate	Monthly	(85)	(1,111)	(69)
Goldman Sachs	Syneos Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(2,960)	(345)
Goldman Sachs	Tabula Rasa	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(2,144)	(363)
	Healthcare, Inc.
Goldman Sachs	Tailored Brands, Inc.	12/10/25	Receive	-1.450% + U.S. Federal Funds Effective Rate	Monthly	(2)	(12)	—
Goldman Sachs	Tandem Diabetes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,095)	112
	Care, Inc.
Goldman Sachs	Taylor Morrison	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(1,402)	(23)
	Home Corporation
Goldman Sachs	Team, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(70)	(1,071)	(25)
Goldman Sachs	TechTarget, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(1,125)	(53)
Goldman Sachs	Teladoc Health, Inc.	12/10/25	Receive	-0.564% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,924)	(325)
Goldman Sachs	Telaria, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(135)	(2)
Goldman Sachs	Tellurian, Inc.	12/10/25	Pay	-4.009% + U.S. Federal Funds Effective Rate	Monthly	(329)	(2,585)	(69)
Goldman Sachs	Terex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(233)	(7,307)	(732)
Goldman Sachs	Terraform Power,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(1,414)	(72)
	Inc., Class A
Goldman Sachs	Tesla, Inc.	12/10/25	Receive	-0.860% + U.S. Federal Funds Effective Rate	Monthly	(3)	(670)	(80)
Goldman Sachs	TG Therapeutics, Inc.	12/10/25	Receive	-1.103% + U.S. Federal Funds Effective Rate	Monthly	(64)	(553)	(100)
Goldman Sachs	TherapeuticsMD, Inc.	12/10/25	Pay	-12.366% + U.S. Federal Funds Effective Rate	Monthly	(478)	(1,243)	281
Goldman Sachs	Tidewater, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,454)	(110)
Goldman Sachs	Timkensteel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(182)	(1,478)	(125)
Goldman Sachs	Tivity Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(443)	67
Goldman Sachs	Tootsie Roll	12/10/25	Receive	-1.407% + U.S. Federal Funds Effective Rate	Monthly	(14)	(518)	19
	Industries, Inc.
Goldman Sachs	TPI Composites, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(2,716)	(308)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Trade Desk,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	$(227)	$5
	Inc., Class A
Goldman Sachs	Transocean Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(1,364)	(79)
Goldman Sachs	Trex Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,217)	(97)
Goldman Sachs	Tricida, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(118)	(9)
Goldman Sachs	Triple-S Management	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(143)	3
	Corporation, Class B
Goldman Sachs	Triton International Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,440)	(104)
Goldman Sachs	Triumph Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,189)	(157)
Goldman Sachs	TTM Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(1,538)	(182)
Goldman Sachs	Twilio, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(94)	(12,799)	58
Goldman Sachs	Twist Bioscience	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(1,883)	(321)
	Corporation
Goldman Sachs	U.S. Silica Holdings, Inc.	12/10/25	Receive	-0.735% + U.S. Federal Funds Effective Rate	Monthly	(112)	(1,439)	(289)
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/25	Receive	-0.926% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,576)	(64)
Goldman Sachs	Ultragenyx	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(2,600)	(241)
	Pharmaceutical, Inc.
Goldman Sachs	United Natural Foods, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(143)	20
Goldman Sachs	Univar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(670)	(14,745)	(201)
Goldman Sachs	Universal Display	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,315)	(246)
	Corporation
Goldman Sachs	Upwork, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,317)	(154)
Goldman Sachs	USA Technologies, Inc.	12/10/25	Receive	-0.924% + U.S. Federal Funds Effective Rate	Monthly	(154)	(1,143)	(126)
Goldman Sachs	Vail Resorts, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,123)	(32)
Goldman Sachs	Veracyte, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(171)	(23)
Goldman Sachs	Vericel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(170)	(21)
Goldman Sachs	Viad Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,392)	(44)
Goldman Sachs	Viasat, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(969)	114
Goldman Sachs	Viewray, Inc.	12/10/25	Receive	-0.451% + U.S. Federal Funds Effective Rate	Monthly	(300)	(2,640)	(102)
Goldman Sachs	Viking Therapeutics, Inc.	12/10/25	Pay	-3.185% + U.S. Federal Funds Effective Rate	Monthly	(19)	(157)	(5)
Goldman Sachs	Visteon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,287)	(199)
Goldman Sachs	Vivint Solar, Inc.	12/10/25	Receive	-1.801% + U.S. Federal Funds Effective Rate	Monthly	(168)	(1,226)	(61)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2019

			Pay/
			Receive			Number		Unrealized
		Maturity	Financing		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Voyager Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	$(163)	$(22)
Goldman Sachs	Vulcan Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,508)	(41)
	Company
Goldman Sachs	Wave Life Sciences Ltd.	12/10/25	Receive	-1.177% + U.S. Federal Funds Effective Rate	Monthly	(21)	(547)	(49)
Goldman Sachs	Wayfair, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,458)	81
Goldman Sachs	Weight Watchers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(515)	(1)
	International, Inc.
Goldman Sachs	Westrock Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(1,457)	(22)
Goldman Sachs	Willscot Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(1,126)	(61)
Goldman Sachs	Wingstop, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,136)	(76)
Goldman Sachs	Wright Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(1,638)	102
	Group NV
Goldman Sachs	Xeris	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(2,000)	(332)
	Pharmaceuticals, Inc.
Goldman Sachs	Yeti Holdings, Inc.	12/10/25	Pay	-3.225% + U.S. Federal Funds Effective Rate	Monthly	(20)	(579)	(89)
Goldman Sachs	Yext, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,124)	(99)
Goldman Sachs	Y-Mabs	12/10/25	Receive	-0.264% + U.S. Federal Funds Effective Rate	Monthly	(6)	(137)	(15)
	Therapeutics, Inc.
Goldman Sachs	Zillow Group,	12/10/25	Receive	-0.481% + U.S. Federal Funds Effective Rate	Monthly	(10)	(463)	—
	Inc., Class C
Goldman Sachs	Ziopharm Oncology, Inc.	12/10/25	Pay	-13.285% + U.S. Federal Funds Effective Rate	Monthly	(100)	(582)	(163)
Goldman Sachs	Zix Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(172)	(3)
Goldman Sachs	Zogenix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(573)	(98)
Goldman Sachs	Zscaler, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(153)	(8)
								$8,587

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

(This Page Intentionally Left Blank.)

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited)
June 30, 2019

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
ASSETS:
Investments, at value
(Cost $15,189,551, $2,001,105
and $1,903,845, respectively)	$15,873,938	$2,001,788	$1,854,898
Cash	445,916	61,846	—
Receivable from brokers
for securities sold short	5,657,855	—	—
Deposits at broker for derivatives	1,063,766	144,931	—
Dividends and interest receivable	104,244	778	899
Receivable for investments sold	90,384	—	—
Receivable from Adviser	32,053	28,501	33,963
Receivable for unsettled swap contracts	18,657	164	—
Rebates receivable	10,389	—	—
Receivable for swap contracts	—	—	8,587
Prepaid expenses and other receivables	42,142	40,721	40,742
Total assets	23,339,344	2,278,729	1,939,089

LIABILITIES:
Securities sold short, at value
(Proceeds of $5,657,855,
$—, and $—, respectively)	6,214,582	—	—
Payable for foreign currency
(Proceeds $151,707, $37,343
and $—, respectively)	146,954	35,778	—
Payable to custodian	—	—	16,999
Payable for swap contracts	157,059	15,413	—
Variation margin for futures contracts	2,222	—	—
Payable for investments purchased	40,000	—	321
Dividends and interest payable	42,175	313	—
Payable for audit fees	16,364	15,372	15,372
Payable for administration
and fund accounting fees	41,999	7,006	9,411
Payable for transfer agent fees	8,262	6,107	6,068
Payable for custodian fees	2,730	353	314
Payable for compliance fees	2,015	1,924	1,923
Distribution fees payable	279	33	29
Accrued expenses and other liabilities	3,370	3,393	3,318
Total liabilities	6,678,011	85,692	53,755
NET ASSETS	$16,661,333	$2,193,037	$1,885,334

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited) – Continued
June 30, 2019

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$16,352,999	$2,100,539	$2,057,752
Distributable gains/
(Accumulated deficit)	308,334	92,498	(172,418)
NET ASSETS	$16,661,333	$2,193,037	$1,885,334

	Institutional	Investor	Institutional	Investor	Institutional	Investor
	Class	Class	Class	Class	Class	Class
Net assets	$16,438,757	$222,576	$2,166,690	$26,347	$1,862,340	$22,994
Shares issued and outstanding(1)	1,612,657	21,929	207,403	2,532	203,853	2,520
Net asset value and
offering price per share(2)	$10.19	$10.15	$10.45	$10.41	$9.14	$9.12

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2019

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
INVESTMENT INCOME:
Interest	$180,589	$23,454	$13,208
Dividend income	72,952	—	5,253
Total investment income	253,541	23,454	18,461

EXPENSES:
Administration and fund
accounting fees (See Note 3)	133,538	16,917	23,312
Investment advisory fees (See Note 3)	125,048	13,602	10,474
Dividends and interest on securities sold short	41,673	—	—
Professional fees	29,664	27,605	23,961
Transfer agent fees (See Note 3)	24,863	18,324	18,191
Custodian fees (See Note 3)	8,135	1,048	911
Compliance fees (See Note 3)	6,373	5,692	5,676
Borrowing expense on securities
sold short and derivative instruments	5,246	1,909	—
Trustees’ fees (See Note 3)	5,063	5,063	5,063
Reports to shareholders	—	4,725	4,797
Federal and state registration fees	1,186	1,155	1,155
Distribution fees – Investor Class (See Note 5)	279	33	29
Other	4,145	3,993	3,857
Total expense before reimbursement	385,213	100,066	97,426
Less: Expense reimbursement
by Adviser (see Note 3)	(192,127)	(81,799)	(84,542)
Net expenses	193,086	18,267	12,884
NET INVESTMENT INCOME	60,455	5,187	5,577

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited) – Continued
For the Six Months Ended June 30, 2019

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
REALIZED AND CHANGE IN
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$337,740	$—	$(167,320)
Securities sold short	(196,862)	—	—
Swap contracts	90,238	58,658	4,131
Futures contracts	(86,056)	—	—
Foreign currency translation	(7,823)	(3,272)	—
Net realized gain (loss)	137,237	55,386	(163,189)
Net change in unrealized
appreciation (depreciation) on:
Investments	934,288	681	221,578
Securities sold short	(872,019)	—	—
Swap contracts	(505,897)	(51,503)	(40,518)
Futures contracts	(5,113)	—	—
Foreign currency translation	17,784	5,570	—
Net change in unrealized
appreciation (depreciation)	(430,957)	(45,252)	181,060
Net realized and change in unrealized
gain (loss) on investments	(293,720)	10,134	17,871
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(233,265)	$15,321	$23,448

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income (loss)	$60,455	$(77,183)
Net realized gain on investments, securities sold short,
swap contracts, futures contracts, and foreign currency translation	137,237	335,583
Net change in unrealized appreciation (depreciation)
on investments, securities sold short, swap contracts,
futures contracts, foreign currency translation	(430,957)	421,331
Net increase (decrease) in net assets resulting from operations	(233,265)	679,731

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(140,808)
Investor Class (See Note 4)	—	(1,916)
Total distributions to shareholders	—	(142,724)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	—	16,357,591

NET INCREASE (DECREASE) IN NET ASSETS	(233,265)	16,894,598

NET ASSETS:
Beginning of period	16,894,598	—
End of period	$16,661,333	$16,894,598

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Institutional:
Issued	—	$—	1,599,000	$15,990,000
Issued to holders in
reinvestment of dividends	—	—	13,657	140,808
Redeemed	—	—	—	—
Net increase in Institutional Class	—	$—	1,612,657	$16,130,808
Investor:
Issued	—	$—	21,755	$225,000
Issued to holders in
reinvestment of dividends	—	—	174	1,783
Redeemed	—	—	—	—
Net increase in Investor Class	—	$—	21,929	$226,783
Net increase in shares outstanding	—	$—	1,634,586	$16,357,591

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income (loss)	$5,187	$(4,443)
Net realized gain on investments, securities sold short,
swap contracts, and foreign currency translation	55,386	115,567
Net change in unrealized appreciation (depreciation) on investments,
securities sold short, swap contracts, foreign currency translation	(45,252)	32,087
Net increase in net assets resulting from operations	15,321	143,211

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(66,338)
Investor Class (See Note 4)	—	(825)
Total distributions to shareholders	—	(67,163)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	—	2,101,668

NET INCREASE IN NET ASSETS	15,321	2,177,716

NET ASSETS:
Beginning of period	2,177,716	—
End of period	$2,193,037	$2,177,716

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Institutional:
Issued	—	$—	201,000	$2,010,000
Issued to holders in
reinvestment of dividends	—	—	6,403	66,338
Redeemed	—	—	—	—
Net increase in Institutional Class	—	$—	207,403	$2,076,338
Investor:
Issued	—	$—	2,500	$25,000
Issued to holders in
reinvestment of dividends	—	—	32	330
Redeemed	—	—	—	—
Net increase in Investor Class	—	$—	2,532	$25,330
Net increase in shares outstanding	—	$—	209,935	$2,101,668

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income (loss)	$5,577	$(1,231)
Net realized gain (loss) on investments, securities sold short,
swap contracts, and foreign currency translation	(163,189)	69,830
Net change in unrealized appreciation (depreciation) on investments,
securities sold short, swap contracts, foreign currency translation	181,060	(221,420)
Net increase (decrease) in net assets resulting from operations	23,448	(152,821)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(43,681)
Investor Class (See Note 4)	—	(488)
Total distributions to shareholders	—	(44,169)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	—	2,058,876

NET INCREASE IN NET ASSETS	23,448	1,861,886

NET ASSETS:
Beginning of period	1,861,886	—
End of period	$1,885,334	$1,861,886

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Institutional:
Issued	—	$—	199,000	$1,990,000
Issued to holders in
reinvestment of dividends	—	—	4,853	43,681
Redeemed	—	—	—	—
Net increase in Institutional Class	—	$—	203,853	$2,033,681
Investor:
Issued	—	$—	2,498	$25,000
Issued to holders in
reinvestment of dividends	—	—	22	195
Redeemed	—	—	—	—
Net increase in Investor Class	—	$—	2,520	$25,195
Net increase in shares outstanding	—	$—	206,373	$2,058,876

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.34	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	(0.19)	0.48
Total from investment operations	(0.15)	0.43

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.09)
Total distributions	—	(0.09)
Net asset value, end of period	$10.19	$10.34

TOTAL RETURN(3)(4)	-1.45%	4.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,439	$16,669
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	4.62%	3.83%
After expense reimbursement(5)	2.31%	2.10%
Ratio of dividends and interest and borrowing
expense on securities sold short to average net assets(5)	0.56%	0.35%
Ratio of operating expenses to average
net assets excluding dividends and interest
and borrowing expense on securities sold short(5)	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(5)	0.73%	(0.49)%
Portfolio turnover rate(4)(6)	50%	192%
(1)	For an Institutional share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.30	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02	(0.07)
Net realized and unrealized gain (loss) on investments	(0.17)	0.46
Total from investment operations	(0.15)	0.39

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.09)
Total distributions	—	(0.09)
Net asset value, end of period	$10.15	$10.30

TOTAL RETURN(3)(4)	-1.46%	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$223	$226
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	4.87%	4.08%
After expense reimbursement(5)	2.56%	2.35%
Ratio of dividends and interest and borrowing
expense on securities sold short to average net assets(5)	0.56%	0.35%
Ratio of operating expenses to average
net assets excluding dividends and interest
and borrowing expense on securities sold short(5)	2.00%	2.00%
Ratio of net investment income (loss) to average net assets(5)	0.48%	(0.74)%
Portfolio turnover rate(4)(6)	50%	192%

(1)	For an Investor share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.37	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02	(0.02)
Net realized and unrealized gain on investments	0.06	0.72
Total from investment operations	0.08	0.70

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.33)
Total distributions	—	(0.33)
Net asset value, end of period	$10.45	$10.37

TOTAL RETURN(3)(4)	0.77%	7.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,167	$2,152
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	9.19%	11.59%
After expense reimbursement(5)	1.68%	1.53%
Ratio of borrowing expense on securities
sold short to average net assets(5)	0.18%	0.03%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold short(5)	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(5)	0.48%	(0.21)%
Portfolio turnover rate(4)(6)	0%	320%

(1)	For an Institutional share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$10.35	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01	(0.05)
Net realized and unrealized gain on investments	0.05	0.73
Total from investment operations	0.06	0.68

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.33)
Total distributions	—	(0.33)
Net asset value, end of period	$10.41	$10.35

TOTAL RETURN(3)(4)	0.58%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26	$26
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	9.44%	11.84%
After expense reimbursement(5)	1.93%	1.78%
Ratio of borrowing expense on securities
sold short to average net assets(5)	0.18%	0.03%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold short(5)	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(5)	0.23%	(0.46)%
Portfolio turnover rate(4)(6)	0%	320%

(1)	For an Investor share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Institutional Class

PER SHARE DATA(1):
Net asset value, beginning of period	$9.02	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.09	(0.75)
Total from investment operations	0.12	(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.22)
Total distributions	—	(0.22)
Net asset value, end of period	$9.14	$9.02

TOTAL RETURN(3)(4)	1.33%	-7.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,862	$1,839
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	10.23%	12.32%
After expense reimbursement(5)	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(5)	0.59%	(0.06)%
Portfolio turnover rate(4)(6)	64%	152%

(1)	For an Institutional share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of period	$9.02	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.08	(0.75)
Total from investment operations	0.10	(0.78)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.20)
Total distributions	—	(0.20)
Net asset value, end of period	$9.12	$9.02

TOTAL RETURN(3)(4)	1.11%	-7.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23	$23
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	10.48%	12.57%
After expense reimbursement(5)	1.60%	1.60%
Ratio of net investment income (loss) to average net assets(5)	0.34%	(0.31)%
Portfolio turnover rate(4)(6)	64%	152%

(1)	For an Investor share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited)
June 30, 2019

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Multi-Strategy Fund (the “Multi-Strategy Fund”), the MProved Systematic Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and the MProved Systematic Long-Short Fund (the “Long-Short Fund”) (each separately a “Fund”, or collectively, the “Funds”) each has its own investment objectives and policies within the Trust. The Funds commenced operations on January 1, 2018. The Funds’ investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales and marketing to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. Organizational costs incurred to establish the Funds and enable them to legally do business were paid by the Adviser and are not subject to reimbursement by the Funds. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Multi-Strategy Fund seeks to achieve positive absolute returns. The Multi-Strategy Fund pursues its investment objective by seeking to provide exposure to a number of strategies often referred to as “alternative” or “absolute return” strategies that are more traditionally offered through hedge funds. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, as well as taking long and short positions on all of its investments. The Multi-Strategy Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Merger Arbitrage Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Merger Arbitrage Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Long-Short Fund seeks to achieve capital growth. The Long-Short Fund pursues an investment objective through rules-based long-short strategies. In pursuing the Long-Short Fund’s investment objective, the Adviser seeks to identify companies that the Adviser expects to be impacted by a significant corporate or market event, including corporate actions, abnormal price movements, investor sentiment, and shifts or disruptions in the company’s balance sheet, cash flow, or earnings fundamentals (referred to as “event-driven opportunities”) or other industry and market dynamics. The Long-Short Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of June 30, 2019:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Preferred Stocks(1)	$3,195,626	$375,665	$—	$3,571,291
Long Convertible Bonds(1)	—	5,582,770	—	5,582,770
Short Term Investments	1,237,797	—	—	1,237,797
U.S. Treasury Bills	—	5,482,080	—	5,482,080
Futures Contracts(2)	—	15,020	—	15,020
	$4,433,423	$11,455,535	$—	$15,888,958
Liabilities
Common Stocks Sold Short(1)	$(5,809,199)	$—	$—	$(5,809,199)
Short U.S. Government Notes	—	(405,383)	—	(405,383)
Swap Contracts(2)	—	(157,059)	—	(157,059)
	$(5,809,199)	$(562,442)	$—	$(6,371,641)

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$731,485	$—	$—	$731,485
U.S. Treasury Bills	—	1,270,303	—	1,270,303
	$731,485	$1,270,303	$—	$2,001,788
Liabilities
Swap Contracts(2)	$—	$(15,413)	$—	$(15,413)
	$—	$(15,413)	$—	$(15,413)

MProved Systematic Long-Short Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$623,059	$—	$—	$623,059
Short Term Investments	269,688	—	—	269,688
U.S. Treasury Bills	—	962,151	—	962,151
Swap Contracts(2)	—	8,587	—	8,587
	$892,747	$970,738	$—	$1,863,485

(1)	Please refer to the Schedules of Investments to view long common stocks, long convertible preferred stocks, long convertible bonds, and short common stocks segregated by industry type.
(2)	Futures and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Variation margin is presented for futures contracts in the Statement of Assets and Liabilities.

During the period ended June 30, 2019, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Securities Sold Short – The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends and interest payable on securities while those securities are sold short. When a security is sold short, the value received will be recorded as short sale proceeds on the Statement of Assets and Liabilities. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

C.  Transactions with Brokers – The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers or in a segregated account at the Funds’ custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Funds may maintain cash deposits at brokers beyond the receivables for short sales.

The Funds’ equity swap contracts’ and futures contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Funds would be presented as a deposit at brokers on the Statement of Assets and Liabilities. The Funds’ securities sold short are traded through the same account and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Futures Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including stock index, commodity, foreign exchange, international and fixed income futures contracts. The Funds may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 N. for further derivative disclosures and Note 2 L. for further counterparty risk disclosure.

E.  Equity Swap Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the period ended June 30, 2019, the Funds entered into both long and short equity swap contracts. The Funds may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates. Foreign currency held/owed will be reported as cash held in foreign currency and payable for foreign currency, respectively, on the Statement of Assets and Liabilities.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

G.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

H.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

I.  Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

J.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses at the Funds are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

K.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

L.  Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The Funds’ derivative contracts are subject to agreements which contain certain covenants and other provisions (“credit risk related contingent features”) that may require the Funds to maintain a NAV above a stated amount or percentage over defined time periods. Upon occurrence of a termination event in respect of a decline in NAV, counterparties to the agreements may require additional collateral be posted by the Funds and/or declare an event of default and terminate any open contracts as of such date. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

M.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

N.  Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2019, the Funds’ average derivative volume is described below:

MProved Systematic Multi-Strategy Fund

	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	994,929	$33,998,835
Short Total Return Swap Contracts	882,405	24,997,863
Long Futures Contracts	47	3,676,294
Short Futures Contracts	129	24,329,981

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

MProved Systematic Merger Arbitrage Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	76,147	$2,562,994
Short Total Return Swap Contracts	14,491	857,809

MProved Systematic Long-Short Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	45,907	$966,966
Short Total Return Swap Contracts	54,495	713,275

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2019.

		Fair Value
	Statement of Assets and Liabilities Location	Assets	Liabilities
MProved Systematic Multi-Strategy Fund
Swap Contracts
Equity	Payable for Swap Contracts	$—	$157,059
Futures Contracts
Commodity	Variation margin for Futures Contracts	—	4,084
Equity	Variation margin for Futures Contracts	1,899	—
Foreign Exchange	Variation margin for Futures Contracts	—	82
Interest rate	Variation margin for Futures Contracts	45	—
Total Futures Contracts		$1,944	$4,166
Total fair value of derivative instruments		$1,944	$161,225

MProved Systematic Merger Arbitrage Fund
Swap Contracts
Equity	Payable for Swap Contracts	$—	$15,413
Total fair value of derivative instruments		$—	$15,413

MProved Systematic Long-Short Fund
Swap Contracts
Equity	Receivable for Swap Contracts	$8,587	$—
Total fair value of derivative instruments		$8,587	$—

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2019:

	Amount of Realized
	Gain (Loss) on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$90,238	$(40,223)	$50,015
Commodity Contracts	—	(9,662)	(9,662)
Interest Rate Contracts	—	(5,659)	(5,659)
Foreign Exchange Contracts	—	(30,512)	(30,512)
Total	$90,238	$(86,056)	$4,182

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$58,658	$—	$58,658
Total	$58,658	$—	$58,658

MProved Systematic Long-Short Fund
Equity Contracts	$4,131	$—	$4,131
Total	$4,131	$—	$4,131

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts(a)	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$(505,897)	$(18,693)	$(524,590)
Commodity Contracts	—	28,827	28,827
Interest Rate Contracts	—	(21,075)	(21,075)
Foreign Exchange Contracts	—	5,828	5,828
Total	$(505,897)	$(5,113)	$(511,010)

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$(51,503)	$—	$(51,503)
Total	$(51,503)	$—	$(51,503)

MProved Systematic Long-Short Fund
Equity Contracts	$(40,518)	$—	$(40,518)
Total	$(40,518)	$—	$(40,518)

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin is separately reported in the Funds’ Statement of Assets and Liabilities.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50%, 1.25%, and 1.10% of the Multi-Strategy Fund, the Merger Arbitrage Fund and the Long-Short Fund’s average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.75%, 1.50%, and 1.35% of the Multi-Strategy Fund, the Merger Arbitrage Fund and the Long-Short Fund’s average daily net assets, respectively. Fees waived and reimbursed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

	MProved Systematic	MProved Systematic	MProved Systematic
Year of Expiration	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
12/31/21	$274,268	$205,676	$216,046
12/31/22	192,127	81,799	84,542

Fund Services acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2019, are disclosed in the Statement of Operations.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
Tax cost of investments*	$12,696,114	$1,885,987	$2,028,770
Gross unrealized appreciation	$360,836	$661	$15,142
Gross unrealized depreciation	(432,893)	(6,208)	(291,233)
Net unrealized appreciation	(72,057)	(5,547)	(276,091)
Undistributed ordinary income	613,656	82,724	80,225
Undistributed long-term capital gain	—	—	—
Other accumulated loss	—	—	—
Total accumulated gains	$541,599	$77,177	$(195,866)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

As of December 31, 2018, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2018, the Funds did not defer any qualified late year losses.

Distributions to Shareholders – The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended December 31, 2018 the following table shows the reclassifications made:

	Distributable Gains/
	(Accumulated Deficit)	Paid-in Capital
MProved Systematic Multi-Strategy Fund	$4,592	$(4,592)
MProved Systematic Merger Arbitrage Fund	$1,129	$(1,129)
MProved Systematic Long-Short Fund	$1,124	$(1,124)

There were no distributions paid by the Funds for the period ended June 30, 2019.

The tax character of distributions paid for the year December 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
MProved Systematic Multi-Strategy Fund	$142,724	$—	$142,724
MProved Systematic Merger Arbitrage Fund	$67,163	$—	$67,163
MProved Systematic Long-Short Fund	$44,169	$—	$44,169

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

Foreside Fund Services LLC (“Foreside”) serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Foreside (the “Distribution Agreement”), Foreside acts as the Funds’ principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Funds’ shares. Foreside is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Foreside will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Foreside upon a 60-day written notice, and will automatically terminate in the event  of its “assignment” (as defined in the 1940 Act).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of each Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of each Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the period ended June 30, 2019, the Funds accrued $279, $33 and $29 in distribution fees for the Multi-Strategy Fund, the Merger Arbitrage Fund and the Long-Short Fund, respectively.

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.75%, 1.50%, and 1.35% of the Multi-Strategy Fund, the Merger Arbitrage Fund and the Long-Short Fund’s average daily net assets, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, short-term options, futures contracts. swap contracts and short investments, by the Funds for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
MProved Systematic Multi-Strategy Fund	$—	$6,704,843	$—	$4,033,113
MProved Systematic Merger Arbitrage Fund	$—	$—	$—	$—
MProved Systematic Long-Short Fund	$—	$436,507	$—	$971,002

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

MProved Systematic Multi-Strategy Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Deutsche Bank	$23,524	$22,563	$961	$—	$—	$961
Goldman Sachs	935,386	935,386	—	—	—	—
JP Morgan Securities	24,413	24,413	—	—	—	—
Total Swap Contracts	983,323	982,362	961	—	—	961
Future Contracts**	1,944	1,944	—	—	—	—
	$985,267	$984,306	$961	$—	$—	$961
Liabilities:
Description
Swap Contracts —
Deutsche Bank	$22,563	$22,563	$—	$—	$—	$—
Goldman Sachs	1,088,731	935,386	153,345	—	153,345	—
JP Morgan Securities	29,088	24,413	4,675	—	4,675	—
Total Swap Contracts	1,140,382	982,362	158,020	—	158,020	—
Future Contracts**	4,166	1,944	2,222	—	2,222	—
	$1,144,548	$984,306	$160,242	$—	$160,242	$—

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

MProved Systematic Merger Arbitrage Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Swap Contracts —
Deutsche Bank	$4,993	$4,895	$98	$—	$—	$98
Goldman Sachs	22,587	22,587	—	—	—	—
JP Morgan Securities	5,294	5,294	—	—	—	—
	$32,874	$32,776	$98	$—	$—	$98
Liabilities:
Description
Swap Contracts —
Deutsche Bank	$4,895	$4,895	$—	$—	$—	$—
Goldman Sachs	37,058	22,587	14,471	—	14,471	—
JP Morgan Securities	6,334	5,294	1,040	—	1,040	—
	$48,287	$32,776	$15,511	$—	$15,511	$—

MProved Systematic Long-Short Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$65,460	$56,873	$8,587	$—	$—	$8,587
	$65,460	$56,873	$8,587	$—	$—	$8,587
Liabilities:
Description
Swap Contracts —
Goldman Sachs	$56,873	$56,873	$—	$—	$—	$—
	$56,873	$56,873	$—	$—	$—	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.
**
Reflects the net variation margin of futures contracts as reported in the Fund’s Schedule of Open Futures Contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s Statement of Assets and Liabilities.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2019

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2019, affiliates of the Adviser owned 98.7%, 98.8% and 98.8% of the outstanding shares of the Multi-Strategy Fund, Merger Arbitrage Fund, and Long-Short Fund, respectively.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

As of July 5, 2019, John Hedrick resigned as President of the Trust. On July 24, 2019 he was replaced by Ryan Roell as the President of the Trust.

As of July 24, 2019, Julie Keller resigned as Assistant Treasurer, replaced by Hailey Glaser and Kristen Pierson.

MPROVED FUNDS

Additional Information (Unaudited)
June 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

MProved Systematic Multi-Strategy Fund	35.69%
MProved Merger Arbitrage	3.36%
MProved Systematic Long Short Fund	28.14%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was as follows:

MProved Systematic Multi-Strategy Fund	6.76%
MProved Merger Arbitrage	1.52%
MProved Systematic Long Short Fund	10.98%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

MProved Systematic Multi-Strategy Fund	100.00%
MProved Merger Arbitrage	100.00%
MProved Systematic Long Short Fund	0.00%

MPROVED FUNDS

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Series Portfolios Trust

By (Signature and Title)*        /s/Ryan L. Roell
Ryan L. Roell, President

Date     08/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Ryan L. Roell
Ryan L. Roell, President

Date     08/29/2019

By (Signature and Title)*        /s/Cullen O. Small
Cullen O. Small, Treasurer

Date     08/29/2019

* Print the name and title of each signing officer under his or her signature.